UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 99.0%
	Consumer Discretionary — 11.4%
	Distributors — 1.0%
45	Genuine Parts Co.	1,701

	Hotels, Restaurants & Leisure — 1.7%
32	Darden Restaurants, Inc. (c)	1,085
32	McDonald’s Corp.	1,838

		2,923

	Media — 2.9%
73	McGraw-Hill Cos., Inc. (The)	1,845
27	Omnicom Group, Inc. (c)	998
61	Regal Entertainment Group, Class A (c)	745
51	Time Warner, Inc.	1,462

		5,050

	Specialty Retail — 3.8%
61	Gap, Inc. (The) (c)	1,312
49	Home Depot, Inc. (c)	1,297
14	Sherwin-Williams Co. (The) (c)	848
47	Tiffany & Co. (c)	1,826
36	TJX Cos., Inc.	1,349

		6,632

	Textiles, Apparel & Luxury Goods — 2.0%
23	Nike, Inc., Class B (c)	1,456
27	V.F. Corp. (c)	1,963

		3,419

	Total Consumer Discretionary	19,725

	Consumer Staples — 11.6%
	Beverages — 1.9%
49	Coca-Cola Co. (The)	2,620
11	PepsiCo, Inc.	622

		3,242

	Food & Staples Retailing — 1.3%
31	SYSCO Corp. (c)	760
32	Wal-Mart Stores, Inc.	1,581

		2,341

	Food Products — 3.1%
29	General Mills, Inc.	1,893
37	JM Smucker Co. (The) (c)	1,960
41	Kraft Foods, Inc., Class A	1,078
16	McCormick & Co., Inc. (Non-Voting)	540

		5,471

	Household Products — 1.0%
15	Kimberly-Clark Corp.	855
14	Procter & Gamble Co.	830

		1,685

	Personal Products — 0.6%
25	Mead Johnson Nutrition Co., Class A (c)	1,119

	Tobacco — 3.7%
44	Lorillard, Inc.	3,292
63	Philip Morris International, Inc.	3,080

		6,372

	Total Consumer Staples	20,230

	Energy — 12.8%
	Oil, Gas & Consumable Fuels — 12.8%
70	Chevron Corp.	4,898
75	ConocoPhillips	3,373
43	Energy Transfer Equity LP	1,193
97	Exxon Mobil Corp.	6,669
22	Marathon Oil Corp.	686
44	NuStar GP Holdings LLC	1,084
18	Occidental Petroleum Corp.	1,395
64	Teekay Corp., (Bahamas) (c)	1,402
82	Williams Cos., Inc. (The)	1,469

	Total Energy	22,169

	Financials — 22.7%
	Capital Markets — 4.5%
87	Bank of New York Mellon Corp. (The)	2,513
8	Goldman Sachs Group, Inc. (The) (c)	1,401
11	Northern Trust Corp.	652
38	T. Rowe Price Group, Inc. (c)	1,741
51	W.P. Carey & Co. LLC	1,452

		7,759

	Commercial Banks — 6.1%
16	BancorpSouth, Inc. (c)	383
56	BB&T Corp.	1,512
14	City National Corp. (c)	537
36	M&T Bank Corp. (c)	2,250
112	TCF Financial Corp. (c)	1,454
157	Wells Fargo & Co.	4,427

		10,563

	Consumer Finance — 0.7%
36	American Express Co.	1,203

	Insurance — 7.2%
35	Assurant, Inc.	1,116
49	Chubb Corp. (The)	2,475
42	Cincinnati Financial Corp. (c)	1,086
36	MetLife, Inc. (c)	1,382
123	Old Republic International Corp. (c)	1,503
64	OneBeacon Insurance Group Ltd., Class A	873
52	Travelers Cos., Inc. (The)	2,540
46	Validus Holdings Ltd., (Bermuda)	1,185
14	Willis Group Holdings Ltd., (United Kingdom)	392

		12,552

	Real Estate Investment Trusts (REITs) — 3.5%
32	Agree Realty Corp.	724
77	Kimco Realty Corp. (c)	1,003
23	National Health Investors, Inc.	741
12	Plum Creek Timber Co., Inc. (c)	368
17	Public Storage (c)	1,264
55	Regency Centers Corp. (c)	2,034

		6,134

	Thrifts & Mortgage Finance — 0.7%
76	People’s United Financial, Inc. (c)	1,178

	Total Financials	39,389

	Health Care — 12.3%
	Health Care Equipment & Supplies — 1.1%
27	Becton, Dickinson & Co. (c)	1,848

	Pharmaceuticals — 11.2%
27	Abbott Laboratories	1,326
62	Johnson & Johnson	3,763
136	Merck & Co., Inc. (c)	4,289
59	Novartis AG, (Switzerland), ADR (c)	2,947
288	Pfizer, Inc.	4,765
49	Wyeth	2,361

		19,451

	Total Health Care	21,299

	Industrials — 8.0%
	Aerospace & Defense — 3.0%
45	Honeywell International, Inc.	1,683
58	United Technologies Corp.	3,528

		5,211

	Commercial Services & Supplies — 0.6%
37	Republic Services, Inc. (c)	972

	Electrical Equipment — 2.1%
26	Cooper Industries Ltd., Class A	984
69	Emerson Electric Co.	2,762

		3,746

	Machinery — 1.4%
20	Caterpillar, Inc. (c)	1,001
35	Illinois Tool Works, Inc.	1,495

		2,496

	Marine — 0.7%
132	Seaspan Corp., (Hong Kong)	1,183

	Road & Rail — 0.2%
8	Norfolk Southern Corp.	358

	Total Industrials	13,966

	Information Technology — 2.9%
	Computers & Peripherals — 0.9%
13	International Business Machines Corp.	1,567

	Semiconductors & Semiconductor Equipment — 0.9%
76	Intel Corp.	1,479

	Software — 1.1%
75	Microsoft Corp. (c)	1,950

	Total Information Technology	4,996

	Materials — 2.4%
	Chemicals — 1.9%
20	Air Products & Chemicals, Inc.	1,567
29	PPG Industries, Inc.	1,712

		3,279

	Construction Materials — 0.5%
17	Vulcan Materials Co. (c)	919

	Total Materials	4,198

	Telecommunication Services — 6.9%
	Diversified Telecommunication Services — 6.9%
84	AT&T, Inc.	2,262
41	CenturyTel, Inc.	1,371
107	Consolidated Communications Holdings, Inc. (c)	1,713
174	Verizon Communications, Inc.	5,255
130	Windstream Corp.	1,314

	Total Telecommunication Services	11,915

	Utilities — 8.0%
	Electric Utilities — 2.3%
60	American Electric Power Co., Inc.	1,850
92	Northeast Utilities (c)	2,179

		4,029

	Gas Utilities — 1.5%
44	EQT Corp. (c)	1,875
22	ONEOK, Inc.	798

		2,673

	Multi-Utilities — 3.6%
117	CMS Energy Corp. (c)	1,568
54	PG&E Corp. (c)	2,190
124	Xcel Energy, Inc. (c)	2,386

		6,144

	Water Utilities — 0.6%
54	American Water Works Co., Inc.	1,075

	Total Utilities	13,921

	Total Common Stocks (Cost $134,451)	171,808

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,941	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $1,941)	1,941

	Investment of Cash Collateral for Securities on Loan — 22.7%
	Investment Company — 22.7%
39,320	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $39,320)	39,320

	Total Investments — 122.8% (Cost $175,712)	213,069
	Liabilities in Excess of Other Assets — (22.8)%	(39,592)

	NET ASSETS — 100.0%	$173,477

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,971
Aggregate gross unrealized depreciation	(5,614)

Net unrealized appreciation/depreciation	$37,357

Federal income tax cost of investments.	$175,712

Equity Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$213,069	$—	$—	$213,069

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 99.3%
	Consumer Discretionary — 9.1%
	Auto Components — 0.2%
42	Goodyear Tire & Rubber Co. (The) (a)	714
103	Johnson Controls, Inc.	2,639

		3,353

	Automobiles — 0.3%
559	Ford Motor Co. (a)	4,027
41	Harley-Davidson, Inc.	935

		4,962

	Distributors — 0.1%
28	Genuine Parts Co.	1,053

	Diversified Consumer Services — 0.2%
22	Apollo Group, Inc., Class A (a) (c)	1,629
11	DeVry, Inc.	594
58	H&R Block, Inc.	1,069

		3,292

	Hotels, Restaurants & Leisure — 1.5%
76	Carnival Corp.	2,528
24	Darden Restaurants, Inc.	825
51	International Game Technology	1,104
44	Marriott International, Inc., Class A	1,203
189	McDonald’s Corp.	10,799
128	Starbucks Corp. (a)	2,639
32	Starwood Hotels & Resorts Worldwide, Inc.	1,070
31	Wyndham Worldwide Corp.	505
12	Wynn Resorts Ltd. (a)	847
81	Yum! Brands, Inc.	2,731

		24,251

	Household Durables — 0.4%
10	Black & Decker Corp.	483
48	D.R. Horton, Inc.	546
26	Fortune Brands, Inc.	1,120
12	Harman International Industries, Inc.	407
13	KB Home	212
27	Leggett & Platt, Inc.	525
27	Lennar Corp., Class A	381
48	Newell Rubbermaid, Inc.	756
55	Pulte Homes, Inc.	602
10	Snap-On, Inc.	348
14	Stanley Works (The)	587
13	Whirlpool Corp.	898

		6,865

	Internet & Catalog Retail — 0.4%
58	Amazon.com, Inc. (a)	5,382
37	Expedia, Inc. (a)	874

		6,256

	Leisure Equipment & Products — 0.1%
47	Eastman Kodak Co. (c)	222
22	Hasbro, Inc.	606
62	Mattel, Inc.	1,152

		1,980

	Media — 2.6%
118	CBS Corp., Class B	1,416
498	Comcast Corp., Class A	8,404
78	DIRECTV Group, Inc. (The) (a) (c)	2,150
41	Gannett Co., Inc.	509
84	Interpublic Group of Cos., Inc. (a)	634
55	McGraw-Hill Cos., Inc. (The)	1,372
6	Meredith Corp.	189
20	New York Times Co. (The), Class A (c)	163
390	News Corp., Class A	4,674
54	Omnicom Group, Inc.	1,990
15	Scripps Networks Interactive, Inc., Class A	571
61	Time Warner Cable, Inc.	2,632
206	Time Warner, Inc.	5,916
105	Viacom, Inc., Class B (a)	2,950
322	Walt Disney Co. (The)	8,849
1	Washington Post Co. (The), Class B	504

		42,923

	Multiline Retail — 0.9%
14	Big Lots, Inc. (a)	358
24	Family Dollar Stores, Inc.	640
41	J.C. Penney Co., Inc.	1,380
53	Kohl’s Corp. (a)	3,023
73	Macy’s, Inc.	1,334
29	Nordstrom, Inc.	872
9	Sears Holdings Corp. (a) (c)	565
130	Target Corp.	6,085

		14,257

	Specialty Retail — 1.9%
15	Abercrombie & Fitch Co., Class A	501
16	AutoNation, Inc. (a)	296
6	AutoZone, Inc. (a)	817
45	Bed Bath & Beyond, Inc. (a)	1,705
59	Best Buy Co., Inc.	2,221
29	GameStop Corp., Class A (a)	756
83	Gap, Inc. (The)	1,787
296	Home Depot, Inc.	7,873
46	Limited Brands, Inc.	786
256	Lowe’s Cos., Inc.	5,364
48	Office Depot, Inc. (a)	315
24	O’Reilly Automotive, Inc. (a)	857
22	RadioShack Corp.	360
17	Sherwin-Williams Co. (The)	1,019
125	Staples, Inc.	2,908
22	Tiffany & Co.	829
73	TJX Cos., Inc.	2,730

		31,124

	Textiles, Apparel & Luxury Goods — 0.5%
55	Coach, Inc.	1,815
67	Nike, Inc., Class B	4,361
10	Polo Ralph Lauren Corp.	768
15	V.F. Corp.	1,120

		8,064

	Total Consumer Discretionary	148,380

	Consumer Staples — 11.5%
	Beverages — 2.7%
19	Brown-Forman Corp., Class B	929
402	Coca-Cola Co. (The)	21,577
55	Coca-Cola Enterprises, Inc.	1,177
34	Constellation Brands, Inc., Class A (a)	522
44	Dr. Pepper Snapple Group, Inc. (a)	1,266
27	Molson Coors Brewing Co., Class B	1,323
25	Pepsi Bottling Group, Inc.	910
270	PepsiCo, Inc.	15,844

		43,548

	Food & Staples Retailing — 2.8%
75	Costco Wholesale Corp.	4,257
250	CVS/Caremark Corp.	8,943
113	Kroger Co. (The)	2,331
72	Safeway, Inc.	1,424
37	SUPERVALU, Inc.	554
102	SYSCO Corp.	2,546
172	Walgreen Co.	6,447
374	Wal-Mart Stores, Inc.	18,383
24	Whole Foods Market, Inc. (a) (c)	743

		45,628

	Food Products —1.6%
111	Archer-Daniels-Midland Co.	3,253
33	Campbell Soup Co.	1,090
77	ConAgra Foods, Inc.	1,662
31	Dean Foods Co. (a)	556
56	General Mills, Inc.	3,632
55	H.J. Heinz Co.	2,172
29	Hershey Co. (The)	1,117
12	Hormel Foods Corp.	430
21	JM Smucker Co. (The)	1,093
44	Kellogg Co.	2,189
256	Kraft Foods, Inc., Class A	6,718
23	McCormick & Co., Inc.	769
121	Sara Lee Corp.	1,344
53	Tyson Foods, Inc., Class A	669

		26,694

	Household Products — 2.6%
24	Clorox Co.	1,421
86	Colgate-Palmolive Co.	6,592
72	Kimberly-Clark Corp.	4,238
506	Procter & Gamble Co.	29,312

		41,563

	Personal Products — 0.2%
74	Avon Products, Inc.	2,514
20	Estee Lauder Cos., Inc. (The), Class A	759

		3,273

	Tobacco — 1.6%
359	Altria Group, Inc.	6,396
29	Lorillard, Inc.	2,128
335	Philip Morris International, Inc.	16,347
29	Reynolds American, Inc.	1,304

		26,175

	Total Consumer Staples	186,881

	Energy — 11.6%
	Energy Equipment & Services — 1.9%
54	Baker Hughes, Inc.	2,292
51	BJ Services Co.	984
38	Cameron International Corp. (a)	1,442
12	Diamond Offshore Drilling, Inc.	1,151
25	ENSCO International, Inc.	1,051
21	FMC Technologies, Inc. (a)	1,109
156	Halliburton Co.	4,240
49	Nabors Industries Ltd., (Bermuda) (a)	1,029
73	National Oilwell Varco, Inc. (a)	3,127
20	Rowan Cos., Inc.	455
208	Schlumberger Ltd.	12,378
38	Smith International, Inc.	1,097

		30,355

	Oil, Gas & Consumable Fuels — 9.7%
85	Anadarko Petroleum Corp.	5,335
58	Apache Corp.	5,346
18	Cabot Oil & Gas Corp.	642
111	Chesapeake Energy Corp.	3,159
348	Chevron Corp.	24,489
257	ConocoPhillips	11,611
31	Consol Energy, Inc.	1,413
43	Denbury Resources, Inc. (a)	654
77	Devon Energy Corp.	5,181
122	El Paso Corp.	1,255
44	EOG Resources, Inc.	3,648
833	Exxon Mobil Corp.	57,168
50	Hess Corp.	2,698
123	Marathon Oil Corp.	3,914
15	Massey Energy Co.	413
33	Murphy Oil Corp.	1,905
30	Noble Energy, Inc.	1,983
141	Occidental Petroleum Corp.	11,021
46	Peabody Energy Corp.	1,727
20	Pioneer Natural Resources Co.	724
27	Range Resources Corp.	1,346
60	Southwestern Energy Co. (a)	2,549
112	Spectra Energy Corp.	2,121
20	Sunoco, Inc.	577
24	Tesoro Corp.	362
98	Valero Energy Corp.	1,892
101	Williams Cos., Inc. (The)	1,806
101	XTO Energy, Inc.	4,157

		159,096

	Total Energy	189,451

	Financials — 15.1%
	Capital Markets — 3.1%
44	Ameriprise Financial, Inc.	1,606
209	Bank of New York Mellon Corp. (The)	6,046
165	Charles Schwab Corp. (The)	3,161
161	E*Trade Financial Corp. (a)	281
15	Federated Investors, Inc., Class B	405
26	Franklin Resources, Inc.	2,611
89	Goldman Sachs Group, Inc. (The)	16,340
72	Invesco Ltd.	1,642
32	Janus Capital Group, Inc.	448
28	Legg Mason, Inc.	873
236	Morgan Stanley	7,277
42	Northern Trust Corp.	2,434
86	State Street Corp.	4,510
44	T. Rowe Price Group, Inc.	2,029

		49,663

	Commercial Banks — 2.9%
118	BB&T Corp.	3,219
26	Comerica, Inc.	777
138	Fifth Third Bancorp	1,397
38	First Horizon National Corp. (a)	502
109	Huntington Bancshares, Inc.	511
152	KeyCorp	990
14	M&T Bank Corp. (c)	892
64	Marshall & Ilsley Corp.	515
80	PNC Financial Services Group, Inc.	3,887
206	Regions Financial Corp.	1,279
86	SunTrust Banks, Inc.	1,950
331	U.S. Bancorp	7,247
810	Wells Fargo & Co.	22,825
22	Zions Bancorp	394

		46,385

	Consumer Finance — 0.7%
206	American Express Co.	6,990
79	Capital One Financial Corp.	2,819
93	Discover Financial Services	1,507
81	SLM Corp. (a)	707

		12,023

	Diversified Financial Services — 4.6%
1,500	Bank of America Corp.	25,380
2,261	Citigroup, Inc.	10,944
12	CME Group, Inc.	3,549
13	IntercontinentalExchange, Inc. (a)	1,233
682	JPMorgan Chase & Co.	29,878
33	Leucadia National Corp. (a)	815
34	Moody’s Corp.	696
25	NASDAQ OMX Group, Inc. (The) (a)	518
45	NYSE Euronext	1,302

		74,315

	Insurance — 2.6%
81	Aflac, Inc.	3,464
93	Allstate Corp. (The)	2,848
23	American International Group, Inc. (a) (c)	1,029
48	AON Corp.	1,936
20	Assurant, Inc.	655
61	Chubb Corp. (The)	3,058
28	Cincinnati Financial Corp.	733
83	Genworth Financial, Inc., Class A	997
67	Hartford Financial Services Group, Inc.	1,766
52	Lincoln National Corp.	1,357
63	Loews Corp.	2,160
91	Marsh & McLennan Cos., Inc.	2,246
27	MBIA, Inc. (a) (c)	213
142	MetLife, Inc.	5,403
55	Principal Financial Group, Inc.	1,515
118	Progressive Corp. (The) (a)	1,951
80	Prudential Financial, Inc.	4,007
14	Torchmark Corp.	623
98	Travelers Cos., Inc. (The)	4,844
57	Unum Group	1,232
59	XL Capital Ltd., (Bermuda), Class A	1,036

		43,073

	Real Estate Investment Trusts (REITs) — 1.1%
20	Apartment Investment & Management Co., Class A	299
14	AvalonBay Communities, Inc.	1,008
24	Boston Properties, Inc.	1,575
48	Equity Residential	1,458
51	HCP, Inc.	1,461
21	Health Care REIT, Inc.	865
105	Host Hotels & Resorts, Inc.	1,232
65	Kimco Realty Corp.	851
28	Plum Creek Timber Co., Inc.	865
77	ProLogis	915
24	Public Storage	1,769
49	Simon Property Group, Inc.	3,431
27	Ventas, Inc.	1,045
27	Vornado Realty Trust	1,744

		18,518

	Real Estate Management & Development — 0.0% (g)
42	CB Richard Ellis Group, Inc., Class A (a)	489

	Thrifts & Mortgage Finance — 0.1%
82	Hudson City Bancorp, Inc.	1,075
60	People’s United Financial, Inc.	940

		2,015

	Total Financials	246,481

	Health Care — 13.0%
	Biotechnology — 1.7%
176	Amgen, Inc. (a)	10,604
50	Biogen Idec, Inc. (a)	2,530
80	Celgene Corp. (a)	4,445
13	Cephalon, Inc. (a)	754
47	Genzyme Corp. (a)	2,659
157	Gilead Sciences, Inc. (a)	7,303

		28,295

	Health Care Equipment & Supplies — 2.0%
104	Baxter International, Inc.	5,957
42	Becton, Dickinson & Co.	2,895
261	Boston Scientific Corp. (a)	2,768
17	C.R. Bard, Inc.	1,330
31	CareFusion Corp. (a)	680
26	DENTSPLY International, Inc.	890
28	Hospira, Inc. (a)	1,246
7	Intuitive Surgical, Inc. (a)	1,725
192	Medtronic, Inc.	7,062
60	St. Jude Medical, Inc. (a)	2,354
49	Stryker Corp.	2,223
22	Varian Medical Systems, Inc. (a)	917
37	Zimmer Holdings, Inc. (a)	1,986

		32,033

	Health Care Providers & Services — 2.0%
76	Aetna, Inc.	2,106
52	AmerisourceBergen Corp.	1,153
62	Cardinal Health, Inc.	1,671
47	CIGNA Corp.	1,328
26	Coventry Health Care, Inc. (a)	518
18	DaVita, Inc. (a)	1,021
48	Express Scripts, Inc. (a)	3,691
29	Humana, Inc. (a)	1,097
19	Laboratory Corp. of America Holdings (a)	1,234
46	McKesson Corp.	2,748
82	Medco Health Solutions, Inc. (a)	4,543
16	Patterson Cos., Inc. (a)	439
27	Quest Diagnostics, Inc.	1,412
75	Tenet Healthcare Corp. (a)	441
202	UnitedHealth Group, Inc.	5,047
82	WellPoint, Inc. (a)	3,901

		32,350

	Health Care Technology — 0.0% (g)
32	IMS Health, Inc.	485

	Life Sciences Tools & Services — 0.4%
31	Life Technologies Corp. (a)	1,423
10	Millipore Corp. (a)	678
20	PerkinElmer, Inc.	389
71	Thermo Fisher Scientific, Inc. (a)	3,090
17	Waters Corp. (a)	925

		6,505

	Pharmaceuticals — 6.9%
268	Abbott Laboratories	13,259
53	Allergan, Inc.	3,026
343	Bristol-Myers Squibb Co.	7,735
175	Eli Lilly & Co.	5,791
52	Forest Laboratories, Inc. (a)	1,540
478	Johnson & Johnson	29,093
43	King Pharmaceuticals, Inc. (a)	463
366	Merck & Co., Inc.	11,565
53	Mylan, Inc. (a) (c)	848
1,170	Pfizer, Inc. (c)	19,366
283	Schering-Plough Corp.	8,003
18	Watson Pharmaceuticals, Inc. (a)	672
231	Wyeth	11,245

		112,606

	Total Health Care	212,274

	Industrials — 10.1%
	Aerospace & Defense — 2.7%
126	Boeing Co.	6,820
67	General Dynamics Corp.	4,313
21	Goodrich Corp.	1,168
130	Honeywell International, Inc.	4,844
32	ITT Corp.	1,649
20	L-3 Communications Holdings, Inc.	1,623
56	Lockheed Martin Corp.	4,371
55	Northrop Grumman Corp.	2,854
24	Precision Castparts Corp.	2,477
68	Raytheon Co.	3,239
27	Rockwell Collins, Inc.	1,388
163	United Technologies Corp.	9,944

		44,690

	Air Freight & Logistics — 1.0%
29	C.H. Robinson Worldwide, Inc.	1,686
37	Expeditors International of Washington, Inc.	1,293
54	FedEx Corp.	4,073
172	United Parcel Service, Inc., Class B	9,736

		16,788

	Airlines — 0.1%
129	Southwest Airlines Co.	1,234

	Building Products — 0.1%
62	Masco Corp.	805

	Commercial Services & Supplies — 0.5%
20	Avery Dennison Corp.	704
23	Cintas Corp.	691
31	Iron Mountain, Inc. (a)	833
36	Pitney Bowes, Inc.	892
36	R.R. Donnelley & Sons Co.	757
56	Republic Services, Inc.	1,485
15	Stericycle, Inc. (a)	714
85	Waste Management, Inc.	2,547

		8,623

	Construction & Engineering — 0.2%
31	Fluor Corp.	1,586
21	Jacobs Engineering Group, Inc. (a)	987
34	Quanta Services, Inc. (a)	761

		3,334

	Electrical Equipment — 0.4%
130	Emerson Electric Co.	5,223
25	Rockwell Automation, Inc.	1,048

		6,271

	Industrial Conglomerates — 2.5%
121	3M Co.	8,935
1,842	General Electric Co. (k)	30,254
47	Textron, Inc.	889

		40,078

	Machinery — 1.5%
108	Caterpillar, Inc.	5,529
35	Cummins, Inc.	1,568
45	Danaher Corp.	3,023
73	Deere & Co.	3,147
32	Dover Corp.	1,251
29	Eaton Corp.	1,625
10	Flowserve Corp.	956
67	Illinois Tool Works, Inc.	2,852
63	PACCAR, Inc.	2,375
20	Pall Corp.	660
28	Parker Hannifin Corp.	1,443

		24,429

	Professional Services — 0.1%
9	Dun & Bradstreet Corp.	689
22	Equifax, Inc.	638
22	Monster Worldwide, Inc. (a)	382
26	Robert Half International, Inc.	659

		2,368

	Road & Rail — 0.9%
45	Burlington Northern Santa Fe Corp.	3,624
68	CSX Corp.	2,845
64	Norfolk Southern Corp.	2,748
10	Ryder System, Inc.	379
87	Union Pacific Corp.	5,102

		14,698

	Trading Companies & Distributors — 0.1%
23	Fastenal Co. (c)	887
11	W.W. Grainger, Inc.	969

		1,856

	Total Industrials	165,174

	Information Technology — 18.5%
	Communications Equipment — 2.7%
16	Ciena Corp. (a)	258
1,000	Cisco Systems, Inc. (a)	23,541
23	Harris Corp.	854
38	JDS Uniphase Corp. (a)	268
91	Juniper Networks, Inc. (a)	2,456
398	Motorola, Inc.	3,419
288	QUALCOMM, Inc.	12,964
69	Tellabs, Inc. (a)	475

		44,235

	Computers & Peripherals — 5.7%
155	Apple, Inc. (a)	28,791
298	Dell, Inc. (a)	4,553
351	EMC Corp. (a)	5,974
411	Hewlett-Packard Co.	19,408
227	International Business Machines Corp.	27,185
14	Lexmark International, Inc., Class A (a)	292
58	NetApp, Inc. (a)	1,556
20	QLogic Corp. (a)	352
39	SanDisk Corp. (a)	854
131	Sun Microsystems, Inc. (a)	1,187
30	Teradata Corp. (a)	820
39	Western Digital Corp. (a)	1,423

		92,395

	Electronic Equipment, Instruments & Components — 0.5%
60	Agilent Technologies, Inc. (a)	1,665
30	Amphenol Corp., Class A	1,120
270	Corning, Inc.	4,126
26	FLIR Systems, Inc. (a)	735
32	Jabil Circuit, Inc.	429
24	Molex, Inc.	492

		8,567

	Internet Software & Services — 1.8%
30	Akamai Technologies, Inc. (a)	588
195	eBay, Inc. (a)	4,596
42	Google, Inc., Class A (a)	20,684
33	VeriSign, Inc. (a) (c)	792
207	Yahoo!, Inc. (a)	3,683

		30,343

	IT Services — 1.1%
17	Affiliated Computer Services, Inc., Class A (a)	917
87	Automatic Data Processing, Inc.	3,422
51	Cognizant Technology Solutions Corp., Class A (a)	1,965
26	Computer Sciences Corp. (a)	1,386
21	Convergys Corp. (a)	212
33	Fidelity National Information Services, Inc.	849
27	Fiserv, Inc. (a)	1,290
17	MasterCard, Inc., Class A	3,363
56	Paychex, Inc.	1,618
34	Total System Services, Inc.	551
122	Western Union Co. (The)	2,301

		17,874

	Office Electronics — 0.1%
151	Xerox Corp.	1,166

	Semiconductors & Semiconductor Equipment — 2.6%
97	Advanced Micro Devices, Inc. (a) (c)	550
51	Altera Corp.	1,046
51	Analog Devices, Inc.	1,394
231	Applied Materials, Inc.	3,099
75	Broadcom Corp., Class A (a)	2,296
971	Intel Corp.	18,994
30	KLA-Tencor Corp.	1,061
39	Linear Technology Corp.	1,065
113	LSI Corp. (a)	620
39	MEMC Electronic Materials, Inc. (a)	645
32	Microchip Technology, Inc. (c)	841
147	Micron Technology, Inc. (a)	1,204
41	National Semiconductor Corp.	579
17	Novellus Systems, Inc. (a)	355
95	NVIDIA Corp. (a)	1,427
30	Teradyne, Inc. (a)	280
219	Texas Instruments, Inc.	5,181
48	Xilinx, Inc.	1,121

		41,758

	Software — 4.0%
91	Adobe Systems, Inc. (a)	3,007
40	Autodesk, Inc. (a)	948
32	BMC Software, Inc. (a)	1,197
69	CA, Inc.	1,518
32	Citrix Systems, Inc. (a)	1,245
41	Compuware Corp. (a)	302
56	Electronic Arts, Inc. (a)	1,069
56	Intuit, Inc. (a)	1,596
27	McAfee, Inc. (a)	1,194
1,344	Microsoft Corp.	34,798
60	Novell, Inc. (a)	271
677	Oracle Corp.	14,112
33	Red Hat, Inc. (a)	901
19	Salesforce.com, Inc. (a)	1,077
141	Symantec Corp. (a)	2,326

		65,561

	Total Information Technology	301,899

	Materials — 3.5%
	Chemicals — 2.0%
36	Air Products & Chemicals, Inc.	2,826
14	Airgas, Inc.	685
8	CF Industries Holdings, Inc.	724
198	Dow Chemical Co. (The)	5,169
157	E.l. du Pont de Nemours & Co.	5,035
13	Eastman Chemical Co.	675
41	Ecolab, Inc.	1,898
13	FMC Corp.	707
14	International Flavors & Fragrances, Inc.	520
95	Monsanto Co.	7,326
29	PPG Industries, Inc.	1,664
53	Praxair, Inc.	4,345
21	Sigma-Aldrich Corp.	1,140

		32,714

	Construction Materials — 0.1%
22	Vulcan Materials Co.	1,172

	Containers & Packaging — 0.2%
16	Ball Corp.	803
19	Bemis Co., Inc.	485
29	Owens-Illinois, Inc. (a)	1,077
23	Pactiv Corp. (a)	596
28	Sealed Air Corp.	541

		3,502

	Metals & Mining — 1.0%
19	AK Steel Holding Corp.	374
169	Alcoa, Inc.	2,216
17	Allegheny Technologies, Inc.	595
71	Freeport-McMoRan Copper & Gold, Inc.	4,898
85	Newmont Mining Corp.	3,740
55	Nucor Corp.	2,565
15	Titanium Metals Corp.	141
25	United States Steel Corp.	1,103

		15,632

	Paper & Forest Products — 0.2%
75	International Paper Co.	1,668
30	MeadWestvaco Corp.	662
37	Weyerhaeuser Co.	1,343

		3,673

	Total Materials	56,693

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.9%
1,023	AT&T, Inc.	27,630
52	CenturyTel, Inc.	1,732
54	Frontier Communications Corp.	408
257	Qwest Communications International, Inc. (c)	979
493	Verizon Communications, Inc.	14,908
76	Windstream Corp.	767

		46,424

	Wireless Telecommunication Services — 0.3%
68	American Tower Corp., Class A (a)	2,491
45	MetroPCS Communications, Inc. (a)	423
499	Sprint Nextel Corp. (a)	1,969

		4,883

	Total Telecommunication Services	51,307

	Utilities — 3.7%
	Electric Utilities — 2.1%
29	Allegheny Energy, Inc.	779
83	American Electric Power Co., Inc.	2,562
225	Duke Energy Corp.	3,539
56	Edison International	1,897
34	Entergy Corp.	2,711
114	Exelon Corp.	5,670
53	FirstEnergy Corp.	2,416
71	FPL Group, Inc.	3,940
30	Northeast Utilities	721
38	Pepco Holdings, Inc.	570
18	Pinnacle West Capital Corp.	576
65	PPL Corp.	1,981
48	Progress Energy, Inc.	1,892
138	Southern Co.	4,371

		33,625

	Gas Utilities — 0.1%
23	EQT Corp.	967
8	Nicor, Inc.	287
30	Questar Corp.	1,134

		2,388

	Independent Power Producers & Energy Traders — 0.2%
116	AES Corp. (The) (a)	1,714
35	Constellation Energy Group, Inc.	1,126
88	Dynegy, Inc., Class A (a)	224

		3,064

	Multi-Utilities — 1.3%
40	Ameren Corp.	1,023
67	CenterPoint Energy, Inc.	833
40	CMS Energy Corp.	532
48	Consolidated Edison, Inc.	1,952
103	Dominion Resources, Inc.	3,561
29	DTE Energy Co.	1,002
13	Integrys Energy Group, Inc.	475
48	NiSource, Inc.	663
64	PG&E Corp.	2,602
88	Public Service Enterprise Group, Inc.	2,758
19	SCANA Corp.	667
43	Sempra Energy	2,119
37	TECO Energy, Inc.	522
20	Wisconsin Energy Corp.	916
79	Xcel Energy, Inc.	1,520

		21,145

	Total Utilities	60,222

	Total Common Stocks (Cost $1,048,044)	1,618,762

	Short-Term Investment — 0.9%
	Investment Company — 0.9%
14,081	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $14,081)	14,081

PRINCIPAL AMOUNT($)

	Investments of Cash Collateral for Securities on Loan — 0.7%
	Certificate of Deposit — 0.2%
2,500	Calyon, New York, VAR, 0.396%, 03/15/10	2,480

	Corporate Notes — 0.4%
5,500	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	5,498
1,700	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	1,670

		7,168

SHARES

	Investment Company — 0.1%
1,801	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	1,801

	Total Investments of Cash Collateral for Securities on Loan (Cost $11,500)	11,449

	Total Investments — 100.9%
	(Cost $1,073,625)	1,644,292
	Liabilities in Excess of Other Assets — (0.9)%	(14,354)

	NET ASSETS — 100.0%	$1,629,938

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
50	S&P 500 Index	12/17/09	$13,161	$341

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$672,555
Aggregate gross unrealized depreciation	(101,888)

Net unrealized appreciation/depreciation	$570,667

Federal income tax cost of investments	$1,073,625

Equity Index Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$1,634,644	$9,648	$—	$1,644,292
Appreciation in Other Financial Instruments*	$341	$—	$—	$341

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of corporate notes that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except in number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.4%
	Consumer Discretionary — 17.7%
	Auto Components — 0.7%
51	Autoliv, Inc., (Sweden)	1,727
76	TRW Automotive Holdings Corp. (a)	1,278

		3,005

	Distributors — 0.3%
33	Genuine Parts Co.	1,264

	Diversified Consumer Services — 1.9%
47	Apollo Group, Inc., Class A (a) (c)	3,470
28	DeVry, Inc.	1,532
156	H&R Block, Inc.	2,875

		7,877

	Hotels, Restaurants & Leisure — 1.9%
68	Brinker International, Inc.	1,062
16	Choice Hotels International, Inc.	488
65	Darden Restaurants, Inc.	2,201
33	International Speedway Corp., Class A	907
18	Penn National Gaming, Inc. (a)	509
166	Wyndham Worldwide Corp.	2,707

		7,874

	Household Durables — 2.6%
27	D.R. Horton, Inc.	306
2	Garmin Ltd., (Cayman Islands)	60
158	Jarden Corp.	4,426
118	Leggett & Platt, Inc.	2,295
4	NVR, Inc. (a)	2,486
31	Stanley Works (The)	1,315

		10,888

	Internet & Catalog Retail — 0.6%
16	priceline.com, Inc. (a) (c)	2,620

	Leisure Equipment & Products — 0.5%
82	Hasbro, Inc.	2,288

	Media — 2.9%
12	CBS Corp., Class B	148
34	CTC Media, Inc., (Russia) (a)	541
71	DISH Network Corp., Class A (a)	1,362
36	DreamWorks Animation SKG, Inc., Class A (a)	1,268
118	Gannett Co., Inc.	1,480
151	Interpublic Group of Cos., Inc. (a)	1,136
9	John Wiley & Sons, Inc., Class A	303
63	Liberty Global, Inc., Class A (a)	1,426
31	McGraw-Hill Cos., Inc. (The)	789
37	Omnicom Group, Inc.	1,363
44	Regal Entertainment Group, Class A	538
68	Viacom, Inc., Class B (a)	1,896

		12,250

	Multiline Retail — 1.6%
60	Big Lots, Inc. (a)	1,501
58	J.C. Penney Co., Inc.	1,944
181	Macy’s, Inc.	3,313

		6,758

	Specialty Retail — 3.9%
33	Advance Auto Parts, Inc.	1,282
29	Aeropostale, Inc. (a)	1,278
40	AutoNation, Inc. (a)	725
9	AutoZone, Inc. (a)	1,265
66	GameStop Corp., Class A (a)	1,751
156	Gap, Inc. (The)	3,332
69	RadioShack Corp.	1,145
60	Ross Stores, Inc.	2,852
45	Signet Jewelers Ltd., (Bermuda) (a)	1,174
36	TJX Cos., Inc.	1,349

		16,153

	Textiles, Apparel & Luxury Goods — 0.8%
71	Coach, Inc.	2,331
32	Jones Apparel Group, Inc.	575
63	Liz Claiborne, Inc.	311

		3,217

	Total Consumer Discretionary	74,194

	Consumer Staples — 4.7%
	Beverages — 1.8%
119	Coca-Cola Enterprises, Inc.	2,543
154	Constellation Brands, Inc., Class A (a)	2,335
89	Dr. Pepper Snapple Group, Inc. (a)	2,550

		7,428

	Food Products — 1.0%
18	Bunge Ltd.	1,146
65	Dean Foods Co. (a)	1,154
27	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	621
107	Tyson Foods, Inc., Class A	1,356

		4,277

	Household Products — 0.3%
23	Church & Dwight Co., Inc.	1,280

	Personal Products — 0.3%
41	Herbalife Ltd., (Cayman Islands)	1,349

	Tobacco — 1.3%
53	Lorillard, Inc.	3,947
29	Reynolds American, Inc.	1,309

		5,256

	Total Consumer Staples	19,590

	Energy — 6.9%
	Energy Equipment & Services — 3.4%
60	BJ Services Co.	1,162
11	Diamond Offshore Drilling, Inc.	1,041
23	Dresser-Rand Group, Inc. (a)	724
120	ENSCO International, Inc. (c)	5,105
38	Helmerich & Payne, Inc. (c)	1,516
29	National Oilwell Varco, Inc. (a)	1,264
39	Oil States International, Inc. (a)	1,372
14	Tidewater, Inc.	645
32	Unit Corp. (a)	1,339

		14,168

	Oil, Gas & Consumable Fuels — 3.5%
54	Alpha Natural Resources, Inc. (a)	1,885
48	Cimarex Energy Co.	2,077
37	Encore Acquisition Co. (a)	1,369
24	EXCO Resources, Inc. (a)	450
10	Massey Energy Co.	276
37	Murphy Oil Corp.	2,113
66	Newfield Exploration Co. (a)	2,792
14	Noble Energy, Inc.	900
46	Southern Union Co.	963
44	Southwestern Energy Co. (a)	1,882

		14,707

	Total Energy	28,875

	Financials — 18.2%
	Capital Markets — 2.4%
56	Affiliated Managers Group, Inc. (a)	3,608
42	Federated Investors, Inc., Class B	1,113
67	GLG Partners, Inc. (c)	270
8	Lazard Ltd., (Bermuda), Class A	331
13	Northern Trust Corp.	736
199	TD AMERITRADE Holding Corp. (a)	3,911

		9,969

	Commercial Banks — 2.0%
49	BancorpSouth, Inc.	1,184
35	Bank of Hawaii Corp.	1,466
36	BOK Financial Corp. (c)	1,644
12	Cullen/Frost Bankers, Inc.	599
253	TCF Financial Corp. (c)	3,302
23	Valley National Bancorp (c)	288

		8,483

	Consumer Finance — 0.1%
27	AmeriCredit Corp. (a) (c)	420

	Diversified Financial Services — 0.6%
37	Moody’s Corp.	757
85	NASDAQ OMX Group, Inc. (The) (a)	1,780

		2,537

	Insurance — 6.1%
44	Allied World Assurance Co. Holdings Ltd., (Bermuda)	2,128
162	American Financial Group, Inc.	4,136
32	Arch Capital Group Ltd., (Bermuda) (a)	2,151
56	Assurant, Inc.	1,803
28	Axis Capital Holdings Ltd., (Bermuda)	857
22	CNA Financial Corp. (a)	531
226	Genworth Financial, Inc., Class A	2,703
38	Hanover Insurance Group, Inc. (The)	1,550
21	PartnerRe Ltd., (Bermuda)	1,623
49	Principal Financial Group, Inc.	1,353
13	Protective Life Corp.	279
56	StanCorp Financial Group, Inc.	2,257
8	Torchmark Corp.	334
168	Unum Group	3,600

		25,305

	Real Estate Investment Trusts (REITs) — 5.9%
17	Alexandria Real Estate Equities, Inc. (c)	935
63	AMB Property Corp. (m)	1,456
201	Annaly Capital Management, Inc.	3,639
13	Camden Property Trust	512
91	Chimera Investment Corp.	346
38	Douglas Emmett, Inc. (m)	468
35	Equity Residential	1,074
35	Federal Realty Investment Trust	2,123
60	Health Care REIT, Inc.	2,506
76	Hospitality Properties Trust	1,549
44	Mack-Cali Realty Corp.	1,416
57	Nationwide Health Properties, Inc.	1,766
38	ProLogis	454
41	SL Green Realty Corp.	1,776
52	Taubman Centers, Inc.	1,887
74	Ventas, Inc.	2,857

		24,764

	Thrifts & Mortgage Finance — 1.1%
192	Hudson City Bancorp, Inc.	2,522
194	New York Community Bancorp, Inc. (c)	2,217

		4,739

	Total Financials	76,217

	Health Care — 8.4%
	Biotechnology — 0.7%
37	BioMarin Pharmaceutical, Inc. (a)	672
50	Talecris Biotherapeutics Holdings Corp. (a)	950
40	Vertex Pharmaceuticals, Inc. (a)	1,505

		3,127

	Health Care Equipment & Supplies — 1.7%
45	Hospira, Inc. (a)	2,020
38	Inverness Medical Innovations, Inc. (a)	1,476
49	Kinetic Concepts, Inc. (a)	1,825
40	Varian Medical Systems, Inc. (a)	1,702

		7,023

	Health Care Providers & Services — 3.0%
31	Aetna, Inc.	855
90	CIGNA Corp.	2,531
114	Health Management Associates, Inc., Class A (a)	850
32	Laboratory Corp. of America Holdings (a)	2,089
23	LifePoint Hospitals, Inc. (a)	614
52	Lincare Holdings, Inc. (a)	1,609
91	Omnicare, Inc.	2,044
39	Quest Diagnostics, Inc.	2,033

		12,625

	Life Sciences Tools & Services — 1.1%
96	Life Technologies Corp. (a)	4,458

	Pharmaceuticals — 1.9%
24	Allergan, Inc.	1,385
49	Endo Pharmaceuticals Holdings, Inc. (a)	1,104
70	King Pharmaceuticals, Inc. (a)	750
75	Mylan, Inc. (a) (c)	1,196
73	Warner Chilcott plc, (Bermuda), Class A (a)	1,580
59	Watson Pharmaceuticals, Inc. (a)	2,164

		8,179

	Total Health Care	35,412

	Industrials — 11.5%
	Aerospace & Defense — 2.2%
67	Goodrich Corp.	3,624
52	L-3 Communications Holdings, Inc.	4,193
28	Northrop Grumman Corp.	1,439

		9,256

	Airlines — 0.8%
76	Copa Holdings S.A., (Panama), Class A	3,395

	Building Products — 0.1%
17	Lennox International, Inc.	603

	Commercial Services & Supplies — 1.3%
36	Pitney Bowes, Inc.	890
127	R.R. Donnelley & Sons Co.	2,704
71	Republic Services, Inc.	1,881

		5,475

	Construction & Engineering — 1.3%
29	KBR, Inc.	671
37	Shaw Group, Inc. (The) (a)	1,174
79	URS Corp. (a)	3,457

		5,302

	Electrical Equipment — 1.0%
14	Cooper Industries Ltd., Class A	526
47	Hubbell, Inc., Class B	1,968
61	Thomas & Betts Corp. (a)	1,832

		4,326

	Machinery — 3.4%
54	AGCO Corp. (a) (m)	1,499
25	Cummins, Inc.	1,113
76	Dover Corp.	2,955
41	Gardner Denver, Inc. (a)	1,414
13	Joy Global, Inc.	631
60	Oshkosh Corp.	1,859
57	Parker Hannifin Corp.	2,947
27	SPX Corp.	1,670

		14,088

	Marine — 0.4%
42	Kirby Corp. (a)	1,550

	Road & Rail — 0.8%
42	CSX Corp.	1,743
43	Ryder System, Inc.	1,664

		3,407

	Trading Companies & Distributors — 0.2%
29	WESCO International, Inc. (a)	824

	Total Industrials	48,226

	Information Technology — 14.4%
	Communications Equipment — 1.4%
94	Brocade Communications Systems, Inc. (a)	738
91	CommScope, Inc. (a)	2,710
68	Harris Corp.	2,566

		6,014

	Computers & Peripherals — 1.8%
58	Lexmark International, Inc., Class A (a)	1,241
99	NCR Corp. (a)	1,368
43	QLogic Corp. (a)	731
111	Western Digital Corp. (a)	4,058

		7,398

	Electronic Equipment, Instruments & Components — 1.5%
95	Arrow Electronics, Inc. (a)	2,660
129	Avnet, Inc. (a)	3,340
12	Tech Data Corp. (a)	499

		6,499

	IT Services — 4.1%
55	Alliance Data Systems Corp. (a) (c)	3,362
88	Broadridge Financial Solutions, Inc.	1,775
48	Computer Sciences Corp. (a)	2,548
371	Convergys Corp. (a)	3,684
111	Fidelity National Information Services, Inc.	2,837
57	Hewitt Associates, Inc., Class A (a)	2,080
24	Lender Processing Services, Inc.	920

		17,206

	Semiconductors & Semiconductor Equipment — 2.7%
37	Cypress Semiconductor Corp. (a)	384
79	Integrated Device Technology, Inc. (a)	533
57	Intersil Corp., Class A	867
40	Linear Technology Corp.	1,101
168	Marvell Technology Group Ltd., (Bermuda) (a)	2,722
130	National Semiconductor Corp.	1,856
283	ON Semiconductor Corp. (a)	2,337
14	Teradyne, Inc. (a)	129
58	Xilinx, Inc.	1,364

		11,293

	Software — 2.9%
96	BMC Software, Inc. (a)	3,611
169	CA, Inc.	3,721
157	Compuware Corp. (a)	1,151
126	Symantec Corp. (a)	2,067
69	Synopsys, Inc. (a)	1,546

		12,096

	Total Information Technology	60,506

	Materials — 6.5%
	Chemicals — 3.7%
11	Airgas, Inc.	551
73	Ashland, Inc.	3,133
64	Celanese Corp., Class A	1,610
9	CF Industries Holdings, Inc.	785
25	Eastman Chemical Co.	1,325
49	FMC Corp.	2,748
40	Lubrizol Corp.	2,830
35	Scotts Miracle-Gro Co. (The), Class A	1,520
26	Terra Industries, Inc.	914

		15,416

	Containers & Packaging — 1.1%
135	Crown Holdings, Inc. (a)	3,680
33	Pactiv Corp. (a)	862

		4,542

	Metals & Mining — 1.2%
11	Cliffs Natural Resources, Inc.	356
33	Reliance Steel & Aluminum Co.	1,388
28	Schnitzer Steel Industries, Inc., Class A	1,480
14	United States Steel Corp.	608
21	Walter Energy, Inc.	1,258

		5,090

	Paper & Forest Products — 0.5%
95	International Paper Co.	2,101

	Total Materials	27,149

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.7%
125	CenturyTel, Inc.	4,214
371	Qwest Communications International, Inc.	1,415
157	Windstream Corp.	1,586

		7,215

	Wireless Telecommunication Services — 0.2%
64	MetroPCS Communications, Inc. (a)	597

	Total Telecommunication Services	7,812

	Utilities — 8.2%
	Electric Utilities — 1.8%
148	DPL, Inc.	3,858
77	Edison International	2,586
88	Pepco Holdings, Inc.	1,304

		7,748

	Gas Utilities — 2.1%
18	Atmos Energy Corp.	502
54	Energen Corp.	2,315
61	National Fuel Gas Co.	2,801
132	UGI Corp.	3,315

		8,933

	Independent Power Producers & Energy Traders — 0.3%
45	NRG Energy, Inc. (a)	1,260

	Multi-Utilities — 4.0%
25	Alliant Energy Corp.	689
274	CenterPoint Energy, Inc.	3,408
120	CMS Energy Corp.	1,607
78	MDU Resources Group, Inc.	1,628
22	NSTAR	713
118	Sempra Energy	5,868
165	TECO Energy, Inc.	2,329
17	Vectren Corp.	401

		16,643

	Total Utilities	34,584

	Total Common Stocks (Cost $404,463)	412,565

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.5%
2,000	U.S. Treasury Note, 3.125%, 11/30/09 (Cost $2,009) (k) (m)	2,010

SHARES

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
4,790	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $4,790)	4,790

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 5.1%
	Certificate of Deposit — 0.6%
2,500	Calyon, New York, VAR, 0.396%, 03/15/10	2,480

	Corporate Notes — 3.2%
4,000	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	3,999
5,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	4,947
4,500	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	4,420

		13,366

SHARES

	Investment Company — 1.3%
5,616	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	5,616

	Total Investments of Cash Collateral for Securities on Loan (Cost $21,615)	21,462

	Total Investments — 105.1% (Cost $432,877)	440,827
	Liabilities in Excess of Other Assets — (5.1)%	(21,339)

	NET ASSETS — 100.0%	$419,488

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
21	S&P Mid Cap 400	12/17/09	$7,237	$296

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,840
Aggregate gross unrealized depreciation	(44,890)

Net unrealized appreciation/depreciation	$7,950

Federal income tax cost of investments	$432,877

Intrepid Mid Cap Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$422,971	$17,856	$—	$440,827
Appreciation in Other Financial Instruments*	$296	$—	$—	$296

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note, a certificate of deposit, and corporate notes that are held as investments of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.9% (b)
18,166	JPMorgan Core Bond Fund, Select Class Shares	202,373
30,682	JPMorgan Core Plus Bond Fund, Select Class Shares	237,174
2,173	JPMorgan Emerging Markets Debt Fund, Select Class Shares	16,274
7,681	JPMorgan Government Bond Fund, Select Class Shares	82,422
17,740	JPMorgan High Yield Fund, Select Class Shares	132,163
6,139	JPMorgan International Equity Index Fund, Select Class Shares	114,127
6,621	JPMorgan Intrepid America Fund, Select Class Shares	128,847
3,562	JPMorgan Intrepid Growth Fund, Select Class Shares	65,502
4,785	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	55,889
1,485	JPMorgan Intrepid Plus Fund, Select Class Shares	18,980
1,433	JPMorgan Large Cap Growth Fund, Select Class Shares	21,900
9,254	JPMorgan Large Cap Value Fund, Select Class Shares	86,898
4,090	JPMorgan Limited Duration Bond Fund, Select Class Shares	34,767
35,628	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (l) (m)	35,628
8,968	JPMorgan Market Expansion Index Fund, Select Class Shares	74,167
10,641	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	107,690
1,797	JPMorgan Real Return Fund, Select Class Shares	16,550
3,404	JPMorgan Short Duration Bond Fund, Select Class Shares	36,938
19,520	JPMorgan U.S. Equity Fund, Select Class Shares	165,137
6,321	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	108,084

	Total Investments — 100.9% (Cost $1,739,365)	1,741,510
	Liabilities in Excess of Other Assets — (0.9)%	(15,631)

	NET ASSETS — 100.0%	$1,725,879

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	43.4%
Domestic Equity Funds	41.8
International Equity Funds	6.6
Specialty Funds	6.2
Money Market Funds	2.0%

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management Inc.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,547
Aggregate gross unrealized depreciation	(47,402)

Net unrealized appreciation/depreciation	$2,145

Federal income tax cost of investments	$1,739,365

Investor Balanced Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	1,741,510	—	—	1,741,510

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.3% (b)
12,150	JPMorgan Core Bond Fund, Select Class Shares	135,352
23,618	JPMorgan Core Plus Bond Fund, Select Class Shares	182,565
1,223	JPMorgan Emerging Markets Debt Fund, Select Class Shares	9,163
9,848	JPMorgan Government Bond Fund, Select Class Shares	105,667
7,388	JPMorgan High Yield Fund, Select Class Shares	55,037
1,768	JPMorgan International Equity Index Fund, Select Class Shares	32,869
2,356	JPMorgan Intrepid America Fund, Select Class Shares	45,847
1,342	JPMorgan Intrepid Growth Fund, Select Class Shares	24,687
932	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	10,884
847	JPMorgan Intrepid Plus Fund, Select Class Shares	10,827
2,614	JPMorgan Large Cap Value Fund, Select Class Shares	24,548
5,308	JPMorgan Limited Duration Bond Fund, Select Class Shares	45,117
19,986	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (l) (m)	19,986
1,305	JPMorgan Market Expansion Index Fund, Select Class Shares	10,794
640	JPMorgan Mid Cap Growth Fund, Select Class Shares	10,898
4,993	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	50,533
997	JPMorgan Real Return Fund, Select Class Shares	9,179
5,086	JPMorgan Short Duration Bond Fund, Select Class Shares	55,177
6,707	JPMorgan U.S. Equity Fund, Select Class Shares	56,744
3,143	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	53,738
738	JPMorgan Value Advantage Fund, Select Class Shares	10,878

	Total Investments — 100.3% (Cost $937,732)	960,490
	Liabilities in Excess of Other Assets — (0.3)%	(2,988)

	NET ASSETS — 100.0%	$957,502

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	62.2%
Domestic Equity Funds	27.0
Specialty Funds	5.3
International Equity Funds	3.4
Money Market Funds	2.1

* Percentages indicated are based upon total investments as of September 30, 2009 . The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,484
Aggregate gross unrealized depreciation	(9,726)

Net unrealized appreciation/depreciation	$22,758

Federal income tax cost of investments	$937,732

Investor Conservative Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$960,490	$—	$—	$960,490

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.8% (b)
10,010	JPMorgan Core Bond Fund, Select Class Shares	111,508
16,573	JPMorgan Core Plus Bond Fund, Select Class Shares	128,110
1,871	JPMorgan Emerging Markets Debt Fund, Select Class Shares	14,014
14,833	JPMorgan High Yield Fund, Select Class Shares	110,508
2,347	JPMorgan International Equity Fund, Select Class Shares,	29,997
4,995	JPMorgan International Equity Index Fund, Select Class Shares	92,853
8,882	JPMorgan Intrepid America Fund, Select Class Shares	172,834
3,329	JPMorgan Intrepid Growth Fund, Select Class Shares	61,220
2,628	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	30,694
1,207	JPMorgan Intrepid Plus Fund, Select Class Shares	15,428
6,172	JPMorgan Large Cap Growth Fund, Select Class Shares	94,309
13,207	JPMorgan Large Cap Value Fund, Select Class Shares	124,016
8,941	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (l) (m)	8,941
9,415	JPMorgan Market Expansion Index Fund, Select Class Shares	77,864
459	JPMorgan Mid Cap Growth Fund, Select Class Shares	7,815
9,692	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	98,081
1,530	JPMorgan Real Return Fund, Select Class Shares	14,088
2,077	JPMorgan Small Cap Value Fund, Select Class Shares	30,120
20,313	JPMorgan U.S. Equity Fund, Select Class Shares	171,850
4,458	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	76,236
528	JPMorgan Value Advantage Fund, Select Class Shares	7,787

	Total Investments — 99.8% (Cost $1,518,169)	1,478,273
	Other Assets in Excess of Liabilities — 0.2%	3,379

	NET ASSETS — 100.0%	$1,481,652

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	58.8%
Taxable Fixed Income Funds	25.7
International Equity Funds	8.3
Specialty Funds	6.6
Money Market Funds	0.6

* Percentages indicated are based upon total investments as of September 30, 2009 . The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,221
Aggregate gross unrealized depreciation	(90,117)

Net unrealized appreciation/depreciation	$(39,896)

Federal income tax cost of investments	$1,518,169

Investor Growth & Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$1,478,273	$—	$—	$1,478,273

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 100.3% (b)
1,344	JPMorgan Core Plus Bond Fund, Select Class Shares	10,385
1,307	JPMorgan Emerging Markets Debt Fund, Select Class Shares	9,786
895	JPMorgan Government Bond Fund, Select Class Shares	9,600
3,933	JPMorgan High Yield Fund, Select Class Shares	29,304
2,813	JPMorgan International Equity Fund, Select Class Shares	35,956
5,624	JPMorgan International Equity Index Fund, Select Class Shares	104,554
6,914	JPMorgan Intrepid America Fund, Select Class Shares	134,544
3,563	JPMorgan Intrepid Growth Fund, Select Class Shares	65,522
3,972	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	46,394
905	JPMorgan Intrepid Plus Fund, Select Class Shares	11,571
6,896	JPMorgan Large Cap Growth Fund, Select Class Shares	105,369
14,379	JPMorgan Large Cap Value Fund, Select Class Shares	135,018
1,123	JPMorgan Limited Duration Bond Fund, Select Class Shares	9,543
15,707	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.270%, (l) (m)	15,707
8,536	JPMorgan Market Expansion Index Fund, Select Class Shares	70,590
350	JPMorgan Mid Cap Growth Fund, Select Class Shares	5,950
6,851	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	69,334
1,085	JPMorgan Real Return Fund, Select Class Shares	9,994
2,363	JPMorgan Small Cap Value Fund, Select Class Shares	34,259
18,809	JPMorgan U.S. Equity Fund, Select Class Shares	159,121
3,380	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	57,795
395	JPMorgan Value Advantage Fund, Select Class Shares	5,822

	Total Investments — 100.3% (Cost $1,213,520)	1,136,118
	Liabilities in Excess of Other Assets — (0.3)%	(3,297)

	NET ASSETS — 100.0%	$1,132,821

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	73.2%
International Equity Funds	12.4
Taxable Fixed Income Funds	6.9
Specialty Funds	6.1
Money Market Funds	1.4

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,191
Aggregate gross unrealized depreciation	(117,593)

Net unrealized appreciation/depreciation	$(77,402)

Federal income tax cost of investments	$1,213,520

Investor Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$1,136,118	$—	$—	$1,136,118

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 95.8%
	Consumer Discretionary — 11.3%
	Diversified Consumer Services — 0.7%
55	Apollo Group, Inc., Class A (a) (c)	4,022

	Hotels, Restaurants & Leisure — 1.4%
97	WMS Industries, Inc. (a)	4,322
59	Wynn Resorts Ltd. (a)	4,204

		8,526

	Internet & Catalog Retail — 5.2%
220	Amazon.com, Inc. (a)	20,506
63	priceline.com, Inc. (a) (c)	10,380

		30,886

	Media — 1.3%
287	DIRECTV Group, Inc. (The) (a) (c)	7,925

	Multiline Retail — 1.5%
61	Kohl’s Corp. (a)	3,497
170	Nordstrom, Inc.	5,189

		8,686

	Specialty Retail — 1.2%
118	Bed Bath & Beyond, Inc. (a)	4,419
85	Urban Outfitters, Inc. (a)	2,552

		6,971

	Total Consumer Discretionary	67,016

	Consumer Staples — 7.9%
	Beverages — 1.9%
212	Coca-Cola Co. (The)	11,379

	Food & Staples Retailing — 1.5%
179	Wal-Mart Stores, Inc.	8,802

	Food Products — 1.6%
144	General Mills, Inc.	9,277

	Household Products — 0.7%
59	Colgate-Palmolive Co.	4,462

	Tobacco — 2.2%
266	Philip Morris International, Inc.	12,980

	Total Consumer Staples	46,900

	Energy — 5.8%
	Energy Equipment & Services — 2.4%
138	National Oilwell Varco, Inc. (a)	5,951
72	Schlumberger Ltd.	4,278
45	Transocean Ltd., (Switzerland) (a)	3,865

		14,094

	Oil, Gas & Consumable Fuels — 3.4%
126	Occidental Petroleum Corp.	9,910
183	PetroHawk Energy Corp. (a)	4,433
123	Petroleo Brasileiro S.A., (Brazil), ADR	5,645

		19,988

	Total Energy	34,082

	Financials — 3.6%
	Capital Markets — 3.1%
39	BlackRock, Inc.	8,350
32	Goldman Sachs Group, Inc. (The)	5,862
92	T. Rowe Price Group, Inc.	4,186

		18,398

	Diversified Financial Services — 0.5%
30	IntercontinentalExchange, Inc. (a)	2,945

	Total Financials	21,343

	Health Care — 13.8%
	Biotechnology — 3.9%
225	Celgene Corp. (a)	12,600
231	Gilead Sciences, Inc. (a)	10,778

		23,378

	Health Care Equipment & Supplies — 1.4%
71	Baxter International, Inc.	4,059
16	Intuitive Surgical, Inc. (a)	4,301

		8,360

	Health Care Providers & Services — 2.6%
151	Express Scripts, Inc. (a)	11,696
156	UnitedHealth Group, Inc.	3,914

		15,610

	Life Sciences Tools & Services — 1.2%
69	Illumina, Inc. (a)	2,911
89	Life Technologies Corp. (a)	4,120

		7,031

	Pharmaceuticals — 4.7%
149	Allergan, Inc.	8,440
180	Johnson & Johnson	10,930
165	Teva Pharmaceutical Industries Ltd., (Israel), ADR	8,322

		27,692

	Total Health Care	82,071

	Industrials — 5.5%
	Aerospace & Defense — 0.5%
43	General Dynamics Corp.	2,751

	Construction & Engineering — 0.8%
90	Fluor Corp.	4,571

	Electrical Equipment — 0.4%
16	First Solar, Inc. (a) (c)	2,435

	Machinery — 2.5%
101	Cummins, Inc.	4,539
71	Joy Global, Inc.	3,465
189	PACCAR, Inc.	7,109

		15,113

	Professional Services — 0.7%
169	Robert Half International, Inc.	4,221

	Road & Rail — 0.6%
47	Burlington Northern Santa Fe Corp.	3,774

	Total Industrials	32,865

	Information Technology — 40.1%
	Communications Equipment — 8.2%
525	Cisco Systems, Inc. (a)	12,352
253	Corning, Inc.	3,869
289	Juniper Networks, Inc. (a)	7,814
456	QUALCOMM, Inc.	20,488
59	Research In Motion Ltd., (Canada) (a)	3,993

		48,516

	Computers & Peripherals — 9.2%
159	Apple, Inc. (a)	29,468
115	International Business Machines Corp.	13,801
326	NetApp, Inc. (a)	8,708
131	SanDisk Corp. (a)	2,839

		54,816

	Electronic Equipment, Instruments & Components — 1.4%
213	Amphenol Corp., Class A	8,011

	Internet Software & Services — 4.8%
57	Google, Inc., Class A (a)	28,499

	IT Services — 6.3%
241	Cognizant Technology Solutions Corp., Class A (a)	9,313
67	MasterCard, Inc., Class A	13,530
173	Visa, Inc., Class A	11,977
147	Western Union Co. (The)	2,777

		37,597

	Semiconductors & Semiconductor Equipment — 4.0%
356	Broadcom Corp., Class A (a)	10,910
107	Lam Research Corp. (a)	3,648
576	Marvell Technology Group Ltd., (Bermuda) (a)	9,318

		23,876

	Software — 6.2%
440	Activision Blizzard, Inc. (a)	5,454
474	Microsoft Corp.	12,272
453	Oracle Corp.	9,438
171	Red Hat, Inc. (a)	4,715
85	Salesforce.com, Inc. (a)	4,862

		36,741

	Total Information Technology	238,056

	Materials — 6.8%
	Chemicals — 3.4%
91	Monsanto Co.	7,025
17	Potash Corp. of Saskatchewan, Inc., (Canada)	1,556
139	Praxair, Inc.	11,363

		19,944

	Metals & Mining — 3.4%
176	Freeport-McMoRan Copper & Gold, Inc.	12,083
358	Vale SA, (Brazil), ADR	8,285

		20,368

	Total Materials	40,312

	Telecommunication Services — 1.0%
	Wireless Telecommunication Services — 1.0%
160	American Tower Corp., Class A (a)	5,838

	Total Common Stocks (Cost $444,442)	568,483

	Preferred Stock — 1.4%
	Telecommunication Services — 1.4%
	Wireless Telecommunication Services — 1.4%
323	Vivo Participacoes S.A., (Brazil), ADR (Cost $5,061)	8,164

	Short-Term Investment — 2.5%
	Investment Company — 2.5%
14,828	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $14,828)	14,828

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 3.2%
	Certificate of Deposit — 0.3%
2,000	Calyon, New York, VAR, 0.396%, 03/15/10	1,983

	Corporate Notes — 0.9%
2,000	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	2,000
3,500	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	3,438

		5,438

SHARES

	Investment Company — 2.0%
11,966	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	11,966

	Total Investments of Cash Collateral for Securities on Loan (Cost $19,466)	19,387

	Total Investments — 102.9% (Cost $483,797)	610,862
	Liabilities in Excess of Other Assets — (2.9)%	(17,272)

	NET ASSETS — 100.0%	$593,590

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR—	American Depositary Receipt

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,669
Aggregate gross unrealized depreciation	(9,604)

Net unrealized appreciation/depreciation	$127,065

Federal income tax cost of investments	$483,797

Large Cap Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$589,632	$21,230	$—	$610,862

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a corporate note that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.1%
	Consumer Discretionary — 8.8%
	Auto Components — 0.9%
165	Johnson Controls, Inc.	4,205

	Hotels, Restaurants & Leisure — 1.4%
100	International Game Technology	2,139
79	Royal Caribbean Cruises Ltd. (a)	1,910
63	Starwood Hotels & Resorts Worldwide, Inc.	2,092

		6,141

	Household Durables — 0.4%
134	Lennar Corp., Class A	1,910

	Media — 4.7%
158	Time Warner Cable, Inc.	6,821
216	Time Warner, Inc.	6,215
279	Walt Disney Co. (The)	7,661

		20,697

	Multiline Retail — 0.3%
20	Kohl’s Corp. (a)	1,124

	Specialty Retail — 0.8%
152	Staples, Inc.	3,532

	Textiles, Apparel & Luxury Goods — 0.3%
19	Polo Ralph Lauren Corp.	1,484

	Total Consumer Discretionary	39,093

	Consumer Staples — 5.7%
	Beverages — 1.0%
84	Coca-Cola Co. (The)	4,536

	Food & Staples Retailing — 2.6%
226	CVS/Caremark Corp.	8,081
52	SYSCO Corp.	1,286
46	Wal-Mart Stores, Inc.	2,263

		11,630

	Food Products — 0.7%
49	General Mills, Inc.	3,151

	Household Products — 1.4%
103	Procter & Gamble Co.	5,984

	Total Consumer Staples	25,301

	Energy — 18.2%
	Energy Equipment & Services — 1.9%
157	Halliburton Co.	4,258
65	Schlumberger Ltd.	3,884

		8,142

	Oil, Gas & Consumable Fuels — 16.3%
96	Anadarko Petroleum Corp.	6,005
96	Apache Corp.	8,827
233	Chevron Corp.	16,398
173	ConocoPhillips	7,808
85	Devon Energy Corp.	5,740
201	Exxon Mobil Corp.	13,797
15	Hess Corp.	803
140	Occidental Petroleum Corp.	10,962
106	Williams Cos., Inc. (The)	1,891

		72,231

	Total Energy	80,373

	Financials — 24.0%
	Capital Markets — 6.9%
34	Bank of New York Mellon Corp. (The)	985
79	Goldman Sachs Group, Inc. (The)	14,598
304	Morgan Stanley	9,399
104	State Street Corp.	5,490

		30,472

	Commercial Banks — 4.3%
150	BB&T Corp.	4,097
20	PNC Financial Services Group, Inc.	962
74	SunTrust Banks, Inc.	1,662
58	U.S. Bancorp	1,277
389	Wells Fargo & Co.	10,969

		18,967

	Consumer Finance — 1.6%
117	Capital One Financial Corp.	4,170
308	SLM Corp. (a)	2,686

		6,856

	Diversified Financial Services — 4.6%
931	Bank of America Corp.	15,748
956	Citigroup, Inc.	4,625

		20,373

	Insurance — 4.4%
103	ACE Ltd., (Switzerland) (a)	5,489
32	Aflac, Inc.	1,380
86	Assurant, Inc.	2,761
123	Genworth Financial, Inc., Class A	1,473
62	Lincoln National Corp.	1,596
104	Prudential Financial, Inc.	5,184
31	RenaissanceRe Holdings Ltd., (Bermuda)	1,706

		19,589

	Real Estate Investment Trusts (REITs) — 1.2%
70	Alexandria Real Estate Equities, Inc. (c)	3,785
89	Annaly Capital Management, Inc.	1,621

		5,406

	Thrifts & Mortgage Finance — 1.0%
241	MGIC Investment Corp. (a) (c)	1,783
214	New York Community Bancorp, Inc.	2,449

		4,232

	Total Financials	105,895

	Health Care — 9.7%
	Biotechnology — 0.4%
38	Celgene Corp. (a)	2,107

	Health Care Equipment & Supplies — 0.8%
29	Baxter International, Inc.	1,659
41	Covidien plc, (Ireland)	1,776

		3,435

	Health Care Providers & Services — 2.0%
97	Aetna, Inc.	2,686
47	McKesson Corp.	2,821
69	WellPoint, Inc. (a)	3,262

		8,769

	Pharmaceuticals — 6.5%
74	Abbott Laboratories	3,679
168	Bristol-Myers Squibb Co.	3,792
348	Merck & Co., Inc.	11,011
614	Pfizer, Inc. (c)	10,160

		28,642

	Total Health Care	42,953

	Industrials — 9.3%
	Aerospace & Defense — 1.7%
49	Honeywell International, Inc.	1,814
26	Precision Castparts Corp.	2,660
48	United Technologies Corp.	2,917

		7,391

	Electrical Equipment — 0.7%
77	Cooper Industries Ltd., Class A	2,893

	Industrial Conglomerates — 2.3%
410	General Electric Co.	6,725
61	Textron, Inc.	1,161
68	Tyco International Ltd., (Bermuda)	2,336

		10,222

	Machinery — 2.3%
51	Eaton Corp.	2,875
52	Joy Global, Inc.	2,548
49	Kennametal, Inc.	1,216
71	Parker Hannifin Corp.	3,697

		10,336

	Road & Rail — 2.0%
31	CSX Corp.	1,293
91	Norfolk Southern Corp.	3,934
66	Union Pacific Corp.	3,824

		9,051

	Trading Companies & Distributors — 0.3%
47	GATX Corp.	1,313

	Total Industrials	41,206

	Information Technology — 9.3%
	Communications Equipment — 2.1%
192	Cisco Systems, Inc. (a)	4,519
320	Corning, Inc.	4,893

		9,412

	Computers & Peripherals — 2.5%
235	Hewlett-Packard Co.	11,106

	Electronic Equipment, Instruments & Components — 0.5%
85	Avnet, Inc. (a)	2,200

	Internet Software & Services — 0.5%
4	Google, Inc., Class A (a)	2,023

	Semiconductors & Semiconductor Equipment — 1.4%
40	Analog Devices, Inc.	1,089
182	Applied Materials, Inc.	2,438
200	National Semiconductor Corp.	2,850

		6,377

	Software — 2.3%
205	Microsoft Corp.	5,306
288	Symantec Corp. (a)	4,741

		10,047

	Total Information Technology	41,165

	Materials — 3.8%
	Chemicals — 2.9%
47	Air Products & Chemicals, Inc.	3,678
292	Dow Chemical Co. (The)	7,619
22	PPG Industries, Inc.	1,292

		12,589

	Containers & Packaging — 0.5%
42	Ball Corp.	2,075

	Metals & Mining — 0.4%
28	Freeport-McMoRan Copper & Gold, Inc.	1,922

	Total Materials	16,586

	Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 4.1%
601	Verizon Communications, Inc.	18,199

	Wireless Telecommunication Services — 0.6%
673	Sprint Nextel Corp. (a)	2,660

	Total Telecommunication Services	20,859

	Utilities — 4.6%
	Electric Utilities — 2.7%
103	Edison International	3,458
16	Entergy Corp.	1,310
328	NV Energy, Inc.	3,800
111	Southern Co.	3,499

		12,067

	Multi-Utilities — 1.9%
130	CMS Energy Corp.	1,742
106	PG&E Corp.	4,285
73	Public Service Enterprise Group, Inc.	2,304

		8,331

	Total Utilities	20,398

	Total Common Stocks (Cost $353,697)	433,829

	Preferred Stock — 0.5%
	Materials — 0.5%
	Metals & Mining — 0.5%

23	Freeport-McMoRan Copper & Gold, Inc., 6.750%, 05/01/10 (Cost $1,465)	2,335

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
1,748	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271 (b) (l) (m) (Cost $1,748)	1,748

PRINCIPAL AMOUNT($)

	Investment of Cash Collateral for Securities on Loan — 1.4%
	Certificate of Deposit — 0.3%
1,250	Calyon, New York, VAR, 0.396%, 03/15/10	1,240

	Corporate Notes — 0.8%
2,000	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	1,999
1,500	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	1,474

		3,473

SHARES

	Investment Company — 0.3%
1,216	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	1,216

	Total Investments of Cash Collateral for Securities on Loan (Cost $5,966)	5,929

	Total Investments — 100.4% (Cost $362,876)	443,841
	Liabilities in Excess of Other Assets — (0.4)%	(1,739)

	NET ASSETS — 100.0%	$442,102

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR — Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,742
Aggregate gross unrealized depreciation	(8,777)

Net unrealized appreciation/depreciation	$80,965

Federal income tax cost of investments	$362,876

Large Cap Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$436,793	$7,048	$—	$443,841

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of certificates of deposits and corporate notes that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Market Expansion Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 99.0%
	Consumer Discretionary — 14.9%
	Auto Components — 0.2%
24	BorgWarner, Inc.	732
12	Drew Industries, Inc. (a) (c)	254
36	Gentex Corp.	506
20	Spartan Motors, Inc.	102
7	Standard Motor Products, Inc.	110
14	Superior Industries International, Inc.	199

		1,903

	Automobiles — 0.1%
8	Thor Industries, Inc.	262
18	Winnebago Industries, Inc. (a)	259

		521

	Distributors — 0.2%
11	Audiovox Corp., Class A (a)	77
105	LKQ Corp. (a)	1,950

		2,027

	Diversified Consumer Services — 1.3%
10	American Public Education, Inc. (a)	350
4	Capella Education Co. (a) (c)	236
76	Career Education Corp. (a)	1,864
157	Corinthian Colleges, Inc. (a)	2,915
39	Hillenbrand, Inc.	795
16	ITT Educational Services, Inc. (a)	1,803
8	Matthews International Corp., Class A	284
4	Pre-Paid Legal Services, Inc. (a)	224
62	Regis Corp.	959
114	Service Corp. International	796
12	Universal Technical Institute, Inc. (a)	246

		10,472

	Hotels, Restaurants & Leisure — 2.2%
19	Bob Evans Farms, Inc.	540
34	Boyd Gaming Corp. (a)	373
105	Brinker International, Inc.	1,655
11	Buffalo Wild Wings, Inc. (a)	470
15	California Pizza Kitchen, Inc. (a)	228
14	CEC Entertainment, Inc. (a)	371
146	Cheesecake Factory, Inc. (The) (a)	2,708
16	Chipotle Mexican Grill, Inc., Class A (a) (c)	1,518
33	CKE Restaurants, Inc.	347
14	Cracker Barrel Old Country Store, Inc.	486
10	DineEquity, Inc. (c)	239
25	International Speedway Corp., Class A	681
24	Interval Leisure Group, Inc. (a)	297
57	Jack in the Box, Inc. (a)	1,166
8	Landry’s Restaurants, Inc. (a)	79
26	Life Time Fitness, Inc. (a)	735
13	Marcus Corp.	163
6	Monarch Casino & Resort, Inc. (a)	69
20	Multimedia Games, Inc. (a)	102
13	O’Charley’s, Inc. (a)	121
25	Panera Bread Co., Class A (a)	1,376
14	Papa John’s International, Inc. (a)	332
7	Peet’s Coffee & Tea, Inc. (a)	209
15	PF Chang’s China Bistro, Inc. (a) (c)	495
38	Pinnacle Entertainment, Inc. (a)	386
9	Red Robin Gourmet Burgers, Inc. (a)	191
41	Ruby Tuesday, Inc. (a)	348
12	Ruth’s Hospitality Group, Inc. (a)	49
15	Scientific Games Corp., Class A (a)	239
32	Shuffle Master, Inc. (a)	306
17	Steak n Shake Co. (The) (a)	204
32	Texas Roadhouse, Inc., Class A (a)	340
21	WMS Industries, Inc. (a)	928

		17,751

	Household Durables — 1.7%
24	American Greetings Corp., Class A	532
4	Blyth, Inc.	142
17	Ethan Allen Interiors, Inc.	287
18	Helen of Troy Ltd., (Bermuda) (a)	354
90	Jarden Corp.	2,537
31	La-Z-Boy, Inc.	269
11	M/I Homes, Inc. (a)	151
13	MDC Holdings, Inc.	435
20	Meritage Homes Corp. (a)	396
45	Mohawk Industries, Inc. (a)	2,124
3	National Presto Industries Inc.	251
7	NVR, Inc. (a)	4,174
10	Ryland Group, Inc.	209
4	Skyline Corp.	93
56	Standard Pacific Corp. (a)	207
30	Tupperware Brands Corp.	1,213
8	Universal Electronics, Inc. (a)	173

		13,547

	Internet & Catalog Retail — 0.9%
9	Blue Nile, Inc. (a)	569
24	HSN, Inc. (a)	387
29	Netflix, Inc. (a) (c)	1,330
19	NutriSystem, Inc. (c)	282
14	PetMed Express, Inc.	266
27	priceline.com, Inc. (a) (c)	4,421
9	Stamps.com, Inc. (a)	87
24	Ticketmaster Entertainment, Inc. (a)	283

		7,625

	Leisure Equipment & Products — 0.6%
9	Arctic Cat, Inc.	63
53	Brunswick Corp.	639
39	Callaway Golf Co.	297
17	JAKKS Pacific, Inc. (a)	242
16	Nautilus, Inc. (a)	27
57	Polaris Industries, Inc.	2,322
48	Pool Corp.	1,069
10	RC2 Corp. (a)	149
12	Sturm Ruger & Co., Inc. (c)	149

		4,957

	Media — 0.8%
16	Arbitron, Inc.	332
57	DreamWorks Animation SKG, Inc., Class A (a)	2,041
18	E.W. Scripps Co., Class A (a)	132
23	Harte-Hanks, Inc.	319
27	John Wiley & Sons, Inc., Class A	933
51	Live Nation, Inc. (a)	414
31	Marvel Entertainment, Inc. (a)	1,533
16	Scholastic Corp.	382

		6,086

	Multiline Retail — 0.7%
82	Dollar Tree, Inc. (a)	3,977
14	Family Dollar Stores, Inc.	382
24	Fred’s, Inc., Class A	308
90	Saks, Inc. (a) (c)	612
19	Tuesday Morning Corp. (a)	78

		5,357

	Specialty Retail — 4.4%
60	Advance Auto Parts, Inc.	2,338
47	Aeropostale, Inc. (a)	2,057
17	American Eagle Outfitters, Inc.	281
35	AnnTaylor Stores Corp. (a)	551
123	Barnes & Noble, Inc. (c)	2,743
13	Big 5 Sporting Goods Corp.	197
26	Brown Shoe Co., Inc.	205
12	Buckle, Inc. (The) (c)	418
79	Cabela’s, Inc. (a) (c)	1,057
18	Cato Corp. (The), Class A	361
13	Charlotte Russe Holding, Inc. (a)	222
26	Children’s Place Retail Stores, Inc. (The) (a)	778
21	Christopher & Banks Corp.	145
37	Coldwater Creek, Inc. (a)	300
155	Collective Brands, Inc. (a)	2,680
36	Dick’s Sporting Goods, Inc. (a)	801
119	Dress Barn, Inc. (a)	2,127
33	Finish Line, Inc. (The), Class A	337
275	Foot Locker, Inc.	3,282
12	Genesco, Inc. (a)	294
15	Group 1 Automotive, Inc.	407
23	Guess?, Inc.	856
26	Gymboree Corp. (a)	1,279
11	Haverty Furniture Cos., Inc. (a)	132
17	Hibbett Sports, Inc. (a)	315
26	Hot Topic, Inc. (a)	198
16	Jo-Ann Stores, Inc. (a)	438
12	Jos. A. Bank Clothiers, Inc. (a)	516
10	Lithia Motors, Inc., Class A	157
11	MarineMax, Inc. (a)	87
19	Men’s Wearhouse, Inc. (The)	461
8	Midas, Inc. (a)	80
46	OfficeMax, Inc. (a)	580
26	Pep Boys-Manny, Moe & Jack	253
63	PetSmart, Inc.	1,363
126	Rent-A-Center, Inc. (a)	2,380
74	Ross Stores, Inc.	3,517
24	Sonic Automotive, Inc., Class A (c)	256
23	Stage Stores, Inc.	298
16	Stein Mart, Inc. (a)	204
15	Tween Brands, Inc. (a)	126
19	Zale Corp. (a) (c)	138
12	Zumiez, Inc. (a)	200

		35,415

	Textiles, Apparel & Luxury Goods — 1.8%
117	Carter’s, Inc. (a)	3,119
50	Crocs, Inc. (a)	334
39	Deckers Outdoor Corp. (a)	3,301
73	Fossil, Inc. (a)	2,081
16	K-Swiss, Inc., Class A	143
58	Liz Claiborne, Inc.	284
11	Maidenform Brands, Inc. (a)	182
11	Movado Group, Inc.	159
8	Oxford Industries, Inc.	162
6	Perry Ellis International, Inc. (a)	102
23	Phillips-Van Heusen Corp.	998
77	Quiksilver, Inc. (a)	211
20	Skechers U.S.A., Inc., Class A (a)	344
28	Timberland Co. (The), Class A (a)	387
16	True Religion Apparel, Inc. (a)	417
9	UniFirst Corp.	384
10	Volcom, Inc. (a)	158
36	Warnaco Group, Inc. (The) (a)	1,570

		14,336

	Total Consumer Discretionary	119,997

	Consumer Staples — 3.7%
	Beverages — 0.4%
6	Boston Beer Co., Inc., Class A (a)	227
55	Hansen Natural Corp. (a)	2,031
35	PepsiAmericas, Inc.	990

		3,248

	Food & Staples Retailing — 0.5%
11	Andersons, Inc. (The)	387
45	Casey’s General Stores, Inc.	1,425
18	Great Atlantic & Pacific Tea Co. (a)	163
8	Nash Finch Co.	212
40	Ruddick Corp.	1,052
13	Spartan Stores, Inc.	190
15	United Natural Foods, Inc. (a)	351

		3,780

	Food Products — 1.5%
8	Cal-Maine Foods, Inc. (c)	204
33	Corn Products International, Inc.	946
52	Darling International, Inc. (a)	380
10	Diamond Foods, Inc.	314
26	Hain Celestial Group, Inc. (a)	490
8	J & J Snack Foods Corp.	364
39	Lancaster Colony Corp.	1,982
20	Lance, Inc.	514
5	Ralcorp Holdings, Inc. (a)	277
45	Sanderson Farms, Inc. (c)	1,691
217	Smithfield Foods, Inc. (a) (c)	2,991
16	Tootsie Roll Industries, Inc.	383
39	TreeHouse Foods, Inc. (a) (c)	1,380

		11,916

	Household Products — 0.6%
43	Central Garden & Pet Co., Class A (a)	468
13	Church & Dwight Co., Inc.	722
50	Energizer Holdings, Inc. (a)	3,285
10	Kid Brands, Inc. (a)	63
10	WD-40 Co.	284

		4,822

	Personal Products — 0.4%
65	Alberto-Culver Co.	1,805
6	Chattem, Inc. (a)	396
9	Mannatech, Inc. (c)	36
28	NBTY, Inc. (a)	1,125

		3,362

	Tobacco — 0.3%
54	Alliance One International, Inc. (a)	241
60	Universal Corp.	2,489

		2,730

	Total Consumer Staples	29,858

	Energy — 6.5%
	Energy Equipment & Services — 3.4%
45	Atwood Oceanics, Inc. (a)	1,597
14	Basic Energy Services, Inc. (a)	116
17	CARBO Ceramics, Inc. (c)	886
8	Exterran Holdings, Inc. (a)	198
9	Gulf Island Fabrication, Inc.	162
233	Helix Energy Solutions Group, Inc. (a)	3,496
10	Helmerich & Payne, Inc. (c)	400
14	Hornbeck Offshore Services, Inc. (a)	387
75	ION Geophysical Corp. (a)	265
9	Lufkin Industries, Inc.	499
16	Matrix Service Co. (a)	171
13	NATCO Group, Inc., Class A (a)	557
29	Oceaneering International, Inc. (a)	1,651
106	Oil States International, Inc. (a)	3,732
73	Patterson-UTI Energy, Inc.	1,104
30	Pioneer Drilling Co. (a)	222
113	Pride International, Inc. (a)	3,445
13	SEACOR Holdings, Inc. (a)	1,052
8	Seahawk Drilling, Inc. (a)	235
10	Superior Well Services, Inc. (a)	97
46	Tetra Technologies, Inc. (a)	441
77	Tidewater, Inc.	3,603
81	Unit Corp. (a)	3,353

		27,669

	Oil, Gas & Consumable Fuels — 3.1%
50	Forest Oil Corp. (a)	981
200	Frontier Oil Corp.	2,790
22	Holly Corp.	564
154	Mariner Energy, Inc. (a)	2,185
75	Newfield Exploration Co. (a)	3,193
67	Overseas Shipholding Group, Inc.	2,496
48	Patriot Coal Corp. (a) (c)	560
10	Penn Virginia Corp.	226
12	Petroleum Development Corp. (a)	228
28	Petroquest Energy, Inc. (a)	179
71	Plains Exploration & Production Co. (a)	1,965
100	Southern Union Co.	2,071
110	St. Mary Land & Exploration Co.	3,576
27	Stone Energy Corp. (a)	433
24	Swift Energy Co. (a)	562
56	World Fuel Services Corp. (c)	2,715

		24,724

	Total Energy	52,393

	Financials — 18.1%
	Capital Markets — 1.5%
20	Affiliated Managers Group, Inc. (a)	1,328
310	Apollo Investment Corp.	2,958
8	Eaton Vance Corp.	217
53	Investment Technology Group, Inc. (a)	1,492
116	Jefferies Group, Inc. (a)	3,163
30	LaBranche & Co., Inc. (a)	103
7	optionsXpress Holdings, Inc.	125
9	Piper Jaffray Cos. (a)	453
46	Raymond James Financial, Inc. (c)	1,081
17	SWS Group, Inc.	239
19	TradeStation Group, Inc. (a)	157
30	Waddell & Reed Financial, Inc., Class A	853

		12,169

	Commercial Banks — 4.0%
82	Associated Banc-Corp.	932
116	BancorpSouth, Inc. (c)	2,842
64	Bank of Hawaii Corp.	2,671
8	Bank of the Ozarks, Inc.	200
39	Boston Private Financial Holdings, Inc.	251
84	CapitalSource, Inc.	365
17	Cascade Bancorp (c)	21
30	Cathay General Bancorp	242
17	Central Pacific Financial Corp. (c)	44
14	City National Corp.	559
18	Columbia Banking System, Inc.	295
56	Commerce Bancshares, Inc.	2,085
20	Community Bank System, Inc. (c)	361
38	Cullen/Frost Bankers, Inc.	1,958
58	East West Bancorp, Inc.	483
46	First Bancorp	140
48	First Commonwealth Financial Corp.	273
20	First Financial Bancorp	246
11	First Financial Bankshares, Inc. (c)	541
29	First Midwest Bancorp, Inc.	331
76	FirstMerit Corp.	1,443
28	Frontier Financial Corp. (c)	31
57	Fulton Financial Corp.	422
3	Hancock Holding Co.	126
22	Hanmi Financial Corp. (a) (c)	37
12	Home Bancshares, Inc.	263
12	Independent Bank Corp.	23
13	Independent Bank Corp.	279
31	International Bancshares Corp. (c)	506
14	Nara Bancorp, Inc.	94
78	National Penn Bancshares, Inc.	474
21	NBT Bancorp, Inc.	465
51	Old National Bancorp	569
15	PacWest Bancorp	283
20	Pinnacle Financial Partners, Inc. (a)	250
71	Prosperity Bancshares, Inc. (c)	2,472
14	S&T Bancorp, Inc. (c)	184
8	Simmons First National Corp., Class A	217
108	South Financial Group, Inc. (The)	159
11	Sterling Bancorp	79
51	Sterling Bancshares, Inc.	371
32	Sterling Financial Corp. (a) (c)	63
55	Susquehanna Bancshares, Inc.	326
23	SVB Financial Group (a) (c)	1,001
69	Synovus Financial Corp.	260
44	TCF Financial Corp. (c)	572
4	Tompkins Financial Corp. (c)	176
81	Trustmark Corp.	1,546
71	UCBH Holdings, Inc. (c)	57
16	UMB Financial Corp.	647
53	Umpqua Holdings Corp.	561
52	United Bankshares, Inc. (c)	1,009
25	United Community Banks, Inc. (a) (c)	126
40	Webster Financial Corp.	496
21	Westamerica Bancorporation (c)	1,071
15	Wilmington Trust Corp.	218
12	Wilshire Bancorp, Inc.	86
14	Wintrust Financial Corp.	404

		32,206

	Consumer Finance — 0.4%
56	AmeriCredit Corp. (a) (c)	887
58	Cash America International, Inc.	1,762
16	First Cash Financial Services, Inc. (a)	267
10	World Acceptance Corp. (a) (c)	246

		3,162

	Diversified Financial Services — 0.1%
16	Financial Federal Corp.	386
10	Portfolio Recovery Associates, Inc. (a) (c)	439
5	Rewards Network, Inc. (a)	75

		900

	Insurance — 4.5%
135	American Financial Group, Inc.	3,436
6	American Physicians Capital, Inc.	176
11	Amerisafe, Inc. (a)	197
49	Arthur J. Gallagher & Co.	1,191
86	Brown & Brown, Inc.	1,653
85	Delphi Financial Group, Inc., Class A	1,924
15	eHealth, Inc. (a)	220
29	Employers Holdings, Inc.	442
66	Everest Re Group Ltd., (Bermuda)	5,759
123	Fidelity National Financial, Inc., Class A	1,859
72	First American Corp.	2,324
12	Hanover Insurance Group, Inc. (The)	492
135	HCC Insurance Holdings, Inc.	3,688
24	Horace Mann Educators Corp.	331
9	Infinity Property & Casualty Corp.	362
12	Mercury General Corp.	433
25	National Financial Partners Corp. (a)	220
8	Navigators Group, Inc. (a)	462
13	Presidential Life Corp.	135
17	ProAssurance Corp. (a)	881
50	Protective Life Corp.	1,082
44	Reinsurance Group of America, Inc.	1,967
5	RLI Corp.	246
10	Safety Insurance Group, Inc.	325
33	Selective Insurance Group	523
48	StanCorp Financial Group, Inc.	1,938
11	Stewart Information Services Corp.	136
32	Tower Group, Inc. (c)	774
14	United Fire & Casualty Co.	242
31	Unitrin, Inc.	606
99	W.R. Berkley Corp.	2,508

		36,532

	Real Estate Investment Trusts (REITs) — 6.5%
25	Acadia Realty Trust	370
25	Alexandria Real Estate Equities, Inc. (c)	1,351
91	AMB Property Corp.	2,082
61	BioMed Realty Trust, Inc.	846
32	BRE Properties, Inc.	1,011
41	Camden Property Trust	1,641
27	Cedar Shopping Centers, Inc.	174
29	Colonial Properties Trust	286
36	Corporate Office Properties Trust	1,336
59	Cousins Properties, Inc. (c)	489
67	DiamondRock Hospitality Co. (a)	540
139	Duke Realty Corp.	1,668
16	EastGroup Properties, Inc.	605
22	Entertainment Properties Trust	749
23	Equity One, Inc. (c)	358
18	Essex Property Trust, Inc.	1,425
54	Extra Space Storage, Inc.	572
39	Federal Realty Investment Trust	2,384
42	Franklin Street Properties Corp.	555
37	Healthcare Realty Trust, Inc.	778
44	Highwoods Properties, Inc.	1,384
21	Home Properties, Inc. (c)	894
77	Hospitality Properties Trust	1,576
45	Inland Real Estate Corp. (m)	398
27	Kilroy Realty Corp.	742
37	Kite Realty Group Trust	156
39	LaSalle Hotel Properties	773
52	Lexington Realty Trust	264
73	Liberty Property Trust	2,363
14	LTC Properties, Inc.	336
51	Macerich Co. (The) (c)	1,534
48	Mack-Cali Realty Corp.	1,561
48	Medical Properties Trust, Inc.	377
18	Mid-America Apartment Communities, Inc.	804
50	National Retail Properties, Inc.	1,071
68	Nationwide Health Properties, Inc.	2,100
52	Omega Healthcare Investors, Inc.	833
13	Parkway Properties, Inc.	258
24	Pennsylvania Real Estate Investment Trust (c)	181
28	Post Properties, Inc.	502
25	Potlatch Corp.	714
11	PS Business Parks, Inc.	587
50	Rayonier, Inc.	2,039
66	Realty Income Corp. (c)	1,689
50	Regency Centers Corp.	1,842
81	Senior Housing Properties Trust	1,541
49	SL Green Realty Corp.	2,139
14	Sovran Self Storage, Inc.	423
26	Tanger Factory Outlet Centers	955
94	UDR, Inc.	1,479
13	Urstadt Biddle Properties, Inc., Class A	189
65	Weingarten Realty Investors	1,290

		52,214

	Real Estate Management & Development — 0.2%
22	Forestar Group, Inc. (a)	372
26	Jones Lang LaSalle, Inc.	1,237

		1,609

	Thrifts & Mortgage Finance — 0.9%
71	Astoria Financial Corp.	779
30	Bank Mutual Corp.	262
37	Brookline Bancorp, Inc.	358
16	Dime Community Bancshares	182
415	New York Community Bancorp, Inc. (c)	4,742
56	NewAlliance Bancshares, Inc.	595
46	Trustco Bank Corp.	287

		7,205

	Total Financials	145,997

	Health Care — 11.8%
	Biotechnology — 0.9%
91	Alkermes, Inc. (a)	835
20	ArQule, Inc. (a)	90
14	Cubist Pharmaceuticals, Inc. (a)	273
22	Martek Biosciences Corp. (a) (c)	494
24	OSI Pharmaceuticals, Inc. (a)	858
120	Vertex Pharmaceuticals, Inc. (a)	4,549

		7,099

	Health Care Equipment & Supplies — 3.8%
13	Abaxis, Inc. (a) (c)	354
41	Align Technology, Inc. (a)	577
67	American Medical Systems Holdings, Inc. (a)	1,138
8	Analogic Corp.	287
39	Beckman Coulter, Inc.	2,671
18	CONMED Corp. (a)	337
23	Cooper Cos., Inc. (The)	690
17	CryoLife, Inc. (a)	136
14	Cyberonics, Inc. (a)	224
4	Edwards Lifesciences Corp. (a)	264
63	Gen-Probe, Inc. (a)	2,598
15	Greatbatch, Inc. (a)	327
6	Haemonetics Corp. (a)	314
134	Hill-Rom Holdings, Inc.	2,929
182	Hologic, Inc. (a)	2,971
8	ICU Medical, Inc. (a)	302
25	IDEXX Laboratories, Inc. (a) (c)	1,263
64	Immucor, Inc. (a)	1,137
3	Integra LifeSciences Holdings Corp. (a)	103
19	Invacare Corp.	433
7	Kensey Nash Corp. (a)	202
95	Kinetic Concepts, Inc. (a)	3,500
17	Merit Medical Systems, Inc. (a)	294
17	Natus Medical, Inc. (a)	261
9	Neogen Corp. (a)	288
9	Osteotech, Inc. (a)	41
11	Palomar Medical Technologies, Inc. (a)	181
58	ResMed, Inc. (a)	2,635
50	STERIS Corp.	1,522
11	SurModics, Inc. (a) (c)	273
22	Symmetry Medical, Inc. (a)	225
43	Teleflex, Inc.	2,085
20	Theragenics Corp. (a)	32
13	Zoll Medical Corp. (a)	274

		30,868

	Health Care Providers & Services — 4.2%
6	Air Methods Corp. (a)	210
4	Almost Family, Inc. (a)	115
72	Amedisys, Inc. (a) (c)	3,151
49	AMERIGROUP Corp. (a)	1,079
20	AMN Healthcare Services, Inc. (a)	187
19	AmSurg Corp. (a)	404
7	Bio-Reference Labs, Inc. (a)	241
24	Catalyst Health Solutions, Inc. (a)	697
23	Centene Corp. (a)	440
125	Community Health Systems, Inc. (a)	3,992
5	Corvel Corp. (a)	131
19	Cross Country Healthcare, Inc. (a)	173
11	Genoptix, Inc. (a)	376
17	Gentiva Health Services, Inc. (a)	436
19	Hanger Orthopedic Group, Inc. (a)	261
123	Health Management Associates, Inc., Class A (a)	924
44	Health Net, Inc. (a)	674
109	Healthspring, Inc. (a)	1,336
20	Healthways, Inc. (a)	312
51	Henry Schein, Inc. (a)	2,792
24	HMS Holdings Corp. (a)	928
20	inVentiv Health, Inc. (a)	338
9	IPC The Hospitalist Co., Inc. (a)	270
25	Kindred Healthcare, Inc. (a)	402
6	Landauer, Inc.	323
11	LCA-Vision, Inc. (a)	79
9	LHC Group, Inc. (a)	267
57	LifePoint Hospitals, Inc. (a)	1,537
57	Lincare Holdings, Inc. (a)	1,767
12	Magellan Health Services, Inc. (a)	363
12	Medcath Corp. (a)	104
20	Mednax, Inc. (a)	1,080
8	Molina Healthcare, Inc. (a) (c)	175
7	MWI Veterinary Supply, Inc. (a)	293
20	Odyssey HealthCare, Inc. (a)	248
155	Omnicare, Inc.	3,488
11	Owens & Minor, Inc.	494
19	PharMerica Corp. (a)	357
17	PSS World Medical, Inc. (a) (c)	378
11	RehabCare Group, Inc. (a)	241
15	Res-Care, Inc. (a)	220
24	Universal Health Services, Inc., Class B	1,500
39	WellCare Health Plans, Inc. (a)	957

		33,740

	Health Care Technology — 0.2%
7	Cerner Corp. (a)	532
6	Computer Programs & Systems, Inc.	235
19	Omnicell, Inc. (a)	211
27	Phase Forward, Inc. (a)	380

		1,358

	Life Sciences Tools & Services — 1.1%
43	Affymetrix, Inc. (a)	375
12	Bio-Rad Laboratories, Inc., Class A (a)	1,063
18	Cambrex Corp. (a)	111
7	Charles River Laboratories International, Inc. (a)	251
9	Dionex Corp. (a)	557
20	Enzo Biochem, Inc. (a)	139
26	eResearchTechnology, Inc. (a)	185
8	Kendle International, Inc. (a)	135
9	Mettler-Toledo International, Inc., (Switzerland) (a)	781
139	Pharmaceutical Product Development, Inc.	3,059
24	Techne Corp.	1,530
18	Varian, Inc. (a)	937

		9,123

	Pharmaceuticals — 1.6%
168	Endo Pharmaceuticals Holdings, Inc. (a)	3,810
56	Medicis Pharmaceutical Corp., Class A	1,194
21	Par Pharmaceutical Cos., Inc. (a)	453
37	Perrigo Co.	1,251
29	Salix Pharmaceuticals Ltd. (a)	618
72	Sepracor, Inc. (a)	1,638
130	Valeant Pharmaceuticals International (a)	3,657
47	ViroPharma, Inc. (a)	450

		13,071

	Total Health Care	95,259

	Industrials — 15.2%
	Aerospace & Defense — 1.4%
24	AAR Corp. (a)	536
10	Aerovironment, Inc. (a)	277
41	Alliant Techsystems, Inc. (a)	3,191
6	American Science & Engineering, Inc.	391
8	Applied Signal Technology, Inc.	183
84	BE Aerospace, Inc. (a)	1,697
16	Ceradyne, Inc. (a)	286
18	Cubic Corp.	724
26	Esterline Technologies Corp. (a)	1,018
30	GenCorp, Inc. (a)	161
27	Moog, Inc., Class A (a)	798
86	Orbital Sciences Corp. (a)	1,290
10	Stanley, Inc. (a)	263
11	Teledyne Technologies, Inc. (a)	410
10	Triumph Group, Inc.	502

		11,727

	Air Freight & Logistics — 0.1%
18	Forward Air Corp. (c)	423
5	Hub Group, Inc., Class A (a)	123

		546

	Airlines — 0.6%
343	Airtran Holdings, Inc. (a)	2,146
57	Alaska Air Group, Inc. (a)	1,524
44	JetBlue Airways Corp. (a)	265
39	SkyWest, Inc.	651

		4,586

	Building Products — 0.7%
8	AAON, Inc.	165
17	Apogee Enterprises, Inc.	253
16	Gibraltar Industries, Inc.	216
29	Griffon Corp. (a)	296
74	Lennox International, Inc.	2,691
12	NCI Building Systems, Inc. (a) (c)	38
23	Quanex Building Products Corp.	327
39	Simpson Manufacturing Co., Inc.	994
12	Universal Forest Products, Inc.	484

		5,464

	Commercial Services & Supplies — 1.0%
27	ABM Industries, Inc.	567
12	ATC Technology Corp. (a)	236
24	Bowne & Co., Inc.	187
65	Brink’s Co. (The)	1,742
7	Consolidated Graphics, Inc. (a)	168
32	Deluxe Corp.	553
11	G&K Services, Inc., Class A	248
10	GEO Group, Inc. (The) (a)	201
27	Healthcare Services Group, Inc.	499
8	Herman Miller, Inc.	128
8	HNI Corp. (c)	183
34	Interface, Inc., Class A	282
19	Mine Safety Appliances Co.	510
21	Mobile Mini, Inc. (a)	372
28	Rollins, Inc.	522
8	Standard Register Co. (The)	45
21	SYKES Enterprises, Inc. (a)	439
25	Tetra Tech, Inc. (a)	653
12	Viad Corp.	244

		7,779

	Construction & Engineering — 2.0%
48	Aecom Technology Corp. (a)	1,308
25	Comfort Systems USA, Inc.	284
24	Dycom Industries, Inc. (a)	294
111	EMCOR Group, Inc. (a)	2,823
9	Exponent, Inc. (a)	242
24	Insituform Technologies, Inc., Class A (a)	465
163	KBR, Inc.	3,798
105	Shaw Group, Inc. (The) (a)	3,382
86	URS Corp. (a)	3,736

		16,332

	Electrical Equipment — 1.4%
14	A.O. Smith Corp.	545
34	Acuity Brands, Inc.	1,085
8	AMETEK, Inc.	268
8	AZZ, Inc. (a)	306
36	Belden, Inc.	825
44	Brady Corp., Class A	1,259
16	C&D Technologies, Inc. (a) (c)	34
12	Encore Wire Corp.	266
55	Hubbell, Inc., Class B	2,291
15	II-VI, Inc. (a)	373
19	Magnetek, Inc. (a)	29
15	Regal-Beloit Corp.	674
17	Roper Industries, Inc.	846
84	Thomas & Betts Corp. (a)	2,512
16	Vicor Corp. (a)	124

		11,437

	Industrial Conglomerates — 0.4%
91	Carlisle Cos., Inc.	3,098
7	Standex International Corp.	148
12	Tredegar Corp.	170

		3,416

	Machinery — 4.9%
12	Actuant Corp., Class A	188
68	AGCO Corp. (a)	1,892
16	Albany International Corp., Class A	313
12	Astec Industries, Inc. (a)	305
9	Badger Meter, Inc.	351
26	Barnes Group, Inc.	452
32	Briggs & Stratton Corp.	616
104	Bucyrus International, Inc.	3,713
5	Cascade Corp.	137
10	CIRCOR International, Inc.	289
92	Crane Co.	2,372
12	EnPro Industries, Inc. (a)	280
30	Federal Signal Corp.	215
46	Gardner Denver, Inc. (a)	1,598
39	Harsco Corp.	1,373
27	IDEX Corp.	750
17	John Bean Technologies Corp.	303
117	Joy Global, Inc.	5,713
18	Lincoln Electric Holdings, Inc.	867
7	Lindsay Corp. (c)	292
10	Lydall, Inc. (a)	53
23	Mueller Industries, Inc.	560
169	Oshkosh Corp.	5,221
20	Robbins & Myers, Inc.	468
62	SPX Corp.	3,823
88	Terex Corp. (a)	1,833
32	Toro Co. (c)	1,257
99	Trinity Industries, Inc. (c)	1,709
6	Valmont Industries, Inc.	550
40	Wabtec Corp.	1,507
18	Watts Water Technologies, Inc., Class A	537

		39,537

	Marine — 0.1%
24	Kirby Corp. (a)	900

	Professional Services — 1.4%
14	Administaff, Inc.	363
8	CDI Corp.	109
21	Corporate Executive Board Co. (The)	535
8	FTI Consulting, Inc. (a)	345
10	Heidrick & Struggles International, Inc.	241
17	Kelly Services, Inc., Class A	204
27	Korn/Ferry International (a)	395
84	Manpower, Inc.	4,744
59	MPS Group, Inc. (a)	617
22	On Assignment, Inc. (a)	126
10	School Specialty, Inc. (a)	229
32	Spherion Corp. (a)	197
26	TrueBlue, Inc. (a)	368
9	Volt Information Sciences, Inc. (a)	108
61	Watson Wyatt Worldwide, Inc., Class A	2,645

		11,226

	Road & Rail — 0.7%
16	Arkansas Best Corp.	478
74	Con-way, Inc.	2,820
8	Heartland Express, Inc.	115
11	Knight Transportation, Inc.	184
23	Landstar System, Inc.	880
42	Werner Enterprises, Inc.	792

		5,269

	Trading Companies & Distributors — 0.5%
7	Applied Industrial Technologies, Inc.	139
28	GATX Corp.	786
15	Kaman Corp.	339
4	Lawson Products, Inc.	65
38	MSC Industrial Direct Co., Class A	1,667
36	United Rentals, Inc. (a)	373
20	Watsco, Inc.	1,077

		4,446

	Total Industrials	122,665

	Information Technology — 16.7%
	Communications Equipment — 1.9%
560	3Com Corp. (a)	2,931
130	ADC Telecommunications, Inc. (a)	1,080
191	Arris Group, Inc. (a)	2,479
25	Avocent Corp. (a)	508
7	Bel Fuse, Inc., Class B	132
11	Black Box Corp.	266
25	Blue Coat Systems, Inc. (a)	557
122	CommScope, Inc. (a)	3,637
15	Digi International, Inc. (a)	129
9	EMS Technologies, Inc. (a)	191
60	Harmonic, Inc. (a)	402
21	NETGEAR, Inc. (a)	381
18	Network Equipment Technologies, Inc. (a)	128
13	PC-Tel, Inc. (a)	81
29	Plantronics, Inc.	789
37	Polycom, Inc. (a)	989
27	Symmetricom, Inc. (a)	138
18	Tekelec (a)	300
8	Tollgrade Communications, Inc. (a)	51
17	ViaSat, Inc. (a)	458

		15,627

	Computers & Peripherals — 1.2%
74	Adaptec, Inc. (a)	246
18	Avid Technology, Inc. (a)	259
68	Diebold, Inc.	2,234
14	Hutchinson Technology, Inc. (a) (c)	100
18	Imation Corp.	169
36	Intermec, Inc. (a)	507
13	Intevac, Inc. (a)	178
235	NCR Corp. (a)	3,253
18	Novatel Wireless, Inc. (a)	208
12	Stratasys, Inc. (a)	210
48	Synaptics, Inc. (a) (c)	1,217
23	Western Digital Corp. (a)	851

		9,432

	Electronic Equipment, Instruments & Components — 1.9%
14	Agilysys, Inc.	94
10	Arrow Electronics, Inc. (a)	287
123	Avnet, Inc. (a)	3,184
54	Benchmark Electronics, Inc. (a)	964
44	Brightpoint, Inc. (a)	383
25	Checkpoint Systems, Inc. (a)	403
25	Cognex Corp.	410
20	CTS Corp.	190
21	Daktronics, Inc. (c)	177
11	DTS, Inc. (a)	289
16	Electro Scientific Industries, Inc. (a)	219
10	FARO Technologies, Inc. (a)	174
129	Flextronics International Ltd., (Singapore) (a)	961
16	Gerber Scientific, Inc. (a)	97
193	Ingram Micro, Inc., Class A (a)	3,250
28	Insight Enterprises, Inc. (a)	337
8	Keithley Instruments, Inc.	46
13	Littelfuse, Inc. (a)	345
10	LoJack Corp. (a)	53
14	Mercury Computer Systems, Inc. (a)	135
23	Methode Electronics, Inc.	198
10	MTS Systems Corp.	298
22	Newport Corp. (a)	191
12	Park Electrochemical Corp.	305
14	RadiSys Corp. (a)	122
9	Rogers Corp. (a)	283
17	ScanSource, Inc. (a)	472
12	SYNNEX Corp. (a)	365
20	Tech Data Corp. (a)	849
25	Technitrol, Inc.	228
26	TTM Technologies, Inc. (a)	297
7	X-Rite, Inc. (a)	14

		15,620

	Internet Software & Services — 1.0%
15	comScore, Inc. (a)	276
25	DealerTrack Holdings, Inc. (a)	476
23	Digital River, Inc. (a)	944
25	Equinix, Inc. (a)	2,255
21	Infospace, Inc. (a)	164
28	j2 Global Communications, Inc. (a)	639
17	Knot, Inc. (The) (a)	190
19	Perficient, Inc. (a)	160
52	United Online, Inc.	417
188	ValueClick, Inc. (a)	2,479

		8,000

	IT Services — 4.0%
50	Acxiom Corp. (a)	474
41	Alliance Data Systems Corp. (a) (c)	2,476
152	Broadridge Financial Solutions, Inc.	3,058
51	CACI International, Inc., Class A (a)	2,396
37	CIBER, Inc. (a)	146
21	CSG Systems International, Inc. (a)	340
74	DST Systems, Inc. (a)	3,330
9	Forrester Research, Inc. (a)	246
49	Global Payments, Inc.	2,294
24	Heartland Payment Systems, Inc.	345
74	Hewitt Associates, Inc., Class A (a)	2,689
10	Integral Systems, Inc. (a)	72
96	Lender Processing Services, Inc.	3,676
21	ManTech International Corp., Class A (a)	973
11	MAXIMUS, Inc.	512
57	Metavante Technologies, Inc. (a)	1,956
60	NeuStar, Inc., Class A (a)	1,356
161	SAIC, Inc. (a)	2,830
7	SRA International, Inc., Class A (a)	158
7	StarTek, Inc. (a)	61
22	TeleTech Holdings, Inc. (a)	376
81	Wright Express Corp. (a)	2,391

		32,155

	Office Electronics — 0.1%
24	Zebra Technologies Corp., Class A (a)	612

	Semiconductors & Semiconductor Equipment — 3.3%
16	Actel Corp. (a)	190
20	Advanced Energy Industries, Inc. (a)	281
297	Amkor Technology, Inc. (a)	2,044
19	ATMI, Inc. (a)	344
39	Brooks Automation, Inc. (a)	298
15	Cabot Microelectronics Corp. (a)	515
14	Cohu, Inc.	192
68	Cree, Inc. (a)	2,495
70	Cypress Semiconductor Corp. (a)	719
21	Diodes, Inc. (a)	374
14	DSP Group, Inc. (a)	116
26	Exar Corp. (a)	191
252	Fairchild Semiconductor International, Inc. (a)	2,576
39	FEI Co. (a)	959
52	Integrated Device Technology, Inc. (a)	352
12	Intersil Corp., Class A	187
41	Kopin Corp. (a)	198
37	Kulicke & Soffa Industries, Inc. (a)	223
10	Lam Research Corp. (a)	339
28	Micrel, Inc.	226
78	Microsemi Corp. (a)	1,236
31	MKS Instruments, Inc. (a)	603
16	Pericom Semiconductor Corp. (a)	155
550	RF Micro Devices, Inc. (a)	2,987
19	Rudolph Technologies, Inc. (a)	138
116	Semtech Corp. (a)	1,974
15	Sigma Designs, Inc. (a) (c)	213
37	Silicon Laboratories, Inc. (a)	1,709
169	Skyworks Solutions, Inc. (a)	2,239
13	Standard Microsystems Corp. (a)	307
8	Supertex, Inc. (a)	234
93	TriQuint Semiconductor, Inc. (a)	718
14	Ultratech, Inc. (a)	188
33	Varian Semiconductor Equipment Associates, Inc. (a)	1,087
19	Veeco Instruments, Inc. (a)	454

		27,061

	Software — 3.3%
21	ACI Worldwide, Inc. (a)	320
9	Advent Software, Inc. (a) (c)	380
28	Blackbaud, Inc.	642
103	Cadence Design Systems, Inc. (a)	759
26	CommVault Systems, Inc. (a)	543
15	Concur Technologies, Inc. (a)	584
5	Ebix, Inc. (a)	297
36	Epicor Software Corp. (a)	231
23	EPIQ Systems, Inc. (a)	327
13	FactSet Research Systems, Inc. (c)	888
64	Fair Isaac Corp.	1,374
45	Informatica Corp. (a)	1,019
37	Jack Henry & Associates, Inc.	877
17	JDA Software Group, Inc. (a)	363
15	Manhattan Associates, Inc. (a)	305
58	Mentor Graphics Corp. (a)	543
26	MICROS Systems, Inc. (a)	796
22	Netscout Systems, Inc. (a)	291
172	Parametric Technology Corp. (a)	2,375
18	Phoenix Technologies Ltd. (a)	64
25	Progress Software Corp. (a)	571
38	Quest Software, Inc. (a)	644
17	Radiant Systems, Inc. (a)	179
83	Rovi Corp. (a)	2,787
18	Smith Micro Software, Inc. (a)	218
16	Sonic Solutions, Inc. (a)	95
12	SPSS, Inc. (a)	574
94	Sybase, Inc. (a)	3,656
155	Synopsys, Inc. (a)	3,465
19	Taleo Corp., Class A (a)	438
42	THQ, Inc. (a)	290
17	Tyler Technologies, Inc. (a)	297
27	Websense, Inc. (a)	457

		26,649

	Total Information Technology	135,156

	Materials — 6.1%
	Chemicals — 3.3%
16	A Schulman, Inc.	314
12	American Vanguard Corp.	101
16	Arch Chemicals, Inc.	471
90	Ashland, Inc.	3,878
11	Balchem Corp.	302
110	Cabot Corp.	2,532
56	H.B. Fuller Co.	1,174
73	Lubrizol Corp.	5,209
11	Minerals Technologies, Inc.	547
7	NewMarket Corp.	691
74	Olin Corp.	1,297
77	OM Group, Inc. (a)	2,348
7	Penford Corp.	49
56	PolyOne Corp. (a)	373
7	Quaker Chemical Corp.	145
75	RPM International, Inc.	1,383
28	Scotts Miracle-Gro Co. (The), Class A	1,207
4	Stepan Co.	262
63	Terra Industries, Inc.	2,182
64	Valspar Corp.	1,758
22	Westlake Chemical Corp. (c)	564
13	Zep, Inc.	216

		27,003

	Construction Materials — 0.2%
24	Eagle Materials, Inc.	683
26	Headwaters, Inc. (a)	99
6	Martin Marietta Materials, Inc.	539

		1,321

	Containers & Packaging — 0.9%
33	Aptargroup, Inc.	1,216
9	Greif, Inc., Class A	495
17	Myers Industries, Inc.	184
56	Rock-Tenn Co., Class A	2,651
49	Sonoco Products Co.	1,348
112	Temple-Inland, Inc.	1,834

		7,728

	Metals & Mining — 1.4%
10	AM Castle & Co.	99
14	AMCOL International Corp.	325
12	Brush Engineered Materials, Inc. (a) (c)	298
43	Carpenter Technology Corp.	1,009
33	Century Aluminum Co. (a)	312
10	Cliffs Natural Resources, Inc.	330
166	Commercial Metals Co.	2,977
5	Olympic Steel, Inc.	156
80	Reliance Steel & Aluminum Co.	3,419
18	RTI International Metals, Inc. (a)	461
144	Worthington Industries, Inc.	1,995

		11,381

	Paper & Forest Products — 0.3%
23	Buckeye Technologies, Inc. (a)	251
7	Clearwater Paper Corp. (a)	282
6	Deltic Timber Corp.	292
66	Louisiana-Pacific Corp. (a)	440
9	Neenah Paper, Inc.	104
9	Schweitzer-Mauduit International, Inc.	504
30	Wausau Paper Corp.	295

		2,168

	Total Materials	49,601

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
16	Cbeyond, Inc. (a)	251
132	Cincinnati Bell, Inc. (a)	461
27	General Communication, Inc., Class A (a)	183
20	Iowa Telecommunications Services, Inc. (c)	255
21	Neutral Tandem, Inc. (a)	484

		1,634

	Wireless Telecommunication Services — 0.3%
44	Syniverse Holdings, Inc. (a)	764
64	Telephone & Data Systems, Inc.	1,976

		2,740

	Total Telecommunication Services	4,374

	Utilities — 5.5%
	Electric Utilities — 1.7%
8	Central Vermont Public Service Corp.	150
85	DPL, Inc.	2,213
28	El Paso Electric Co. (a)	501
160	Hawaiian Electric Industries, Inc.	2,907
43	Idacorp, Inc.	1,236
279	NV Energy, Inc.	3,234
168	PNM Resources, Inc.	1,968
18	UIL Holdings Corp.	488
9	UniSource Energy Corp.	275
50	Westar Energy, Inc.	985

		13,957

	Gas Utilities — 2.1%
92	AGL Resources, Inc.	3,238
111	Atmos Energy Corp.	3,118
38	Energen Corp.	1,627
14	Laclede Group, Inc. (The)	449
66	New Jersey Resources Corp.	2,410
62	ONEOK, Inc.	2,276
8	South Jersey Industries, Inc.	274
99	UGI Corp.	2,486
19	WGL Holdings, Inc.	635

		16,513

	Multi-Utilities — 1.6%
106	Alliant Energy Corp.	2,964
88	Avista Corp.	1,781
80	Black Hills Corp.	2,016
10	CH Energy Group, Inc.	441
104	MDU Resources Group, Inc.	2,165
56	NSTAR	1,787
38	OGE Energy Corp.	1,263
34	Vectren Corp.	773

		13,190

	Water Utilities — 0.1%
12	American States Water Co.	418

	Total Utilities	44,078

	Total Common Stocks (Cost $713,758)	799,378

	Short-Term Investments — 1.3%
	Investment Company — 1.1%
9,222	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (Cost $9,222)	9,222

PRINCIPAL AMOUNT($)

	U.S. Treasury Obligation — 0.2%
1,505	U.S. Treasury Bill, 0.163%, 10/15/09 (k) (n) (Cost $1,505)	1,505

	Total Short-Term Investments (Cost $10,727)	10,727

	Investments of Cash Collateral for Securities on Loan — 4.5%
	Certificate of Deposit — 0.5%
4,000	Calyon, New York, VAR, 0.396%, 03/15/10	3,967

	Corporate Notes — 3.1%
8,000	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	7,998
8,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	7,915
2,500	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	2,455
5,000	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	4,911
2,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	1,969

		25,248

SHARES

	Investment Company — 0.9%
7,025	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	7,025

	Total Investments of Cash Collateral for Securities on Loan (Cost $36,524)	36,240

	Total Investments — 104.8% (Cost $761,009)	846,345
	Liabilities in Excess of Other Assets — (4.8)%	(38,593)

	NET ASSETS — 100.0%	$807,752

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
46	E-mini Russell 2000	12/18/09	$2,774	$111
93	E-mini S&P MID 400	12/18/09	6,409	230

				$341

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR — Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,092
Aggregate gross unrealized depreciation	(45,756)

Net unrealized appreciation/depreciation	$85,336

Federal income tax cost of investments	$761,009

Market Expansion Index Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$815,625	$30,720	$—	$846,345
Appreciation in Other Financial Instruments*	$341	$—	$—	$341

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of an U.S.Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Mid Cap Growth Fund
(formerly JPMorgan Diversified Mid Cap Growth Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 99.3%
	Consumer Discretionary — 19.3%
	Auto Components — 1.2%
1,093	Gentex Corp.	15,470

	Automobiles — 0.6%
368	Harley-Davidson, Inc.	8,459

	Diversified Consumer Services — 0.3%
79	DeVry, Inc. (c)	4,384

	Hotels, Restaurants & Leisure — 3.7%
72	Chipotle Mexican Grill, Inc., Class A (a) (c)	6,988
532	Marriott International, Inc., Class A	14,673
371	Penn National Gaming, Inc. (a)	10,270
722	Royal Caribbean Cruises Ltd. (a) (c)	17,374

		49,305

	Internet & Catalog Retail — 0.7%
107	Amazon.com, Inc. (a)	10,018

	Media — 2.1%
380	Discovery Communications, Inc., Class A (a)	10,967
316	Lamar Advertising Co., Class A (a) (c)	8,668
170	Morningstar, Inc. (a)	8,279

		27,914

	Multiline Retail — 2.6%
336	Kohl’s Corp. (a)	19,174
516	Nordstrom, Inc.	15,765

		34,939

	Specialty Retail — 7.5%
404	Advance Auto Parts, Inc.	15,869
450	Bed Bath & Beyond, Inc. (a)	16,878
605	CarMax, Inc. (a)	12,638
385	J Crew Group, Inc. (a)	13,801
216	Sherwin-Williams Co. (The)	12,989
661	Staples, Inc.	15,339
351	TJX Cos., Inc.	13,040

		100,554

	Textiles, Apparel & Luxury Goods — 0.6%
203	Phillips-Van Heusen Corp.	8,704

	Total Consumer Discretionary	259,747

	Consumer Staples — 2.0%
	Personal Products — 2.0%
409	Avon Products, Inc.	13,900
333	NBTY, Inc. (a)	13,196

	Total Consumer Staples	27,096

	Energy — 6.2%
	Energy Equipment & Services — 2.4%
394	Cameron International Corp. (a)	14,885
181	Oceaneering International, Inc. (a)	10,244
309	Weatherford International Ltd., (Switzerland) (a)	6,399

		31,528

	Oil, Gas & Consumable Fuels — 3.8%
318	Cabot Oil & Gas Corp.	11,378
700	Forest Oil Corp. (a)	13,704
145	Noble Energy, Inc.	9,564
399	Southwestern Energy Co. (a)	17,036

		51,682

	Total Energy	83,210

	Financials — 11.4%
	Capital Markets — 5.3%
111	Affiliated Managers Group, Inc. (a)	7,239
55	BlackRock, Inc.	12,012
247	Northern Trust Corp.	14,372
848	Och-Ziff Capital Management Group LLC, Class A	10,318
314	T. Rowe Price Group, Inc.	14,366
675	TD AMERITRADE Holding Corp. (a)	13,238

		71,545

	Commercial Banks — 1.5%
458	BB&T Corp.	12,487
179	BOK Financial Corp.	8,305

		20,792

	Diversified Financial Services — 2.0%
74	IntercontinentalExchange, Inc. (a)	7,182
366	Moody’s Corp.	7,492
404	MSCI, Inc., Class A (a)	11,958

		26,632

	Insurance — 2.6%
305	ACE Ltd., (Switzerland) (a)	16,321
567	Fidelity National Financial, Inc., Class A	8,555
387	HCC Insurance Holdings, Inc.	10,596

		35,472

	Total Financials	154,441

	Health Care — 12.4%
	Biotechnology — 1.9%
215	Alexion Pharmaceuticals, Inc. (a)	9,581
380	BioMarin Pharmaceutical, Inc. (a)	6,863
333	Myriad Genetics, Inc. (a)	9,116

		25,560

	Health Care Equipment & Supplies — 1.7%
326	DENTSPLY International, Inc.	11,276
203	Zimmer Holdings, Inc. (a)	10,823

		22,099

	Health Care Providers & Services — 5.4%
252	DaVita, Inc. (a)	14,265
224	Express Scripts, Inc. (a)	17,378
294	Humana, Inc. (a)	10,952
523	UnitedHealth Group, Inc.	13,106
654	VCA Antech, Inc. (a)	17,579

		73,280

	Health Care Technology — 0.8%
139	Cerner Corp. (a)	10,397

	Life Sciences Tools & Services — 2.6%
265	Covance, Inc. (a)	14,358
353	Illumina, Inc. (a)	14,990
132	Life Technologies Corp. (a)	6,149

		35,497

	Total Health Care	166,833

	Industrials — 18.7%
	Aerospace & Defense — 1.8%
244	Precision Castparts Corp.	24,902

	Airlines — 1.0%
1,566	Delta Air Lines, Inc. (a)	14,031

	Building Products — 1.1%
403	Lennox International, Inc.	14,560

	Commercial Services & Supplies — 3.2%
651	Corrections Corp. of America (a)	14,750
253	Stericycle, Inc. (a)	12,276
554	Waste Connections, Inc. (a)	16,001

		43,027

	Construction & Engineering — 1.4%
362	Aecom Technology Corp. (a)	9,814
280	Shaw Group, Inc. (The) (a)	8,981

		18,795

	Electrical Equipment — 1.3%
36	First Solar, Inc. (a) (c)	5,448
251	Roper Industries, Inc.	12,778

		18,226

	Industrial Conglomerates — 1.9%
391	Carlisle Cos., Inc.	13,252
494	McDermott International, Inc. (a)	12,481

		25,733

	Machinery — 1.8%
260	Cummins, Inc.	11,653
329	Wabtec Corp.	12,340

		23,993

	Professional Services — 1.5%
263	FTI Consulting, Inc. (a)	11,194
351	Robert Half International, Inc.	8,773

		19,967

	Road & Rail — 2.6%
262	Canadian National Railway Co., (Canada)	12,830
571	Landstar System, Inc.	21,744

		34,574

	Trading Companies & Distributors — 1.1%
165	W.W. Grainger, Inc.	14,745

	Total Industrials	252,553

	Information Technology — 25.5%
	Communications Equipment — 1.9%
424	CommScope, Inc. (a)	12,702
314	F5 Networks, Inc. (a)	12,460

		25,162

	Computers & Peripherals — 1.2%
623	NetApp, Inc. (a)	16,627

	Electronic Equipment, Instruments & Components — 3.0%
519	Amphenol Corp., Class A	19,555
218	Dolby Laboratories, Inc., Class A (a)	8,322
543	Tyco Electronics Ltd., (Switzerland)	12,091

		39,968

	Internet Software & Services — 1.0%
152	Equinix, Inc. (a)	14,012

	IT Services — 3.9%
653	Cognizant Technology Solutions Corp., Class A (a) (c)	25,253
71	MasterCard, Inc., Class A	14,288
689	Western Union Co. (The)	13,026

		52,567

	Semiconductors & Semiconductor Equipment — 7.2%
598	Broadcom Corp., Class A (a)	18,340
358	KLA-Tencor Corp.	12,826
244	Lam Research Corp. (a)	8,325
1,325	Marvell Technology Group Ltd., (Bermuda) (a)	21,454
790	MEMC Electronic Materials, Inc. (a)	13,136
364	Microchip Technology, Inc.	9,643
576	Xilinx, Inc.	13,497

		97,221

	Software — 7.3%
1,332	Amdocs Ltd., (United Kingdom) (a)	35,807
332	ANSYS, Inc. (a)	12,445
1,495	Cadence Design Systems, Inc. (a)	10,970
340	Concur Technologies, Inc. (a)	13,530
783	Nuance Communications, Inc. (a) (c)	11,714
358	Sybase, Inc. (a)	13,938

		98,404

	Total Information Technology	343,961

	Materials — 2.7%
	Chemicals — 0.8%
135	Praxair, Inc.	11,028

	Containers & Packaging — 1.1%
266	Greif, Inc., Class A	14,643

	Metals & Mining — 0.8%
158	Freeport-McMoRan Copper & Gold, Inc.	10,820

	Total Materials	36,491

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
1,094	tw telecom, inc. (a)	14,710

	Total Common Stocks (Cost $1,109,076)	1,339,042

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
9,711	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (Cost $9,711)	9,711

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 2.7%
	Certificate of Deposit — 0.3%
4,500	Calyon, New York, VAR, 0.396%, 03/15/10	4,463

	Corporate Notes — 1.5%
5,000	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	4,999
6,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	5,936
1,000	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	982
7,000	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	6,876
2,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	1,969

		20,762

SHARES

	Investment Company — 0.9%
11,349	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	11,349

	Total Investments of Cash Collateral for Securities on Loan (Cost $36,847)	36,574

	Total Investments — 102.7% (Cost $1,155,634)	1,385,327
	Liabilities in Excess of Other Assets — (2.7)%	(36,099)

	NET ASSETS — 100.0%	$1,349,228

Percentages indicated are based on net assets.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,598
Aggregate gross unrealized depreciation	(34,905)

Net unrealized appreciation/depreciation	$229,693

Federal income tax cost of investments	$1,155,634

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of September 30, 2009.

Mid Cap Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$1,360,102	$25,225	$—	$1,385,327

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a corporate note that is held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long Positions — 96.6% (j)
		Common Stocks — 94.1%
		Consumer Discretionary — 16.8%
		Auto Components — 0.4%
74		Goodyear Tire & Rubber Co. (The) (a)	1,254
90		TRW Automotive Holdings Corp. (a)	1,512

			2,766

		Automobiles — 0.4%
256		Ford Motor Co. (a)	1,849
17		Thor Industries, Inc.	513

			2,362

		Diversified Consumer Services — 1.1%
23		Apollo Group, Inc., Class A (a)	1,659
106		Corinthian Colleges, Inc. (a)	1,969
92		Regis Corp.	1,425
68		Weight Watchers International, Inc.	1,854

			6,907

		Hotels, Restaurants & Leisure — 2.3%
67		Ameristar Casinos, Inc.	1,054
40		Bally Technologies, Inc. (a)	1,520
51		Bob Evans Farms, Inc.	1,486
97		Brinker International, Inc.	1,519
96		Cheesecake Factory, Inc. (The) (a)	1,782
35		Darden Restaurants, Inc.	1,183
72		Jack in the Box, Inc. (a)	1,467
69		Penn National Gaming, Inc. (a)	1,912
175		Wyndham Worldwide Corp.	2,861

			14,784

		Household Durables — 2.6%
132		D.R. Horton, Inc.	1,511
62		Garmin Ltd., (Cayman Islands)	2,323
95		Jarden Corp.	2,663
103		Leggett & Platt, Inc.	1,992
30		Mohawk Industries, Inc. (a)	1,429
134		Newell Rubbermaid, Inc.	2,104
4		NVR, Inc. (a)	2,314
82		Pulte Homes, Inc.	902
3		Snap-On, Inc.	109
77		Tempur-Pedic International, Inc. (a)	1,466

			16,813

		Internet & Catalog Retail — 1.0%
5		Amazon.com, Inc. (a)	451
107		Expedia, Inc. (a)	2,564
45		Netflix, Inc. (a)	2,077
9		priceline.com, Inc. (a)	1,476

			6,568

		Leisure Equipment & Products — 0.6%
68		Polaris Industries, Inc.	2,790
65		Pool Corp.	1,451

			4,241

		Media — 1.9%
218		Gannett Co., Inc.	2,724
23		Liberty Global, Inc., Class A (a)	513
77		Liberty Media Corp. - Capital, Series A, Class A (a)	1,620
18		McGraw-Hill Cos., Inc. (The)	450
45		Omnicom Group, Inc.	1,672
154		Regal Entertainment Group, Class A	1,900
43		Scripps Networks Interactive, Inc., Class A	1,584
70		Time Warner, Inc.	2,024

			12,487

		Multiline Retail — 1.0%
61		Big Lots, Inc. (a)	1,516
22		Dollar Tree, Inc. (a)	1,064
41		Family Dollar Stores, Inc.	1,072
152		Macy’s, Inc.	2,785

			6,437

		Specialty Retail — 4.1%
50		Aaron’s, Inc.	1,318
43		Advance Auto Parts, Inc.	1,672
46		Aeropostale, Inc. (a)	2,013
3		AutoZone, Inc. (a)	480
87		Barnes & Noble, Inc.	1,930
17		Buckle, Inc. (The)	596
97		Cabela’s, Inc. (a)	1,299
23		Dick’s Sporting Goods, Inc. (a)	505
90		Dress Barn, Inc. (a)	1,613
148		Foot Locker, Inc.	1,774
7		Gymboree Corp. (a)	360
173		Limited Brands, Inc.	2,942
106		Penske Auto Group, Inc.	2,037
21		PetSmart, Inc.	452
135		RadioShack Corp.	2,229
79		Rent-A-Center, Inc. (a)	1,487
40		Ross Stores, Inc.	1,934
35		Sherwin-Williams Co. (The)	2,088

			26,729

		Textiles, Apparel & Luxury Goods — 1.4%
86		Carter’s, Inc. (a)	2,304
34		Deckers Outdoor Corp. (a)	2,911
25		Fossil, Inc. (a)	717
148		Jones Apparel Group, Inc.	2,656
21		Phillips-Van Heusen Corp.	887

			9,475

		Total Consumer Discretionary	109,569

		Consumer Staples — 5.1%
		Beverages — 0.4%
96		Coca-Cola Enterprises, Inc.	2,063
36		Constellation Brands, Inc., Class A (a)	539
7		Dr. Pepper Snapple Group, Inc. (a)	190

			2,792

		Food & Staples Retailing — 0.7%
713		Rite Aid Corp. (a)	1,169
135		SUPERVALU, Inc.	2,027
48		SYSCO Corp.	1,190

			4,386

		Food Products — 2.5%
79		Archer-Daniels-Midland Co.	2,297
16		Bunge Ltd.	1,015
91		Dean Foods Co. (a)	1,615
181		Del Monte Foods Co.	2,094
88		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	2,000
50		Kraft Foods, Inc., Class A	1,308
10		Lancaster Colony Corp.	497
38		Sanderson Farms, Inc.	1,416
230		Sara Lee Corp.	2,559
113		Tyson Foods, Inc., Class A	1,429

			16,230

		Personal Products — 0.4%
73		Herbalife Ltd., (Cayman Islands)	2,379

		Tobacco — 1.1%
111		Altria Group, Inc.	1,981
20		Lorillard, Inc.	1,453
49		Reynolds American, Inc.	2,164
39		Universal Corp.	1,627

			7,225

		Total Consumer Staples	33,012

		Energy — 6.5%
		Energy Equipment & Services — 3.0%
24		Cameron International Corp. (a)	900
11		Dresser-Rand Group, Inc. (a)	344
15		ENSCO International, Inc.	627
49		Gulfmark Offshore, Inc. (a)	1,617
167		Helix Energy Solutions Group, Inc. (a)	2,509
19		Nabors Industries Ltd., (Bermuda) (a)	400
36		National Oilwell Varco, Inc. (a)	1,557
55		Noble Corp.	2,098
62		Oil States International, Inc. (a)	2,182
97		Rowan Cos., Inc.	2,249
44		Tidewater, Inc.	2,053
75		Unit Corp. (a)	3,092

			19,628

		Oil, Gas & Consumable Fuels — 3.5%
5		Apache Corp.	471
48		ConocoPhillips	2,169
27		Devon Energy Corp.	1,846
257		El Paso Corp.	2,647
41		Frontier Oil Corp.	576
42		Newfield Exploration Co. (a)	1,775
23		Occidental Petroleum Corp.	1,771
73		Overseas Shipholding Group, Inc.	2,725
11		Pioneer Natural Resources Co.	416
76		St. Mary Land & Exploration Co.	2,470
89		Tesoro Corp.	1,333
56		World Fuel Services Corp.	2,704
37		XTO Energy, Inc.	1,538

			22,441

		Total Energy	42,069

		Financials — 12.2%
		Capital Markets — 0.9%
69		American Capital Ltd. (a)	223
211		Apollo Investment Corp.	2,016
33		Bank of New York Mellon Corp. (The)	946
7		Goldman Sachs Group, Inc. (The)	1,371
1		Jefferies Group, Inc. (a)	24
28		State Street Corp.	1,472

			6,052

		Commercial Banks — 2.2%
60		Bancorpsouth, Inc.	1,453
11		Bank of Hawaii Corp.	461
31		BOK Financial Corp.	1,454
58		Comerica, Inc.	1,715
35		Commerce Bancshares, Inc.	1,301
–	(h)	FirstMerit Corp.	–	(h)
29		M&T Bank Corp.	1,804
50		Prosperity Bancshares, Inc.	1,729
19		SVB Financial Group (a)	810
56		TCF Financial Corp.	727
82		Trustmark Corp.	1,555
70		United Bankshares, Inc.	1,365

			14,374

		Consumer Finance — 0.9%
123		AmeriCredit Corp. (a)	1,936
53		Cash America International, Inc.	1,599
219		SLM Corp. (a)	1,912

			5,447

		Diversified Financial Services — 0.5%
513		Citigroup, Inc.	2,483
31		MSCI, Inc., Class A (a)	907

			3,390

		Insurance — 6.5%
35		ACE Ltd., (Switzerland) (a)	1,869
37		Aflac, Inc.	1,578
49		Allied World Assurance Co. Holdings Ltd., (Bermuda)	2,345
111		American Financial Group, Inc.	2,841
31		Arch Capital Group Ltd., (Bermuda) (a)	2,064
37		Aspen Insurance Holdings Ltd., (Bermuda)	970
62		Assurant, Inc.	1,983
16		Chubb Corp. (The)	804
89		CNA Financial Corp. (a)	2,148
64		Delphi Financial Group, Inc., Class A	1,455
60		Endurance Specialty Holdings Ltd., (Bermuda)	2,189
23		Everest Re Group Ltd., (Bermuda)	2,003
36		HCC Insurance Holdings, Inc.	991
108		Montpelier Re Holdings Ltd., (Bermuda)	1,762
26		PartnerRe Ltd., (Bermuda)	1,966
75		Platinum Underwriters Holdings Ltd., (Bermuda)	2,693
29		ProAssurance Corp. (a)	1,505
117		Protective Life Corp.	2,503
30		Prudential Financial, Inc.	1,483
37		RenaissanceRe Holdings Ltd., (Bermuda)	2,039
53		StanCorp Financial Group, Inc.	2,156
4		Torchmark Corp.	180
19		Transatlantic Holdings, Inc.	961
95		Unum Group	2,040

			42,528

		Real Estate Investment Trusts (REITs) — 0.6%
22		BRE Properties, Inc.	689
64		Douglas Emmett, Inc.	786
23		Liberty Property Trust	752
46		Macerich Co. (The)	1,393
8		SL Green Realty Corp.	337

			3,957

		Thrifts & Mortgage Finance — 0.6%
136		Astoria Financial Corp.	1,500
176		New York Community Bancorp, Inc.	2,014

			3,514

		Total Financials	79,262

		Health Care — 9.7%
		Biotechnology — 1.2%
78		Alkermes, Inc. (a)	721
38		Amgen, Inc. (a)	2,283
73		Amylin Pharmaceuticals, Inc. (a)	1,005
11		Biogen Idec, Inc. (a)	545
34		Cephalon, Inc. (a)	1,989
31		Cubist Pharmaceuticals, Inc. (a)	617
50		Isis Pharmaceuticals, Inc. (a)	728

			7,888

		Health Care Equipment & Supplies — 1.5%
109		American Medical Systems Holdings, Inc. (a)	1,852
24		Hill-Rom Holdings, Inc.	526
124		Hologic, Inc. (a)	2,032
42		Hospira, Inc. (a)	1,889
38		Integra LifeSciences Holdings Corp. (a)	1,307
58		Kinetic Concepts, Inc. (a)	2,150
3		ResMed, Inc. (a)	114

			9,870

		Health Care Providers & Services — 3.6%
62		Amedisys, Inc. (a)	2,694
87		AmerisourceBergen Corp.	1,947
101		Centene Corp. (a)	1,914
70		Community Health Systems, Inc. (a)	2,235
105		Coventry Health Care, Inc. (a)	2,090
33		Health Net, Inc. (a)	502
104		Healthsouth Corp. (a)	1,631
135		Healthspring, Inc. (a)	1,649
59		Humana, Inc. (a)	2,213
17		McKesson Corp.	1,037
12		Medco Health Solutions, Inc. (a)	684
84		Omnicare, Inc.	1,903
64		WellCare Health Plans, Inc. (a)	1,575
30		WellPoint, Inc. (a)	1,443

			23,517

		Health Care Technology — 0.1%
30		IMS Health, Inc.	464

		Pharmaceuticals — 3.3%
79		Bristol-Myers Squibb Co.	1,776
60		Eli Lilly & Co.	1,976
115		Endo Pharmaceuticals Holdings, Inc. (a)	2,613
95		Forest Laboratories, Inc. (a)	2,808
185		King Pharmaceuticals, Inc. (a)	1,990
83		Medicis Pharmaceutical Corp., Class A	1,772
123		Mylan, Inc. (a)	1,965
150		Pfizer, Inc.	2,486
97		Valeant Pharmaceuticals International (a)	2,713
40		Watson Pharmaceuticals, Inc. (a)	1,459

			21,558

		Total Health Care	63,297

		Industrials — 13.6%
		Aerospace & Defense — 2.9%
24		Alliant Techsystems, Inc. (a)	1,891
37		Cubic Corp.	1,469
36		Esterline Technologies Corp. (a)	1,409
45		General Dynamics Corp.	2,879
34		ITT Corp.	1,796
31		L-3 Communications Holdings, Inc.	2,514
18		Lockheed Martin Corp.	1,436
43		Northrop Grumman Corp.	2,247
73		Orbital Sciences Corp. (a)	1,093
40		Raytheon Co.	1,921

			18,655

		Air Freight & Logistics — 0.7%
24		C.H. Robinson Worldwide, Inc.	1,378
17		FedEx Corp.	1,285
6		United Parcel Service, Inc., Class B	334
118		UTi Worldwide, Inc., (United Kingdom)	1,712

			4,709

		Airlines — 0.7%
176		Airtran Holdings, Inc. (a)	1,103
64		Alaska Air Group, Inc. (a)	1,712
48		Allegiant Travel Co. (a)	1,809

			4,624

		Building Products — 0.7%
65		Armstrong World Industries, Inc. (a)	2,238
167		Masco Corp.	2,154

			4,392

		Commercial Services & Supplies — 0.8%
46		Brink’s Co. (The)	1,248
54		Pitney Bowes, Inc.	1,331
115		R.R. Donnelley & Sons Co.	2,446

			5,025

		Construction & Engineering — 2.1%
109		EMCOR Group, Inc. (a)	2,748
11		Fluor Corp.	554
34		Jacobs Engineering Group, Inc. (a)	1,573
103		KBR, Inc.	2,400
71		Shaw Group, Inc. (The) (a)	2,271
113		Tutor Perini Corp. (a)	2,411
43		URS Corp. (a)	1,886

			13,843

		Electrical Equipment — 1.3%
12		Cooper Industries plc, Class A	451
101		EnerSys (a)	2,245
49		General Cable Corp. (a)	1,923
45		Hubbell, Inc., Class B	1,890
71		Thomas & Betts Corp. (a)	2,140

			8,649

		Industrial Conglomerates — 0.6%
56		Carlisle Cos., Inc.	1,886
61		Tyco International Ltd., (Bermuda)	2,111

			3,997

		Machinery — 2.1%
61		Bucyrus International, Inc.	2,174
53		Ingersoll-Rand plc, (Ireland)	1,619
36		Joy Global, Inc.	1,755
47		Navistar International Corp. (a)	1,761
68		Oshkosh Corp.	2,103
39		SPX Corp.	2,373
95		Trinity Industries, Inc.	1,627

			13,412

		Marine — 0.2%
35		Kirby Corp. (a)	1,302

		Professional Services — 0.4%
33		Manpower, Inc.	1,885
17		Watson Wyatt Worldwide, Inc., Class A	741

			2,626

		Road & Rail — 0.7%
47		Con-way, Inc.	1,795
37		CSX Corp.	1,528
122		Hertz Global Holdings, Inc. (a)	1,324

			4,647

		Trading Companies & Distributors — 0.4%
91		WESCO International, Inc. (a)	2,612

		Total Industrials	88,493

		Information Technology — 17.0%
		Communications Equipment — 2.3%
408		3Com Corp. (a)	2,132
286		ADC Telecommunications, Inc. (a)	2,389
189		Arris Group, Inc. (a)	2,454
73		CommScope, Inc. (a)	2,183
63		Harris Corp.	2,375
55		Plantronics, Inc.	1,474
14		Starent Networks Corp. (a)	360
21		Tekelec (a)	343
243		Tellabs, Inc. (a)	1,682

			15,392

		Computers & Peripherals — 2.5%
72		Diebold, Inc.	2,365
16		International Business Machines Corp.	1,871
192		NCR Corp. (a)	2,654
55		NetApp, Inc. (a)	1,461
87		SanDisk Corp. (a)	1,885
103		Seagate Technology, (Cayman Islands)	1,564
64		STEC, Inc. (a)	1,884
11		Synaptics, Inc. (a)	278
59		Western Digital Corp. (a)	2,163

			16,125

		Electronic Equipment, Instruments & Components — 2.0%
81		Avnet, Inc. (a)	2,096
111		Benchmark Electronics, Inc. (a)	1,995
285		Celestica, Inc., (Canada) (a)	2,706
338		Flextronics International Ltd., (Singapore) (a)	2,523
129		Ingram Micro, Inc., Class A (a)	2,177
45		Tech Data Corp. (a)	1,865

			13,362

		Internet Software & Services — 1.1%
195		EarthLink, Inc.	1,639
98		IAC/InterActiveCorp. (a)	1,969
135		ValueClick, Inc. (a)	1,775
65		VeriSign, Inc. (a)	1,550

			6,933

		IT Services — 3.3%
73		Accenture PLC, Class A	2,720
111		Broadridge Financial Solutions, Inc.	2,237
27		CACI International, Inc., Class A (a)	1,297
47		Computer Sciences Corp. (a)	2,492
138		Convergys Corp. (a)	1,371
39		DST Systems, Inc. (a)	1,740
13		Euronet Worldwide, Inc. (a)	311
44		Fidelity National Information Services, Inc.	1,131
8		Global Payments, Inc.	367
43		Hewitt Associates, Inc., Class A (a)	1,569
37		Lender Processing Services, Inc.	1,396
59		NeuStar, Inc., Class A (a)	1,334
93		SAIC, Inc. (a)	1,636
58		Wright Express Corp. (a)	1,708

			21,309

		Office Electronics — 0.3%
226		Xerox Corp.	1,752

		Semiconductors & Semiconductor Equipment — 3.1%
191		Advanced Micro Devices, Inc. (a)	1,079
344		Amkor Technology, Inc. (a)	2,365
50		Atheros Communications, Inc. (a)	1,329
14		Broadcom Corp., Class A (a)	434
211		Cypress Semiconductor Corp. (a)	2,185
151		Fairchild Semiconductor International, Inc. (a)	1,548
330		Integrated Device Technology, Inc. (a)	2,233
35		Intersil Corp., Class A	531
93		Marvell Technology Group Ltd., (Bermuda) (a)	1,510
15		ON Semiconductor Corp. (a)	126
375		RF Micro Devices, Inc. (a)	2,037
35		Silicon Laboratories, Inc. (a)	1,606
58		STMicroelectronics N.V., (Switzerland), Class Y	547
94		Tessera Technologies, Inc. (a)	2,623

			20,153

		Software — 2.4%
97		CA, Inc.	2,123
76		Cadence Design Systems, Inc. (a)	555
75		Fair Isaac Corp.	1,603
445		Novell, Inc. (a)	2,005
122		Quest Software, Inc. (a)	2,057
58		Rovi Corp. (a)	1,940
96		Synopsys, Inc. (a)	2,149
174		TIBCO Software, Inc. (a)	1,648
97		Websense, Inc. (a)	1,631

			15,711

		Total Information Technology	110,737

		Materials — 5.9%
		Chemicals — 2.3%
46		Ashland, Inc.	2,002
75		Cabot Corp.	1,743
68		Dow Chemical Co. (The)	1,775
23		Eastman Chemical Co.	1,242
71		H.B. Fuller Co.	1,484
53		Huntsman Corp.	485
32		Lubrizol Corp.	2,318
20		NewMarket Corp.	1,822
76		OM Group, Inc. (a)	2,308

			15,179

		Containers & Packaging — 1.3%
41		Owens-Illinois, Inc. (a)	1,529
76		Pactiv Corp. (a)	1,976
43		Rock-Tenn Co., Class A	2,007
23		Silgan Holdings, Inc.	1,209
109		Temple-Inland, Inc.	1,787

			8,508

		Metals & Mining — 2.1%
112		AK Steel Holding Corp.	2,220
59		Allegheny Technologies, Inc.	2,068
110		Commercial Metals Co.	1,973
23		Freeport-McMoRan Copper & Gold, Inc.	1,564
59		Reliance Steel & Aluminum Co.	2,506
33		Schnitzer Steel Industries, Inc., Class A	1,751
117		Worthington Industries, Inc.	1,621

			13,703

		Paper & Forest Products — 0.2%
40		International Paper Co.	893

		Total Materials	38,283

		Telecommunication Services — 1.1%
		Diversified Telecommunication Services — 0.3%
527		Qwest Communications International, Inc.	2,006

		Wireless Telecommunication Services — 0.8%
47		Crown Castle International Corp. (a)	1,458
90		Leap Wireless International, Inc. (a)	1,762
505		Sprint Nextel Corp. (a)	1,994

			5,214

		Total Telecommunication Services	7,220

		Utilities — 6.2%
		Electric Utilities — 1.7%
60		Edison International	2,014
40		FirstEnergy Corp.	1,847
152		Pepco Holdings, Inc.	2,255
62		Pinnacle West Capital Corp.	2,035
102		PNM Resources, Inc.	1,195
49		PPL Corp.	1,491

			10,837

		Gas Utilities — 0.9%
51		AGL Resources, Inc.	1,791
63		Atmos Energy Corp.	1,769
88		UGI Corp.	2,199

			5,759

		Independent Power Producers & Energy Traders — 1.3%
140		AES Corp. (The) (a)	2,080
85		Constellation Energy Group, Inc.	2,742
242		Dynegy, Inc., Class A (a)	618
152		Mirant Corp. (a)	2,499
21		NRG Energy, Inc. (a)	588

			8,527

		Multi-Utilities — 2.1%
84		Ameren Corp.	2,112
63		Avista Corp.	1,267
54		Black Hills Corp.	1,354
198		CenterPoint Energy, Inc.	2,467
159		CMS Energy Corp.	2,132
56		DTE Energy Co.	1,984
85		MDU Resources Group, Inc.	1,765
19		NiSource, Inc.	265
23		Public Service Enterprise Group, Inc.	729

			14,075

		Water Utilities — 0.2%
65		American Water Works Co., Inc.	1,297

		Total Utilities	40,495

		Total Common Stocks (Cost $495,889)	612,437

		Short-Term Investment — 2.5%
		Investment Company — 2.5%
16,268		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (Cost $16,268)	16,268

		Total Investments — 96.6% (Cost $512,157)	628,705

		Other Assets in Excess of Liabilities — 3.4%	22,130

		NET ASSETS — 100.0%	$650,835

		Short Positions — 94.5%
		Common Stocks — 94.5%
		Consumer Discretionary — 12.9%
		Auto Components — 0.7%
64		BorgWarner, Inc.	1,943
176		Gentex Corp.	2,491

			4,434

		Automobiles — 0.4%
119		Harley-Davidson, Inc.	2,729

		Distributors — 0.3%
94		LKQ Corp. (a)	1,745

		Diversified Consumer Services — 1.2%
52		Brink’s Home Security Holdings, Inc. (a)	1,594
39		DeVry, Inc.	2,173
135		Sotheby’s	2,325
8		Strayer Education, Inc.	1,633

			7,725

		Hotels, Restaurants & Leisure — 2.4%
53		Burger King Holdings, Inc.	934
20		International Game Technology	425
11		International Speedway Corp., Class A	307
119		Las Vegas Sands Corp. (a)	2,012
31		Royal Caribbean Cruises Ltd. (a)	738
59		Scientific Games Corp., Class A (a)	938
106		Sonic Corp. (a)	1,167
68		Starwood Hotels & Resorts Worldwide, Inc.	2,245
436		Wendy’s/Arby’s Group, Inc., Class A	2,064
33		Wynn Resorts Ltd. (a)	2,336
65		Yum! Brands, Inc.	2,181

			15,347

		Household Durables — 0.9%
89		Harman International Industries, Inc.	3,009
85		Lennar Corp., Class A	1,205
92		Toll Brothers, Inc. (a)	1,789

			6,003

		Internet & Catalog Retail — 0.4%
212		Liberty Media Corp. - Interactive, Class A (a)	2,324

		Media — 2.0%
84		Discovery Communications, Inc., Class A (a)	2,419
65		DreamWorks Animation SKG, Inc., Class A (a)	2,302
38		Interactive Data Corp.	1,003
91		Lamar Advertising Co., Class A (a)	2,498
34		Morningstar, Inc. (a)	1,666
2,232		Sirius XM Radio, Inc. (a)	1,417
69		Walt Disney Co. (The)	1,894

			13,199

		Multiline Retail — 0.4%
44		99 Cents Only Stores (a)	590
74		Nordstrom, Inc.	2,263

			2,853

		Specialty Retail — 3.2%
72		Abercrombie & Fitch Co., Class A	2,370
114		American Eagle Outfitters, Inc.	1,917
58		CarMax, Inc. (a)	1,208
96		Chico’s FAS, Inc. (a)	1,250
47		Children’s Place Retail Stores, Inc. (The) (a)	1,417
61		GameStop Corp., Class A (a)	1,614
39		Home Depot, Inc.	1,038
16		J Crew Group, Inc. (a)	578
86		Lowe’s Cos., Inc.	1,809
51		O’Reilly Automotive, Inc. (a)	1,840
68		Tiffany & Co.	2,627
76		Urban Outfitters, Inc. (a)	2,300
35		Williams-Sonoma, Inc.	704

			20,672

		Textiles, Apparel & Luxury Goods — 1.0%
30		Columbia Sportswear Co.	1,251
29		Nike, Inc., Class B	1,897
12		Under Armour, Inc., Class A (a)	333
22		V.F. Corp.	1,600
72		Wolverine World Wide, Inc.	1,777

			6,858

		Total Consumer Discretionary	83,889

		Consumer Staples — 5.2%
		Beverages — 1.2%
11		Brown-Forman Corp., Class B	510
62		Central European Distribution Corp. (a)	2,032
44		Coca-Cola Co. (The)	2,342
56		Molson Coors Brewing Co., Class B	2,702

			7,586

		Food & Staples Retailing — 0.9%
37		Costco Wholesale Corp.	2,106
13		CVS/Caremark Corp.	447
62		Ruddick Corp.	1,639
39		Walgreen Co.	1,452

			5,644

		Food Products — 2.2%
23		Campbell Soup Co.	738
99		ConAgra Foods, Inc.	2,144
76		Corn Products International, Inc.	2,181
91		Flowers Foods, Inc.	2,386
5		Green Mountain Coffee Roasters, Inc. (a)	396
31		JM Smucker Co. (The)	1,641
61		McCormick & Co., Inc.	2,067
37		Ralcorp Holdings, Inc. (a)	2,184
61		Smithfield Foods, Inc. (a)	841

			14,578

		Household Products — 0.4%
36		Church & Dwight Co., Inc.	2,056
11		Colgate-Palmolive Co.	856

			2,912

		Personal Products — 0.5%
66		Avon Products, Inc.	2,256
11		Chattem, Inc. (a)	730

			2,986

		Total Consumer Staples	33,706

		Energy — 6.9%
		Energy Equipment & Services — 2.1%
61		Dril-Quip, Inc. (a)	3,031
36		Helmerich & Payne, Inc.	1,427
41		Schlumberger Ltd.	2,465
74		Smith International, Inc.	2,121
76		Superior Energy Services, Inc. (a)	1,715
126		Weatherford International Ltd., (Switzerland) (a)	2,619

			13,378

		Oil, Gas & Consumable Fuels — 4.8%
77		Arch Coal, Inc.	1,694
14		Bill Barrett Corp. (a)	467
53		Cimarex Energy Co.	2,290
14		CNX Gas Corp. (a)	441
63		Concho Resources, Inc. (a)	2,280
56		Continental Resources, Inc. (a)	2,200
150		EXCO Resources, Inc. (a)	2,812
18		Goodrich Petroleum Corp. (a)	474
79		Holly Corp.	2,030
25		Nordic American Tanker Shipping, (Bermuda)	752
61		Penn Virginia Corp.	1,397
106		PetroHawk Energy Corp. (a)	2,577
33		Quicksilver Resources, Inc. (a)	465
8		Range Resources Corp.	407
172		SandRidge Energy, Inc. (a)	2,233
143		Spectra Energy Corp.	2,702
19		Sunoco, Inc.	538
77		Teekay Corp., (Bahamas)	1,673
89		W&T Offshore, Inc.	1,038
50		Whiting Petroleum Corp. (a)	2,856

			31,326

		Total Energy	44,704

		Financials — 12.0%
		Capital Markets — 3.3%
24		Affiliated Managers Group, Inc. (a)	1,572
28		Ameriprise Financial, Inc.	1,020
19		Federated Investors, Inc., Class B	498
28		Greenhill & Co., Inc.	2,475
69		Invesco Ltd.	1,578
176		Janus Capital Group, Inc.	2,501
55		KBW, Inc. (a)	1,783
78		Legg Mason, Inc.	2,407
44		Morgan Stanley	1,370
79		SEI Investments Co.	1,563
39		Stifel Financial Corp. (a)	2,166
18		T. Rowe Price Group, Inc.	839
63		Waddell & Reed Financial, Inc., Class A	1,806

			21,578

		Commercial Banks — 3.3%
55		BB&T Corp.	1,485
429		CapitalSource, Inc.	1,863
160		First Horizon National Corp. (a)	2,116
54		Glacier Bancorp, Inc.	810
363		Huntington Bancshares, Inc.	1,710
342		KeyCorp	2,224
37		PNC Financial Services Group, Inc.	1,777
36		PrivateBancorp, Inc.	870
52		Signature Bank (a)	1,515
55		SunTrust Banks, Inc.	1,250
570		Synovus Financial Corp.	2,137
173		Whitney Holding Corp.	1,647
3		Wilmington Trust Corp.	39
94		Zions Bancorp	1,688

			21,131

		Consumer Finance — 0.5%
27		American Express Co.	907
59		Capital One Financial Corp.	2,122

			3,029

		Diversified Financial Services — 1.2%
80		Bank of America Corp.	1,348
8		CME Group, Inc.	2,364
22		IntercontinentalExchange, Inc. (a)	2,172
83		Moody’s Corp.	1,704

			7,588

		Insurance — 2.5%
6		Allstate Corp. (The)	185
43		AON Corp.	1,735
84		Cincinnati Financial Corp.	2,171
52		Fidelity National Financial, Inc., Class A	785
161		Genworth Financial, Inc., Class A	1,922
11		Hanover Insurance Group, Inc. (The)	445
5		Loews Corp.	175
6		Markel Corp. (a)	2,140
86		Marsh & McLennan Cos., Inc.	2,120
186		Old Republic International Corp.	2,270
23		Reinsurance Group of America, Inc.	1,007
51		Zenith National Insurance Corp.	1,575

			16,530

		Real Estate Investment Trusts (REITs) — 0.6%
73		Duke Realty Corp.	872
23		Home Properties, Inc.	1,007
34		Kimco Realty Corp.	446
81		ProLogis	967
24		Regency Centers Corp.	881

			4,173

		Real Estate Management & Development — 0.1%
69		Brookfield Properties Corp., (Canada)	780

		Thrifts & Mortgage Finance — 0.5%
150		First Niagara Financial Group, Inc.	1,846
95		People’s United Financial, Inc.	1,482

			3,328

		Total Financials	78,137

		Health Care — 9.8%
		Biotechnology — 1.8%
35		Acorda Therapeutics, Inc. (a)	820
42		AMAG Pharmaceuticals, Inc. (a)	1,838
39		Genzyme Corp. (a)	2,217
33		Myriad Genetics, Inc. (a)	901
31		OSI Pharmaceuticals, Inc. (a)	1,089
142		Savient Pharmaceuticals, Inc. (a)	2,163
62		United Therapeutics Corp. (a)	3,036

			12,064

		Health Care Equipment & Supplies — 3.3%
15		Alcon, Inc., (Switzerland)	2,028
45		Cooper Cos., Inc. (The)	1,341
4		Covidien plc, (Ireland)	183
74		DENTSPLY International, Inc.	2,558
31		Edwards Lifesciences Corp. (a)	2,178
7		Haemonetics Corp. (a)	384
12		IDEXX Laboratories, Inc. (a)	594
80		Immucor, Inc. (a)	1,421
8		Intuitive Surgical, Inc. (a)	2,164
58		Masimo Corp. (a)	1,530
74		Meridian Bioscience, Inc.	1,859
9		Stryker Corp.	386
11		Varian Medical Systems, Inc. (a)	466
48		West Pharmaceutical Services, Inc.	1,960
41		Zimmer Holdings, Inc. (a)	2,211

			21,263

		Health Care Providers & Services — 1.5%
102		Brookdale Senior Living, Inc.	1,851
7		Cardinal Health, Inc.	176
32		Henry Schein, Inc. (a)	1,777
33		Owens & Minor, Inc.	1,481
83		Patterson Cos., Inc. (a)	2,253
16		Psychiatric Solutions, Inc. (a)	424
56		VCA Antech, Inc. (a)	1,499

			9,461

		Health Care Technology — 1.5%
103		Allscripts-Misys Healthcare Solutions, Inc.	2,094
55		athenahealth, Inc. (a)	2,099
30		Cerner Corp. (a)	2,229
135		Eclipsys Corp. (a)	2,607
12		Quality Systems, Inc.	726

			9,755

		Life Sciences Tools & Services — 1.4%
42		Covance, Inc. (a)	2,251
25		Dionex Corp. (a)	1,623
10		Mettler-Toledo International, Inc., (Switzerland) (a)	912
100		Parexel International Corp. (a)	1,353
60		Pharmaceutical Product Development, Inc.	1,317
27		Techne Corp.	1,720

			9,176

		Pharmaceuticals — 0.3%
66		Auxilium Pharmaceuticals, Inc. (a)	2,254

		Total Health Care	63,973

		Industrials — 16.5%
		Aerospace & Defense — 1.3%
30		Boeing Co.	1,607
46		Curtiss-Wright Corp.	1,570
70		Hexcel Corp. (a)	797
23		Precision Castparts Corp.	2,337
133		Spirit Aerosystems Holdings, Inc., Class A (a)	2,406

			8,717

		Airlines — 1.0%
175		Continental Airlines, Inc., Class B (a)	2,881
70		Delta Air Lines, Inc. (a)	628
73		JetBlue Airways Corp. (a)	434
248		Southwest Airlines Co.	2,379

			6,322

		Building Products — 0.6%
62		Simpson Manufacturing Co., Inc.	1,564
126		USG Corp. (a)	2,158

			3,722

		Commercial Services & Supplies — 2.9%
33		Clean Harbors, Inc. (a)	1,883
56		Copart, Inc. (a)	1,869
118		Corrections Corp. of America (a)	2,671
120		Covanta Holding Corp. (a)	2,047
21		EnergySolutions, Inc.	195
55		GEO Group, Inc. (The) (a)	1,106
54		Iron Mountain, Inc. (a)	1,441
103		Republic Services, Inc.	2,749
31		Stericycle, Inc. (a)	1,517
37		United Stationers, Inc. (a)	1,752
65		Waste Connections, Inc. (a)	1,876

			19,106

		Construction & Engineering — 0.3%
94		Quanta Services, Inc. (a)	2,070

		Electrical Equipment — 1.8%
56		American Superconductor Corp. (a)	1,869
65		AMETEK, Inc.	2,256
75		Baldor Electric Co.	2,041
3		First Solar, Inc. (a)	534
30		GrafTech International Ltd. (a)	448
24		Rockwell Automation, Inc.	1,020
13		Roper Industries, Inc.	670
105		Woodward Governor Co.	2,552

			11,390

		Industrial Conglomerates — 0.7%
113		McDermott International, Inc. (a)	2,847
106		Textron, Inc.	2,003

			4,850

		Machinery — 5.2%
54		AGCO Corp. (a)	1,489
52		Caterpillar, Inc.	2,650
56		CLARCOR, Inc.	1,758
49		Cummins, Inc.	2,218
39		Deere & Co.	1,675
49		Donaldson Co., Inc.	1,696
43		ESCO Technologies, Inc. (a)	1,679
102		Graco, Inc.	2,830
76		Kaydon Corp.	2,480
93		Kennametal, Inc.	2,297
30		Middleby Corp. (a)	1,646
50		Nordson Corp.	2,810
75		PACCAR, Inc.	2,822
34		Parker Hannifin Corp.	1,787
16		Pentair, Inc.	474
62		Terex Corp. (a)	1,292
51		Wabtec Corp.	1,900

			33,503

		Professional Services — 1.0%
12		FTI Consulting, Inc. (a)	511
40		IHS, Inc., Class A (a)	2,053
117		Navigant Consulting, Inc. (a)	1,586
37		Resources Connection, Inc. (a)	636
63		Robert Half International, Inc.	1,583

			6,369

		Road & Rail — 1.1%
40		Genesee & Wyoming, Inc., Class A (a)	1,205
58		J.B. Hunt Transport Services, Inc.	1,861
91		Kansas City Southern (a)	2,418
50		Old Dominion Freight Line, Inc. (a)	1,511
4		Ryder System, Inc.	160

			7,155

		Trading Companies & Distributors — 0.6%
10		Applied Industrial Technologies, Inc.	217
61		Fastenal Co.	2,347
28		Watsco, Inc.	1,492

			4,056

		Total Industrials	107,260

		Information Technology — 14.9%
		Communications Equipment — 2.3%
64		Adtran, Inc.	1,571
305		Brocade Communications Systems, Inc. (a)	2,396
171		Ciena Corp. (a)	2,787
41		Comtech Telecommunications Corp. (a)	1,357
97		Juniper Networks, Inc. (a)	2,608
38		Palm, Inc. (a)	655
20		Research In Motion Ltd., (Canada) (a)	1,360
89		Riverbed Technology, Inc. (a)	1,961

			14,695

		Electronic Equipment, Instruments & Components — 2.3%
101		Agilent Technologies, Inc. (a)	2,802
50		Amphenol Corp., Class A	1,883
32		Anixter International, Inc. (a)	1,303
40		Corning, Inc.	606
33		Itron, Inc. (a)	2,117
116		Molex, Inc.	2,427
66		National Instruments Corp.	1,826
88		Trimble Navigation Ltd. (a)	2,114

			15,078

		Internet Software & Services — 1.7%
84		Akamai Technologies, Inc. (a)	1,657
116		eBay, Inc. (a)	2,736
4		Google, Inc., Class A (a)	2,041
54		j2 Global Communications, Inc. (a)	1,251
100		Rackspace Hosting, Inc. (a)	1,705
107		Yahoo!, Inc. (a)	1,914

			11,304

		IT Services — 1.0%
13		Automatic Data Processing, Inc.	529
126		Cybersource Corp. (a)	2,097
94		Gartner, Inc. (a)	1,721
2		MasterCard, Inc., Class A	324
58		Paychex, Inc.	1,686
6		SRA International, Inc., Class A (a)	126

			6,483

		Office Electronics — 0.2%
42		Zebra Technologies Corp., Class A (a)	1,094

		Semiconductors & Semiconductor Equipment — 4.1%
94		Altera Corp.	1,936
199		Applied Materials, Inc.	2,668
58		Cymer, Inc. (a)	2,253
89		FormFactor, Inc. (a)	2,123
12		Hittite Microwave Corp. (a)	429
107		Intel Corp.	2,094
43		KLA-Tencor Corp.	1,554
77		Lam Research Corp. (a)	2,621
98		Maxim Integrated Products, Inc.	1,783
73		MEMC Electronic Materials, Inc. (a)	1,209
365		Micron Technology, Inc. (a)	2,993
34		PMC-Sierra, Inc. (a)	329
288		Teradyne, Inc. (a)	2,665
61		Varian Semiconductor Equipment Associates, Inc. (a)	2,004

			26,661

		Software — 3.3%
15		Activision Blizzard, Inc. (a)	185
51		Adobe Systems, Inc. (a)	1,679
71		ANSYS, Inc. (a)	2,660
19		Blackboard, Inc. (a)	710
63		Citrix Systems, Inc. (a)	2,466
35		Concur Technologies, Inc. (a)	1,384
91		Informatica Corp. (a)	2,059
65		Microsoft Corp.	1,689
67		Red Hat, Inc. (a)	1,845
72		Solera Holdings, Inc.	2,255
156		Take-Two Interactive Software, Inc. (a)	1,752
74		VMware, Inc., Class A (a)	2,979

			21,663

		Total Information Technology	96,978

		Materials — 7.7%
		Chemicals — 3.5%
17		Air Products & Chemicals, Inc.	1,348
68		Albemarle Corp.	2,359
107		Calgon Carbon Corp. (a)	1,585
45		Cytec Industries, Inc.	1,449
37		E.l. du Pont de Nemours & Co.	1,177
30		FMC Corp.	1,685
54		International Flavors & Fragrances, Inc.	2,047
71		Intrepid Potash, Inc. (a)	1,684
23		Monsanto Co.	1,768
34		Mosaic Co. (The)	1,632
98		Nalco Holding Co.	2,015
23		Praxair, Inc.	1,903
72		Sensient Technologies Corp.	1,986

			22,638

		Construction Materials — 1.1%
73		Eagle Materials, Inc.	2,095
23		Martin Marietta Materials, Inc.	2,150
24		Texas Industries, Inc.	1,019
42		Vulcan Materials Co.	2,249

			7,513

		Containers & Packaging — 1.0%
48		Aptargroup, Inc.	1,804
51		Greif, Inc., Class A	2,784
87		Packaging Corp. of America	1,765

			6,353

		Metals & Mining — 1.7%
160		Alcoa, Inc.	2,098
51		Cliffs Natural Resources, Inc.	1,665
130		Coeur d’Alene Mines Corp. (a)	2,664
4		Compass Minerals International, Inc.	237
28		Royal Gold, Inc.	1,261
32		Southern Copper Corp.	997
35		Steel Dynamics, Inc.	532
44		Titanium Metals Corp.	421
36		United States Steel Corp.	1,591

			11,466

		Paper & Forest Products — 0.4%
67		Weyerhaeuser Co.	2,456

		Total Materials	50,426

		Telecommunication Services — 1.6%
		Diversified Telecommunication Services — 0.6%
107		Frontier Communications Corp.	803
1,115		Level 3 Communications, Inc. (a)	1,550
49		Verizon Communications, Inc.	1,477
38		Windstream Corp.	384

			4,214

		Wireless Telecommunication Services — 1.0%
77		American Tower Corp., Class A (a)	2,811
76		SBA Communications Corp., Class A (a)	2,050
95		Syniverse Holdings, Inc. (a)	1,665

			6,526

		Total Telecommunication Services	10,740

		Utilities — 7.0%
		Electric Utilities — 3.3%
56		Allegheny Energy, Inc.	1,493
26		Allete, Inc.	879
107		Cleco Corp.	2,686
93		DPL, Inc.	2,419
64		Duke Energy Corp.	1,003
26		Entergy Corp.	2,066
112		Great Plains Energy, Inc.	2,010
82		Hawaiian Electric Industries, Inc.	1,491
39		ITC Holdings Corp.	1,767
112		Northeast Utilities	2,658
23		Portland General Electric Co.	463
65		Southern Co.	2,054
23		Westar Energy, Inc.	440

			21,429

		Gas Utilities — 1.7%
75		EQT Corp.	3,195
52		Nicor, Inc.	1,894
51		Northwest Natural Gas Co.	2,113
84		Piedmont Natural Gas Co., Inc.	2,019
38		South Jersey Industries, Inc.	1,338
16		WGL Holdings, Inc.	519

			11,078

		Independent Power Producers & Energy Traders — 0.4%
37		Calpine Corp. (a)	431
10		Ormat Technologies, Inc.	404
267		RRI Energy, Inc. (a)	1,906

			2,741

		Multi-Utilities — 1.6%
50		Consolidated Edison, Inc.	2,050
73		OGE Energy Corp.	2,399
45		SCANA Corp.	1,562
125		TECO Energy, Inc.	1,761
19		Vectren Corp.	435
42		Wisconsin Energy Corp.	1,912

			10,119

		Total Utilities	45,367

		Total Common Stocks (Cost $608,764)	615,180

		Right — 0.0% (g)
		Health Care — 0.0% (g)
1		Fresenius Kabi Pharmaceuticals Holding, Inc., (Germany), expiring 06/30/11 (a) (Cost $—)	1

		Total Short Positions (Proceeds $608,764)	615,181

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(j)	All or a portion of these securities are segregated for short sales.

(l)	The rate shown is the current yield as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,449
Aggregate gross unrealized depreciation	(7,901)

Net unrealized appreciation/depreciation	$116,548

Federal income tax cost of investments.	$512,157

Multi-Cap Market Neutral Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$628,705	$—	—	$628,705
Liabilities in Securities Sold Short †	$(615,181)	$—	—	$(615,181)

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

†	Liabilities in securities sold short may include written options.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.5%
	Consumer Discretionary — 14.3%
	Diversified Consumer Services — 3.0%
60	American Public Education, Inc. (a) (m)	2,077
46	Coinstar, Inc. (a)	1,514
81	K12, Inc. (a) (c)	1,337
291	Lincoln Educational Services Corp. (a) (c)	6,651

		11,579

	Hotels, Restaurants & Leisure — 3.3%
–	Boyd Gaming Corp. (a) (c)	–
93	Cheesecake Factory, Inc. (The) (a) (c)	1,715
96	DineEquity, Inc.	2,371
248	Life Time Fitness, Inc. (a) (c)	6,959
55	PF Chang’s China Bistro, Inc. (a)	1,879

		12,924

	Media — 1.4%
52	Morningstar, Inc. (a)	2,540
166	National CineMedia, Inc.	2,810

		5,350

	Specialty Retail — 4.6%
122	hhgregg, Inc. (a)	2,068
178	J Crew Group, Inc. (a) (c)	6,369
214	OfficeMax, Inc. (a)	2,696
396	Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,541

		17,674

	Textiles, Apparel & Luxury Goods — 2.0%
82	G-III Apparel Group Ltd. (a)	1,161
235	Iconix Brand Group, Inc. (a)	2,934
152	Lululemon Athletica, Inc., (Canada) (a)	3,460

		7,555

	Total Consumer Discretionary	55,082

	Consumer Staples — 1.8%
	Household Products — 0.8%
262	Central Garden and Pet Co. (a)	3,080

	Personal Products — 1.0%
96	NBTY, Inc. (a)	3,784

	Total Consumer Staples	6,864

	Energy — 4.5%
	Energy Equipment & Services — 0.6%
37	Oceaneering International, Inc. (a)	2,122

	Oil, Gas & Consumable Fuels — 3.9%
104	Comstock Resources, Inc. (a)	4,152
107	Concho Resources, Inc. (a)	3,879
197	Forest Oil Corp. (a)	3,859
141	Swift Energy Co. (a)	3,330

		15,220

	Total Energy	17,342

	Financials — 6.4%
	Capital Markets — 2.7%
39	Affiliated Managers Group, Inc. (a) (m)	2,523
482	Broadpoint Gleacher Securities, Inc. (a)	4,022
157	Calamos Asset Management, Inc., Class A	2,053
245	PennantPark Investment Corp.	1,985

		10,583

	Diversified Financial Services — 1.0%
132	MSCI, Inc., Class A (a)	3,916

	Insurance — 2.3%
101	HCC Insurance Holdings, Inc.	2,750
60	ProAssurance Corp. (a)	3,113
116	Tower Group, Inc.	2,840

		8,703

	Thrifts & Mortgage Finance — 0.4%
61	WSFS Financial Corp.	1,620

	Total Financials	24,822

	Health Care — 27.2%
	Biotechnology — 5.4%
37	Acorda Therapeutics, Inc. (a) (m)	861
40	Alexion Pharmaceuticals, Inc. (a) (m)	1,791
600	Ariad Pharmaceuticals, Inc. (a) (m)	1,333
157	BioMarin Pharmaceutical, Inc. (a) (c)	2,840
484	Halozyme Therapeutics, Inc. (a)	3,440
118	Human Genome Sciences, Inc. (a)	2,226
255	Incyte Corp. Ltd. (a) (c)	1,718
84	Medivation, Inc. (a)	2,280
243	Myriad Pharmaceuticals, Inc. (a)	1,423
44	Onyx Pharmaceuticals, Inc. (a)	1,313
101	Theravance, Inc. (a) (c)	1,473

		20,698

	Health Care Equipment & Supplies — 3.4%
322	Insulet Corp. (a) (c)	3,613
140	Masimo Corp. (a)	3,666
69	Meridian Bioscience, Inc.	1,721
133	Thoratec Corp. (a)	4,021

		13,021

	Health Care Providers & Services — 6.7%
183	Clarient, Inc. (a)	769
293	Emeritus Corp. (a)	6,429
153	Genoptix, Inc. (a)	5,323
87	Gentiva Health Services, Inc. (a)	2,170
198	Health Net, Inc. (a)	3,055
220	Healthspring, Inc. (a)	2,700
207	Psychiatric Solutions, Inc. (a)	5,549

		25,995

	Health Care Technology — 4.1%
45	athenahealth, Inc. (a)	1,708
276	MedAssets, Inc. (a) (c)	6,230
396	Omnicell, Inc. (a)	4,416
274	Vital Images, Inc. (a)	3,426

		15,780

	Life Sciences Tools & Services — 4.6%
482	Bruker Corp. (a)	5,138
645	Enzo Biochem, Inc. (a)	4,570
400	Exelixis, Inc. (a) (c)	2,549
224	Icon plc, (Ireland), ADR (a)	5,494

		17,751

	Pharmaceuticals — 3.0%
216	Cumberland Pharmaceuticals, Inc. (a)	3,498
397	Nektar Therapeutics (a)	3,864
315	Sucampo Pharmaceuticals, Inc., Class A (a)	1,837
253	ViroPharma, Inc. (a)	2,435

		11,634

	Total Health Care	104,879

	Industrials — 14.7%
	Aerospace & Defense — 2.0%
125	DigitalGlobe, Inc. (a)	2,803
111	HEICO Corp.	4,829

		7,632

	Building Products — 2.3%
117	Lennox International, Inc.	4,233
74	Simpson Manufacturing Co., Inc.	1,880
151	Trex Co., Inc. (a)	2,750

		8,863

	Commercial Services & Supplies — 1.7%
191	GEO Group, Inc. (The) (a)	3,853
94	Waste Connections, Inc. (a)	2,713

		6,566

	Electrical Equipment — 1.8%
96	Baldor Electric Co.	2,611
128	EnerSys (a)	2,826
34	Powell Industries, Inc. (a)	1,309

		6,746

	Industrial Conglomerates — 1.2%
139	Carlisle Cos., Inc.	4,710

	Machinery — 2.2%
136	Graco, Inc.	3,796
124	Wabtec Corp.	4,653

		8,449

	Professional Services — 0.6%
52	FTI Consulting, Inc. (a)	2,216

	Road & Rail — 2.3%
112	Landstar System, Inc.	4,253
105	Marten Transport Ltd. (a)	1,786
97	Old Dominion Freight Line, Inc. (a)	2,963

		9,002

	Trading Companies & Distributors — 0.6%
153	Beacon Roofing Supply, Inc. (a)	2,450

	Total Industrials	56,634

	Information Technology — 25.4%
	Communications Equipment — 2.8%
60	F5 Networks, Inc. (a)	2,394
142	Riverbed Technology, Inc. (a)	3,107
206	ViaSat, Inc. (a)	5,487

		10,988

	Computers & Peripherals — 1.5%
218	Compellent Technologies, Inc. (a)	3,935
68	Synaptics, Inc. (a) (c)	1,705

		5,640

	Internet Software & Services — 4.2%
1,116	Art Technology Group, Inc. (a) (m)	4,308
149	DealerTrack Holdings, Inc. (a)	2,824
105	Digital River, Inc. (a)	4,224
370	Switch & Data Facilities Co., Inc. (a)	5,036

		16,392

	IT Services — 2.0%
101	NCI, Inc., Class A (a)	2,880
101	Syntel, Inc. (c)	4,821

		7,701

	Semiconductors & Semiconductor Equipment — 4.1%
127	Cavium Networks, Inc. (a)	2,725
96	Hittite Microwave Corp. (a)	3,514
197	Microsemi Corp. (a)	3,108
111	Varian Semiconductor Equipment Associates, Inc. (a)	3,635
228	Verigy Ltd., (Singapore) (a)	2,654

		15,636

	Software — 10.8%
80	ANSYS, Inc. (a) (m)	2,998
154	Blackboard, Inc. (a)	5,811
70	Concur Technologies, Inc. (a)	2,767
343	NetSuite, Inc. (a) (c)	5,241
536	Nuance Communications, Inc. (a) (c)	8,015
188	SolarWinds, Inc. (a)	4,150
172	Sourcefire, Inc. (a)	3,701
308	Take-Two Interactive Software, Inc. (a)	3,447
242	Taleo Corp., Class A (a)	5,469

		41,599

	Total Information Technology	97,956

	Materials — 2.5%
	Chemicals — 0.8%
220	Innospec, Inc., (United Kingdom)	3,246

	Construction Materials — 0.7%
96	Eagle Materials, Inc.	2,744

	Metals & Mining — 1.0%
204	Commercial Metals Co.	3,644

	Total Materials	9,634

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
167	Cbeyond, Inc. (a)	2,698
167	Neutral Tandem, Inc. (a)	3,809

	Total Telecommunication Services	6,507

	Total Common Stocks (Cost $322,783)	379,720

	Short-Term Investment — 1.9%
	Investment Company — 1.9%
7,335	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $7,335)	7,335

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 8.3%
	Certificate of Deposit — 0.9%
3,500	Calyon, New York, VAR, 0.396%, 03/15/10	3,471

	Corporate Notes — 5.6%
6,000	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	5,998
7,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	6,926
1,000	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	982
6,000	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	5,894
2,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	1,969

		21,769

SHARES

	Investment Company — 1.8%
7,004	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	7,004

	Total Investments of Cash Collateral for Securities on Loan (Cost $32,503)	32,244

	Total Investments — 108.7% (Cost $362,621)	419,299
	Liabilities in Excess of Other Assets — (8.7)%	(33,662)

	NET ASSETS — 100.0%	$385,637

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR —	American Depositary Receipt

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,966
Aggregate gross unrealized depreciation	(13,288)

Net unrealized appreciation/depreciation	$56,678

Federal income tax cost of investments	$362,621

Small Cap Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$394,059	$25,240	$—	$419,299

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of certificate of deposit and corporate notes that are held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.9%
	Consumer Discretionary — 13.8%
	Auto Components — 0.8%
168	ArvinMeritor, Inc.	1,311
16	Autoliv, Inc., (Sweden)	541
67	Modine Manufacturing Co.	623
28	Stoneridge, Inc. (a)	195
40	Superior Industries International, Inc.	561

		3,231

	Distributors — 0.0% (g)
22	Audiovox Corp., Class A (a)	150

	Diversified Consumer Services — 0.7%
25	Bridgepoint Education, Inc. (a)	380
61	Jackson Hewitt Tax Service, Inc.	309
70	Regis Corp.	1,082
196	Stewart Enterprises, Inc., Class A	1,024

		2,795

	Hotels, Restaurants & Leisure — 1.0%
30	Isle of Capri Casinos, Inc. (a)	352
134	O'Charley's, Inc. (a)	1,255
18	PF Chang's China Bistro, Inc. (a)	608
95	Ruby Tuesday, Inc. (a)	802
103	Ruth's Hospitality Group, Inc. (a)	433
51	Wyndham Worldwide Corp.	824

		4,274

	Household Durables — 3.9%
212	American Greetings Corp., Class A	4,732
53	Blyth, Inc.	2,061
84	Furniture Brands International, Inc. (a)	463
96	Helen of Troy Ltd., (Bermuda) (a)	1,858
35	Jarden Corp.	985
93	La-Z-Boy, Inc.	800
166	Leggett & Platt, Inc.	3,219
30	Tempur-Pedic International, Inc. (a)	574
32	Tupperware Brands Corp.	1,285

		15,977

	Leisure Equipment & Products — 0.8%
31	Brunswick Corp.	370
70	Hasbro, Inc.	1,929
58	JAKKS Pacific, Inc. (a)	823

		3,122

	Media — 1.3%
116	Belo Corp., Class A	626
8	Carmike Cinemas, Inc. (a)	79
126	Cumulus Media, Inc., Class A (a)	217
63	Entercom Communications Corp., Class A (a)	323
18	John Wiley & Sons, Inc., Class A	616
143	Journal Communications, Inc., Class A	527
72	RCN Corp. (a)	665
309	Sinclair Broadcast Group, Inc., Class A	1,106
58	Valassis Communications, Inc. (a)	1,037

		5,196

	Multiline Retail — 0.6%
9	Big Lots, Inc. (a)	225
102	Dillard's, Inc., Class A	1,442
55	Fred's, Inc., Class A	698

		2,365

	Specialty Retail — 3.8%
78	AnnTaylor Stores Corp. (a)	1,244
57	Barnes & Noble, Inc. (c)	1,267
189	Borders Group, Inc. (a)	589
77	Build-A-Bear Workshop, Inc., Class A (a)	375
76	Cache, Inc. (a)	376
34	Cato Corp. (The), Class A	684
339	Charming Shoppes, Inc. (a) (c)	1,666
31	Children's Place Retail Stores, Inc. (The) (a)	917
99	Finish Line, Inc. (The), Class A	1,008
120	Haverty Furniture Cos., Inc. (a)	1,413
127	MarineMax, Inc. (a)	994
138	Midas, Inc. (a)	1,299
219	Pacific Sunwear of California, Inc. (a)	1,127
33	Rent-A-Center, Inc. (a)	621
16	Signet Jewelers Ltd., (Bermuda) (a)	432
117	Sonic Automotive, Inc., Class A (c)	1,223
55	Talbots, Inc.	505

		15,740

	Textiles, Apparel & Luxury Goods — 0.9%
123	Jones Apparel Group, Inc.	2,209
38	Maidenform Brands, Inc. (a)	610
1	Perry Ellis International, Inc. (a)	21
39	Timberland Co. (The), Class A (a)	549
18	Wolverine World Wide, Inc.	442

		3,831

	Total Consumer Discretionary	56,681

	Consumer Staples — 1.7%
	Food & Staples Retailing — 0.5%
54	Nash Finch Co.	1,487
26	Pantry, Inc. (The) (a)	413

		1,900

	Food Products — 0.5%
86	B&G Foods, Inc., Class A	705
100	Del Monte Foods Co.	1,153

		1,858

	Household Products — 0.2%
93	Central Garden & Pet Co., Class A (a)	1,012

	Personal Products — 0.5%
31	Nu Skin Enterprises, Inc., Class A	578
203	Prestige Brands Holdings, Inc. (a)	1,428

		2,006

	Total Consumer Staples	6,776

	Energy — 4.7%
	Energy Equipment & Services — 2.7%
118	Cal Dive International, Inc. (a)	1,166
22	Complete Production Services, Inc. (a)	250
56	Helix Energy Solutions Group, Inc. (a)	836
777	Hercules Offshore, Inc. (a) (c)	3,816
548	Key Energy Services, Inc. (a) (c)	4,764
32	TGC Industries, Inc. (a)	156

		10,988

	Oil, Gas & Consumable Fuels — 2.0%
7	Brigham Exploration Co. (a)	65
16	Delta Petroleum Corp. (a)	29
215	Endeavour International Corp. (a)	260
15	Frontline Ltd., (Bermuda) (c)	339
49	General Maritime Corp.	376
26	Gulfport Energy Corp. (a)	225
43	Mariner Energy, Inc. (a)	606
15	Overseas Shipholding Group, Inc.	546
1	PrimeEnergy Corp. (a)	23
98	Stone Energy Corp. (a)	1,598
50	Swift Energy Co. (a)	1,177
272	VAALCO Energy, Inc. (a)	1,251
163	W&T Offshore, Inc.	1,913
7	Westmoreland Coal Co. (a)	59

		8,467

	Total Energy	19,455

	Financials — 31.7%
	Capital Markets — 1.9%
23	Affiliated Managers Group, Inc. (a)	1,508
11	Artio Global Investors, Inc. (a)	296
18	Federated Investors, Inc., Class B	485
51	Investment Technology Group, Inc. (a)	1,410
40	Janus Capital Group, Inc.	563
33	Oppenheimer Holdings, Inc., (Canada), Class A	801
51	Piper Jaffray Cos. (a)	2,438
22	Pzena Investment Management, Inc., Class A (a)	183

		7,684

	Commercial Banks — 10.0%
48	1st Source Corp.	781
67	1st United Bancorp, Inc. (a)	387
2	Alliance Financial Corp.	65
39	BancFirst Corp.	1,440
81	Bank of Hawaii Corp. (c)	3,356
15	Cardinal Financial Corp.	123
74	Cathay General Bancorp	601
28	Centerstate Banks, Inc.	221
129	Central Pacific Financial Corp. (c)	325
2	Century Bancorp, Inc., Class A	37
36	Chemical Financial Corp.	780
152	Citizens Republic Bancorp, Inc. (a) (c)	116
86	City Holding Co.	2,561
67	Community Bank System, Inc. (c)	1,228
57	Community Trust Bancorp, Inc.	1,481
23	Cullen/Frost Bankers, Inc.	1,167
30	Financial Institutions, Inc.	296
86	First Bancorp	263
4	First Citizens BancShares, Inc., Class A	684
22	First Community Bancshares, Inc.	271
117	First Financial Bancorp	1,412
10	First Financial Bankshares, Inc. (c)	509
11	First Merchants Corp.	77
11	First South Bancorp, Inc. (c)	122
197	FirstMerit Corp. (c)	3,758
230	FNB Corp.	1,638
1	Fulton Financial Corp.	8
42	Guaranty Bancorp (a)	63
27	Heartland Financial USA, Inc. (c)	398
52	Lakeland Bancorp, Inc.	391
14	Lakeland Financial Corp.	283
19	MB Financial, Inc.	398
16	Northrim BanCorp, Inc.	238
16	Old National Bancorp	174
11	Old Second Bancorp, Inc. (c)	60
48	Pacific Capital Bancorp (c)	69
49	Santander BanCorp (a)	479
9	SCBT Financial Corp.	248
8	Sierra Bancorp	99
48	Simmons First National Corp., Class A	1,380
764	South Financial Group, Inc. (The)	1,123
52	Southwest Bancorp, Inc.	727
8	Suffolk Bancorp	234
33	Sun Bancorp, Inc. (a)	175
214	TCF Financial Corp. (c)	2,793
17	Tompkins Financial Corp. (c)	761
93	UMB Financial Corp.	3,757
50	Umpqua Holdings Corp.	534
9	Union Bankshares Corp.	107
32	Washington Trust Bancorp, Inc.	566
27	Westamerica Bancorporation (c)	1,425
100	Whitney Holding Corp.	950

		41,139

	Consumer Finance — 1.9%
43	Advance America Cash Advance Centers, Inc.	238
63	AmeriCredit Corp. (a) (c)	992
179	CompuCredit Holdings Corp. (a) (c)	842
11	Credit Acceptance Corp. (a)	368
109	Dollar Financial Corp. (a)	1,751
151	World Acceptance Corp. (a) (c)	3,802

		7,993

	Diversified Financial Services — 0.9%
42	Financial Federal Corp.	1,036
132	PHH Corp. (a)	2,617

		3,653

	Insurance — 6.1%
98	Ambac Financial Group, Inc. (c)	164
394	American Equity Investment Life Holding Co. (c)	2,766
20	Arch Capital Group Ltd., (Bermuda) (a)	1,351
38	Axis Capital Holdings Ltd., (Bermuda)	1,156
243	Conseco, Inc. (a)	1,278
79	Crawford & Co., Class B (a)	349
129	Delphi Financial Group, Inc., Class A	2,916
13	FBL Financial Group, Inc., Class A	260
21	First Mercury Financial Corp.	278
100	Harleysville Group, Inc. (c)	3,159
195	Horace Mann Educators Corp.	2,730
60	Meadowbrook Insurance Group, Inc.	443
99	Platinum Underwriters Holdings Ltd., (Bermuda)	3,545
48	PMA Capital Corp., Class A (a)	271
34	ProAssurance Corp. (a)	1,785
57	Selective Insurance Group	892
38	StanCorp Financial Group, Inc.	1,542

		24,885

	Real Estate Investment Trusts (REITs) — 9.8%
292	Anworth Mortgage Asset Corp.	2,303
116	Apartment Investment & Management Co., Class A	1,711
139	Ashford Hospitality Trust, Inc. (a) (c)	481
22	Brandywine Realty Trust	239
103	CBL & Associates Properties, Inc. (c)	997
24	Colonial Properties Trust	230
29	Cypress Sharpridge Investments, Inc. (a)	410
303	DCT Industrial Trust, Inc.	1,548
200	Developers Diversified Realty Corp.	1,849
143	DiamondRock Hospitality Co. (a)	1,157
25	DuPont Fabros Technology, Inc. (a)	337
125	Education Realty Trust, Inc.	741
13	Government Properties Income Trust (a)	303
52	Home Properties, Inc. (c)	2,258
92	Hospitality Properties Trust	1,882
9	Invesco Mortgage Capital, Inc. (a)	203
47	LaSalle Hotel Properties	928
408	Lexington Realty Trust	2,079
119	LTC Properties, Inc.	2,856
435	MFA Financial, Inc.	3,459
109	Mission West Properties, Inc.	734
7	Pennsylvania Real Estate Investment Trust (c)	50
18	Pennymac Mortgage Investment Trust (a)	357
78	PS Business Parks, Inc.	4,013
119	Ramco-Gershenson Properties Trust	1,062
125	Senior Housing Properties Trust	2,397
80	Strategic Hotels & Resorts, Inc. (a)	206
256	Sunstone Hotel Investors, Inc. (a)	1,817
59	Taubman Centers, Inc.	2,143
51	Universal Health Realty Income Trust	1,644

		40,394

	Thrifts & Mortgage Finance — 1.1%
93	Astoria Financial Corp.	1,027
12	First Financial Holdings, Inc. (c)	193
20	First Niagara Financial Group, Inc.	242
114	MGIC Investment Corp. (a) (c)	847
80	Ocwen Financial Corp. (a)	910
102	PMI Group, Inc. (The) (c)	434
79	Trustco Bank Corp.	496
13	Waterstone Financial, Inc. (a)	64
12	WSFS Financial Corp.	328

		4,541

	Total Financials	130,289

	Health Care — 5.5%
	Biotechnology — 0.9%
94	Ariad Pharmaceuticals, Inc. (a)	208
43	ArQule, Inc. (a)	197
21	Halozyme Therapeutics, Inc. (a)	151
102	Incyte Corp. Ltd. (a) (c)	686
8	InterMune, Inc. (a)	129
32	Nabi Biopharmaceuticals (a)	116
12	Onyx Pharmaceuticals, Inc. (a)	351
28	Pharmasset, Inc. (a)	592
42	Protalix BioTherapeutics, Inc., (Israel) (a)	349
90	Rigel Pharmaceuticals, Inc. (a)	740
24	Seattle Genetics, Inc. (a)	339

		3,858

	Health Care Equipment & Supplies — 1.2%
10	Cantel Medical Corp. (a)	157
112	Invacare Corp. (c)	2,500
25	Teleflex, Inc.	1,208
247	TomoTherapy, Inc. (a)	1,069

		4,934

	Health Care Providers & Services — 2.0%
29	Brookdale Senior Living, Inc.	520
10	Emdeon, Inc., Class A (a)	167
11	Emergency Medical Services Corp., Class A (a)	521
67	Gentiva Health Services, Inc. (a)	1,663
90	Magellan Health Services, Inc. (a)	2,795
88	Omnicare, Inc.	1,971
29	PharMerica Corp. (a) (c)	544

		8,181

	Health Care Technology — 0.4%
21	MedAssets, Inc. (a)	469
10	Medidata Solutions, Inc. (a)	148
66	Vital Images, Inc. (a)	828

		1,445

	Life Sciences Tools & Services — 0.4%
105	Affymetrix, Inc. (a)	923
43	Harvard Bioscience, Inc. (a)	161
40	Kendle International, Inc. (a)	667

		1,751

	Pharmaceuticals — 0.6%
6	Auxilium Pharmaceuticals, Inc. (a) (c)	210
35	Cumberland Pharmaceuticals, Inc. (a)	567
23	Cypress Bioscience, Inc. (a)	191
33	Perrigo Co.	1,132
6	Valeant Pharmaceuticals International (a)	180
8	XenoPort, Inc. (a)	170

		2,450

	Total Health Care	22,619

	Industrials — 16.0%
	Aerospace & Defense — 1.2%
36	Cubic Corp.	1,405
46	DigitalGlobe, Inc. (a)	1,023
161	Orbital Sciences Corp. (a) (c)	2,413

		4,841

	Air Freight & Logistics — 0.3%
18	Atlas Air Worldwide Holdings, Inc. (a)	563
155	Pacer International, Inc.	599

		1,162

	Airlines — 1.0%
48	Hawaiian Holdings, Inc. (a)	396
90	Republic Airways Holdings, Inc. (a)	841
181	SkyWest, Inc.	3,008

		4,245

	Building Products — 1.2%
158	Gibraltar Industries, Inc.	2,094
21	Insteel Industries, Inc.	247
35	Lennox International, Inc.	1,257
30	NCI Building Systems, Inc. (a) (c)	96
45	Quanex Building Products Corp.	641
21	Trex Co., Inc. (a)	388

		4,723

	Commercial Services & Supplies — 2.7%
114	ACCO Brands Corp. (a)	824
7	Amrep Corp. (a)	95
49	ATC Technology Corp. (a)	960
161	Deluxe Corp. (c)	2,751
21	G&K Services, Inc., Class A	465
70	HNI Corp. (c)	1,645
11	ICT Group, Inc. (a)	113
32	Knoll, Inc.	334
13	M&F Worldwide Corp. (a)	265
191	Metalico, Inc. (a) (c)	796
90	Standard Register Co. (The)	528
149	Steelcase, Inc., Class A	927
32	United Stationers, Inc. (a)	1,509

		11,212

	Construction & Engineering — 1.3%
37	Dycom Industries, Inc. (a)	460
181	EMCOR Group, Inc. (a)	4,588
17	Integrated Electrical Services, Inc. (a)	140

		5,188

	Electrical Equipment — 1.7%
5	A123 Systems, Inc. (a) (c)	111
53	Acuity Brands, Inc.	1,710
200	EnerSys (a) (c)	4,420
110	LSI Industries, Inc.	729

		6,970

	Industrial Conglomerates — 0.8%
59	Standex International Corp.	1,176
139	Tredegar Corp.	2,010

		3,186

	Machinery — 2.1%
63	AGCO Corp. (a)	1,752
33	Ampco-Pittsburgh Corp.	878
11	CIRCOR International, Inc.	311
41	Mueller Industries, Inc.	976
174	Mueller Water Products, Inc., Class A	952
20	NACCO Industries, Inc., Class A	1,213
14	Tecumseh Products Co., Class A (a)	160
47	Wabtec Corp.	1,779
12	Watts Water Technologies, Inc., Class A	366

		8,387

	Marine — 0.7%
294	Horizon Lines, Inc., Class A (c)	1,869
34	International Shipholding Corp.	1,057

		2,926

	Professional Services — 0.9%
23	COMSYS IT Partners, Inc. (a)	146
22	GP Strategies Corp. (a)	162
58	Kforce, Inc. (a)	695
36	MPS Group, Inc. (a)	375
401	Spherion Corp. (a)	2,488

		3,866

	Road & Rail — 0.8%
34	Arkansas Best Corp.	1,012
30	Celadon Group, Inc. (a)	334
23	Heartland Express, Inc.	337
49	Saia, Inc. (a)	789
45	Werner Enterprises, Inc.	835

		3,307

	Trading Companies & Distributors — 1.3%
93	Applied Industrial Technologies, Inc.	1,967
21	BlueLinx Holdings, Inc. (a)	84
5	Houston Wire & Cable Co.	58
16	Interline Brands, Inc. (a)	276
108	WESCO International, Inc. (a)	3,096

		5,481

	Total Industrials	65,494

	Information Technology — 12.6%
	Communications Equipment — 2.1%
363	3Com Corp. (a)	1,901
115	Arris Group, Inc. (a)	1,497
52	Avocent Corp. (a)	1,046
64	Black Box Corp.	1,598
57	CommScope, Inc. (a)	1,691
69	Emulex Corp. (a)	709
10	InterDigital, Inc. (a)	220

		8,662

	Computers & Peripherals — 0.6%
192	Electronics for Imaging, Inc. (a)	2,165
41	Imation Corp.	378
2	Quantum Corp. (a)	2

		2,545

	Electronic Equipment, Instruments & Components — 3.0%
31	Agilysys, Inc.	201
63	Benchmark Electronics, Inc. (a)	1,132
2	Checkpoint Systems, Inc. (a)	36
92	Cognex Corp.	1,504
116	Coherent, Inc. (a) (c)	2,705
49	CTS Corp.	458
6	DDi Corp. (a)	27
20	Electro Rent Corp.	234
132	Methode Electronics, Inc.	1,143
48	Newport Corp. (a)	421
15	OSI Systems, Inc. (a)	273
62	Park Electrochemical Corp.	1,523
47	Tech Data Corp. (a)	1,947
70	Technitrol, Inc.	641

		12,245

	Internet Software & Services — 0.6%
9	LogMeIn, Inc. (a)	161
4	Open Text Corp., (Canada) (a)	164
48	Perficient, Inc. (a)	395
28	S1 Corp. (a)	171
78	United Online, Inc.	630
107	Web.com Group, Inc. (a)	760

		2,281

	IT Services — 1.6%
161	Acxiom Corp. (a)	1,520
3	Alliance Data Systems Corp. (a) (c)	177
130	CIBER, Inc. (a)	522
189	CSG Systems International, Inc. (a)	3,028
17	Global Cash Access Holdings, Inc. (a)	124
360	Unisys Corp. (a)	960

		6,331

	Semiconductors & Semiconductor Equipment — 1.9%
82	Brooks Automation, Inc. (a)	631
405	Cirrus Logic, Inc. (a)	2,252
34	Cohu, Inc.	461
65	DSP Group, Inc. (a)	531
86	Integrated Device Technology, Inc. (a)	582
182	Lattice Semiconductor Corp. (a)	410
60	MIPS Technologies, Inc. (a)	225
69	Novellus Systems, Inc. (a)	1,452
35	Photronics, Inc. (a)	164
23	Rudolph Technologies, Inc. (a)	169
32	Semtech Corp. (a)	543
177	Silicon Storage Technology, Inc. (a)	428
8	Zoran Corp. (a)	87

		7,935

	Software — 2.8%
318	Aspen Technology, Inc. (a)	3,239
133	EPIQ Systems, Inc. (a) (c)	1,931
33	Fair Isaac Corp.	698
5	i2 Technologies, Inc. (a)	80
22	MicroStrategy, Inc., Class A (a)	1,560
12	Rosetta Stone, Inc. (a) (c)	271
14	SolarWinds, Inc. (a)	297
30	Sybase, Inc. (a)	1,148
73	Take-Two Interactive Software, Inc. (a) (c)	821
166	TIBCO Software, Inc. (a)	1,573

		11,618

	Total Information Technology	51,617

	Materials — 6.1%
	Chemicals — 3.0%
17	A Schulman, Inc.	329
11	GenTek, Inc. (a)	411
152	H.B. Fuller Co.	3,177
32	ICO, Inc. (a)	149
53	Innophos Holdings, Inc.	971
52	Innospec, Inc., (United Kingdom)	771
38	Koppers Holdings, Inc.	1,118
7	Minerals Technologies, Inc.	352
273	PolyOne Corp. (a)	1,822
236	Spartech Corp. (c)	2,543
34	Zep, Inc.	544

		12,187

	Construction Materials — 0.0% (g)
32	Headwaters, Inc. (a)	124
78	U.S. Concrete, Inc. (a)	136

		260

	Containers & Packaging — 1.4%
83	Myers Industries, Inc.	896
71	Rock-Tenn Co., Class A	3,335
27	Silgan Holdings, Inc.	1,403

		5,634

	Metals & Mining — 1.0%
37	Globe Specialty Metals, Inc. (a)	331
61	Stillwater Mining Co. (a)	412
235	Worthington Industries, Inc.	3,268

		4,011

	Paper & Forest Products — 0.7%
191	Buckeye Technologies, Inc. (a)	2,053
4	Domtar Corp., (Canada) (a)	151
67	Neenah Paper, Inc.	788

		2,992

	Total Materials	25,084

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
41	CenturyTel, Inc.	1,381
20	Consolidated Communications Holdings, Inc.	321
196	Frontier Communications Corp.	1,478

	Total Telecommunication Services	3,180

	Utilities — 6.0%
	Electric Utilities — 1.2%
176	El Paso Electric Co. (a)	3,108
60	UniSource Energy Corp.	1,848

		4,956

	Gas Utilities — 2.3%
5	National Fuel Gas Co.	225
42	New Jersey Resources Corp.	1,532
121	Nicor, Inc. (c)	4,431
9	ONEOK, Inc.	330
25	Piedmont Natural Gas Co., Inc.	601
89	Southwest Gas Corp.	2,274
7	UGI Corp.	165

		9,558

	Multi-Utilities — 2.3%
204	Avista Corp. (c)	4,131
40	Black Hills Corp.	994
3	Florida Public Utilities Co.	31
168	NorthWestern Corp. (c)	4,092

		9,248

	Water Utilities — 0.2%
13	American Water Works Co., Inc.	253
19	California Water Service Group	740

		993

	Total Utilities	24,755

	Total Common Stocks
	(Cost $436,148)	405,950

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation — 0.6%
2,481	U.S. Treasury Note, 3.125%, 11/30/09 (Cost $2,491)	2,493

SHARES

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
5,364	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.271% (b) (l) (m) (Cost $5,364)	5,364

PRINCIPAL AMOUNT ($)

	Investments of Cash Collateral for Securities on Loan — 9.7%
	Certificate of Deposit — 1.2%
5,000	Calyon, New York, VAR, 0.396%, 03/15/10	4,959

	Corporate Notes — 8.3%
9,000	BBVA U.S. Senior S.A., (Spain), VAR, 0.350%, 03/12/10 (e)	8,997
10,000	General Electric Capital Corp., VAR, 0.400%, 03/12/10	9,894
500	Monumental Global Funding III, VAR, 0.395%, 03/26/10 (e)	491
10,050	Monumental Global Funding III, VAR, 0.457%, 05/24/10 (e)	9,872
5,000	Pricoa Global Funding I, VAR, 0.405%, 12/15/09 (e)	4,922

		34,176

SHARES

	Investment Company — 0.2%
644	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)	644

	Total Investments of Cash Collateral for Securities on Loan (Cost $40,192)	39,779

	Total Investments — 110.5% (Cost $484,195)	453,586
	Liabilities in Excess of Other Assets — (10.5)%	(43,119)

	NET ASSETS — 100.0%	$410,467

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
132	E-mini Russell 2000	12/18/09	$7,960	$363

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,405
Aggregate gross unrealized depreciation	(89,014)

Net unrealized appreciation/depreciation	$(30,609)

Federal income tax cost of investments	$484,195

Small Cap Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities	$411,958	$41,628	$—	$453,586
Appreciation in Other Financial Instruments *	$363	$—	$—	$363

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a certificate of deposit and corporate notes that are held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 24, 2009